Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ASML HOLDING NV
Entity Central Index Key	0000937966
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	407,165,221

Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
Net system sales	€ 3,801,632		€ 4,883,913	[1]	€ 3,894,742
Net service and field option sales	929,923		767,122	[1]	613,196
Total net sales	4,731,555		5,651,035	[1]	4,507,938
Cost of system sales	2,198,921		2,793,931	[1]	2,222,965
Cost of service and field option sales	527,377		407,714	[1]	329,803
Total cost of sales	2,726,298		3,201,645	[1]	2,552,768
Gross profit on sales	2,005,257		2,449,390	[1]	1,955,170
Research and development costs	589,182		590,270	[1]	523,426
Selling, general and administrative costs	259,301		217,904	[1]	181,045
Income from operations	1,156,774		1,641,216	[1]	1,250,699
Interest income	16,585		41,156	[1]	15,125
Interest expense	(22,781)		(33,737)	[1]	(23,301)
Income before income taxes	1,150,578		1,648,635	[1]	1,242,523
Provision for income taxes	(4,262)		(181,675)	[1]	(220,703)
Net income	€ 1,146,316		€ 1,466,960	[1]	€ 1,021,820
Basic net income per ordinary share	€ 2.7		€ 3.45	[1]	€ 2.35
Diluted net income per ordinary share	€ 2.68	[2]	€ 3.42	[1],[2]	€ 2.33	[2]
Number of ordinary shares used in computing per share amounts (in thousands)
Basic	424,096		425,618	[1]	435,146
Diluted	426,986	[2]	429,053	[1],[2]	438,974	[2]

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	€ 1,146,316	€ 1,466,960	[1]	€ 1,021,820
Foreign currency translation:
Gain (loss) on foreign currency translation	8,063	(17,473)		22,286
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	214	(4,610)		(49,175)
Transfers to net income	(7,761)	51,963		47,954
Comprehensive income	€ 1,146,832	€ 1,496,840		€ 1,042,885

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.

Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	€ 1,767,596		€ 2,731,782
Short-term investments	930,005
Accounts receivable, net	605,288		880,627
Finance receivables, net	265,167		78,853
Current tax assets	57,116		32,105
Inventories, net	1,856,970		1,624,627
Deferred tax assets	103,695		120,720
Other assets	246,005		238,095
Total current assets	5,831,842		5,706,809
Finance receivables, net	38,621
Deferred tax assets	39,443		38,735
Other assets	311,538		307,251
Goodwill	149,168		146,044
Other intangible assets, net	9,943		8,366
Property, plant and equipment, net	1,029,923		1,053,610
Total non-current assets	1,578,636		1,554,006
Total assets	7,410,478		7,260,815
Liabilities and shareholders' equity
Accounts payable	188,961		444,269
Accrued and other liabilities	1,880,370		1,768,647
Current tax liabilities	10,791		14,999
Current portion of long-term debt	3,610		2,587
Provisions	2,280		2,326
Deferred and other tax liabilities	271		214
Total current liabilities	2,086,283		2,233,042
Long-term debt	755,880		733,781
Deferred and other tax liabilities	88,307		176,727
Provisions	7,974		10,012
Accrued and other liabilities	405,141	[1]	663,099	[1]
Total non-current liabilities	1,257,302		1,583,619
Total liabilities	3,343,585		3,816,661
Commitments and contingencies
Cumulative Preference Shares
Ordinary Shares	37,470		38,354
Share premium	483,651		473,043
Treasury shares at cost	(464,574)		(416,417)
Retained earnings	3,931,359		3,270,703
Accumulated other comprehensive income	78,987		78,471
Total shareholders' equity	4,066,893		3,444,154
Total liabilities and shareholders' equity	7,410,478		7,260,815
Common Class B
Liabilities and shareholders' equity
Ordinary Shares

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Cumulative Preference Shares, nominal value	€ 0.09	€ 0.09
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000	700,000,000
Cumulative Preference Shares, outstanding (actual number of shares)
Ordinary Shares, outstanding (actual number of shares)	407,165,221	413,669,257
Ordinary Stock
Ordinary Shares, nominal value	€ 0.09	€ 0.09
Ordinary Shares, authorized (actual number of shares)	699,999,000	700,000,000
Ordinary Shares, outstanding (actual number of shares)	407,165,221	413,669,257
Common Class B
Ordinary Shares, nominal value	€ 0.01
Ordinary Shares, authorized (actual number of shares)	9,000
Ordinary Shares, outstanding (actual number of shares)

Consolidated Statements of Shareholders' Equity (EUR €) In Thousands, except Share data, unless otherwise specified		Total		Issued and outstanding Shares		Share Premium		Treasury Shares at cost		Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2009		€ 1,774,768		€ 39,028		€ 476,261		€ (218,203)		€ 1,450,156	€ 27,526
Beginning Balance, shares at Dec. 31, 2009	[1]			433,639,000
Components of comprehensive income:
Net income		1,021,820								1,021,820
Foreign Currency Translation, net of taxes		22,286									22,286
Gain (loss) on financial instruments, net of taxes		(1,221)									(1,221)
Customer Co-Investment Program:
Capital repayment
Share-based payments		12,109				12,109
Issuance of shares		31,000		265		(17,223)		66,531		(18,573)
Issuance of shares, shares	[1]			2,954,000
Dividend paid		(86,960)								(86,960)
Tax benefit/deficit from share-based payments		106				106
Ending Balance at Dec. 31, 2010		2,773,908		39,293		471,253		(151,672)		2,366,443	48,591	[2]
Ending Balance, shares at Dec. 31, 2010	[1]			436,593,000
Components of comprehensive income:
Net income		1,466,960	[3]							1,466,960
Foreign Currency Translation, net of taxes		(17,473)									(17,473)
Gain (loss) on financial instruments, net of taxes		47,353									47,353
Customer Co-Investment Program:
Capital repayment
Purchase of treasury shares		(700,452)						(700,452)
Purchase of treasury shares, shares	[1]			(25,675,000)
Cancellation of treasury shares				(1,187)				373,801		(372,614)
Share-based payments		12,430				12,430
Issuance of shares		34,084		248		(10,629)		61,906		(17,441)
Issuance of shares, shares	[1]			2,751,000
Dividend paid		(172,645)								(172,645)
Tax benefit/deficit from share-based payments		(11)				(11)
Ending Balance at Dec. 31, 2011		3,444,154		38,354		473,043		(416,417)		3,270,703	78,471	[2]
Ending Balance, shares at Dec. 31, 2011		413,669,257		413,669,000	[1]
Components of comprehensive income:
Net income		1,146,316								1,146,316
Foreign Currency Translation, net of taxes		8,063									8,063
Gain (loss) on financial instruments, net of taxes		(7,547)									(7,547)
Customer Co-Investment Program:
Issuance of shares		3,977,368		8,691		3,968,677
Issuance of shares, shares	[1]			96,566,000
Fair value differences		(123,416)	[4]			(123,416)	[4]
Capital repayment, shares	[1],[5]			(93,411,000)
Capital repayment		(3,728,324)	[5],[6]	(8,691)	[5]	(3,845,261)	[5]	125,628	[5]
Purchase of treasury shares		(535,373)		(198)				(535,175)
Purchase of treasury shares, shares	[1]			(13,478,000)
Cancellation of treasury shares				(1,030)				294,752		(293,722)
Share-based payments		18,714				18,714
Issuance of shares		53,714		344		(10,222)		66,638		(3,046)
Issuance of shares, shares	[1]			3,819,000
Dividend paid		(188,892)								(188,892)
Tax benefit/deficit from share-based payments		2,116				2,116
Ending Balance at Dec. 31, 2012		€ 4,066,893		€ 37,470		€ 483,651		€ (464,574)		€ 3,931,359	€ 78,987	[2]
Ending Balance, shares at Dec. 31, 2012		407,165,221		407,165,000	[1]

[1]	As of December 31, 2012, the number of issued shares was 419,852,467. This includes the number of issued and outstanding shares of 407,165,221 and the number of treasury shares of 12,687,246. As of December 31, 2011, the number of issued shares was 431,294,790. This includes the number of issued and outstanding shares of 413,669,257 and the number of treasury shares of 17,625,533.
[2]	As of December 31, 2012, accumulated other comprehensive income, net of taxes, consists of EUR 83.5 million relating to foreign currency translation (2011: EUR 75.5 million; 2010: EUR 93.0 million) and EUR 4.5 million relating to unrealized losses on financial instruments (2011: EUR 3.0 million gains; 2010: EUR 44.4 million losses).
[3]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[4]	The difference between the fair value of the shares and the subscription price of the shares issued to the participating customers in the Customer Co- Investment Program.
[5]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[6]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.

Consolidated Statements of Shareholders' Equity (Parenthetical) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Number of issued shares	419,852,467		431,294,790
Number of issued and outstanding shares	407,165,221		413,669,257
Number of treasury shares	12,687,246		17,625,533
Accumulated other comprehensive income, net of taxes relating to foreign currency translation	€ 83,500,000		€ 75,500,000	€ 93,000,000
Accumulated other comprehensive income, net of taxes unrealized (losses) on financial instruments	(4,500,000)		3,000,000	(44,400,000)
Payment for Synthetic Share Buyback	€ 3,728,324,000	[1],[2]
Reduction percentage in number of shares	23.00%

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.

Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows from Operating Activities
Net income	€ 1,146,316		€ 1,466,960	[1]	€ 1,021,820
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	186,620		165,185		151,444
Impairment	3,234		12,272		8,563
Loss on disposal of property, plant and equipment	2,272	[2]	3,368	[2]	2,913	[2]
Share-based payments	18,714		12,430		12,109
Allowance for doubtful receivables	458	[3]	849	[3]	(1,256)
Addition obsolete inventory allowance	130,911		60,300		55,691
Deferred income taxes	(72,374)		63,250		28,053
Changes in assets and liabilities:
Accounts receivable	246,982		267,209		(748,898)
Finance receivables	(225,103)		(37,301)		(20,000)
Inventories	(352,716)	[2]	(276,243)	[2]	(706,233)	[2]
Other assets	19,117		(58,292)		(114,003)
Accrued and other liabilities	(147,691)		589,217		862,919
Accounts payable	(225,083)		(126,234)		350,231
Current income taxes	(28,179)		(72,530)		36,695
Net cash provided by operating activities	703,478		2,070,440		940,048
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(171,878)	[2]	(300,898)	[2]	(128,728)	[2]
Proceeds from sale of property, plant and equipment					3,825	[2]
Purchase of intangible assets	(7,658)
Purchase of available for sale securities	(1,379,997)
Maturity of available for sale securities	449,992
Acquisition of subsidiaries (net of cash acquired)	(10,292)
Net cash used in investing activities	(1,119,833)		(300,898)		(124,903)
Cash Flows from Financing Activities
Dividend paid	(188,892)		(172,645)		(86,960)
Purchase of shares	(535,373)		(700,452)
Net proceeds from issuance of shares	3,907,666	[4]	34,084		31,000
Capital repayment	(3,728,324)	[5],[6]
Deposits from customers			(150,000)		150,000
Repayment of debt	(2,776)		(2,537)		(1,444)
Tax benefit (deficit) from share based payments	2,116		(11)		106
Net cash provided by (used in) financing activities	(545,583)		(991,561)		92,702
Net cash flows	(961,938)		777,981		907,847
Effect of changes in exchange rates on cash	(2,248)		3,967		4,913
Net increase (decrease) in cash and cash equivalents	(964,186)		781,948		912,760
Cash and cash equivalents at beginning of the year	2,731,782		1,949,834		1,037,074
Cash and cash equivalents at end of the year	1,767,596		2,731,782		1,949,834
Supplemental Disclosures of Cash Flow Information:
Interest paid	(37,906)		(35,919)		(35,559)
Taxes paid	€ (109,504)		€ (202,312)		€ (148,915)

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	An amount of EUR 204.8 million (2011: EUR 300.5 million, 2010: EUR 214.1 million) of the additions in property, plant and equipment relates to non- cash transfers from inventory, an amount of EUR 9.6 million relates to other non-cash movements (mainly investments not yet paid and inceptions of finance lease arrangements) and an amount of EUR 222.9 million (2011: EUR 145.3 million, 2010: EUR 110.4 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these consolidated statements of cash flows. For further details see Note 11.
[3]	Addition for the year is recorded in cost of sales.
[4]	The net proceeds from issuance of shares includes an amount of EUR 3,853.9 million related to the share issuances in connection to the Customer Co- Investment Program.
[5]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[6]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.

Consolidated Statements of Cash Flows (Parenthetical) (EUR €)	12 Months Ended
	Dec. 31, 2012
Consolidated Statements of Cash Flows [Abstract]
Additions related to non-cash transfers from inventory	€ 204,800,000
Disposal related to non-cash transfers to inventory	222,900,000
Amount relates to other non-cash transfers from inventory	9,600,000
Shares issued under customer co-investment program	3,853,900,000
Capital repayment on ASML's treasury shares	125,600,000
Payment for Synthetic Share Buyback	€ 3,728,324,000	[1],[2]

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.

General information / Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
General information / Summary of significant accounting policies [Abstract]
General information / Summary of significant accounting policies

1. General information / Summary of significant accounting policies

ASML Holding N.V. (“ASML”), with its corporate headquarters in Veldhoven, the Netherlands, is engaged in the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography systems. ASML’s principal operations are in the Netherlands, the United States of America and Asia.

Our shares are listed for trading in the form of registered shares on NASDAQ and on NYSE Euronext Amsterdam. The principal trading market of our ordinary shares is NYSE Euronext Amsterdam.

Basis of preparation

The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation

The consolidated financial statements include the financial statements of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which ASML is the primary beneficiary (referred to as “ASML”). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries

Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than half of the voting rights. As from the date that these criteria are met, the financial data of the relevant subsidiaries are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the acquisition method. The cost of acquisition is measured based on the consideration transferred, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the acquisition date (i.e., the date at which we obtain control). The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed, is capitalized as goodwill. Acquisition-related costs are expensed when incurred in the period they arise or the service is received.

Variable Interest Entities

We assess whether we have a controlling financial interest in any Variable Interest Entity (“VIE”) and, thus, whether we are the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: (a.) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b.) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation

The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative financial instruments

We principally use derivative hedging instruments for the management of foreign currency risks and interest rate risks. We measure all derivative hedging instruments based on fair values derived from market prices of the instruments. We adopt hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. We designate certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge).

We document at the inception of the transaction the relationship between hedging instruments and hedged items, as well as our risk management objectives and strategy for undertaking various hedging transactions. We also document our assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge

Changes in the fair value of a derivative financial instrument that is designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations.

Hedge accounting is discontinued when we revoke the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. The adjustment to the carrying amount of the hedged item arising from the hedged risk is amortized to the consolidated statement of operations from that date.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge

Changes in the fair value of a derivative that is designated and qualified as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside our control or influence and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest cash flows to certain of our operating lease obligations are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows of such operating lease obligations. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest cash flows is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge

Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold.

Cash and cash equivalents

Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Short-term investments

Investments with remaining maturities longer than three months and less than one year at the date of acquisition are presented as short-term investments. The short-term investments are classified as available-for-sale securities and are stated at fair value. Gains and losses, other than impairments, interest income and foreign exchange results, are recognized in comprehensive income until the short-term investments are derecognized. Upon derecognition, the cumulative gain or loss recognized in comprehensive income, is recognized in the consolidated statement of operations.

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from sales forecasts as well as the expected market value of the inventory.

Intangible assets

Goodwill

Goodwill represents the excess of the costs of an acquisition over the fair value of the amounts assigned to assets acquired and liabilities incurred or assumed of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment

Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis (September 30) and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the reporting unit (including goodwill allocated to such unit) with the fair value of that reporting unit. If the carrying amount of the reporting unit is higher than the fair value of the reporting unit, the second step should be performed. In the second step the goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the related undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to us and we cease using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition

ASML recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in ASML’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer, if any. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Although each system’s performance is re-tested upon installation at the customer’s site, ASML has never failed to successfully complete installation of a system at a customer’s premises.

In connection with the introduction of new technology, such as our second-generation EUV systems (NXE:3100), we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

In 2012, we recognized system sales revenue for one NXE:3100 system (2011: three NXE:3100 systems; 2010: no NXE:3100 systems) that was installed at the customer location and was accepted by our customer, for an amount of EUR 43.7 million (2011: EUR 119.3 million and 2010: EUR nil). As of December 31, 2012, no amounts were deferred in relation to NXE:3100 systems (2011: EUR 48.6 million and 2010: EUR 38.5 million).

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time we repurchase systems that we have manufactured and sold and, following refurbishment, resell those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. We consider reasonable offers from any vendor, including customers, to repurchase used systems so that we can refurbish, resell, and install these systems as part of our normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2012 and 2011 ASML had no repurchase commitments.

We offer customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, we offer volume discounts to certain customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, we offer free or discounted products or services (award credits) to our customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

In the event that an arrangement with a customer becomes onerous, we recognize a liability for the amount that the cost of settling the arrangement exceeds the amount of the contract price. When we satisfy the onerous arrangement, we derecognize the related liability.

Multiple element arrangements

The main portion of ASML’s revenue is derived from contractual arrangements with our customers that have multiple deliverables, which mainly include the sale of our systems, installation and training services and prepaid extended and enhanced (optic) warranty contracts. As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended the guidance on arrangements with multiple deliverables in ASC 605-25. The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. We apply this accounting guidance prospectively to arrangements originating or materially modified on or after January 1, 2011. The implementation resulted in additional qualitative disclosures that are included below, but did not result in additional units of accounting and only had an insignificant impact on timing and allocation of revenues.

Each element in the arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. We consider a deliverable to have stand-alone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, our revenue arrangements do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

The hierarchy of evidence to determine a selling price in ASC 605-25 is as follows:

•	Vendor-Specific Objective Evidence (“VSOE”) – the price at which we sell the element in a separate standalone transaction;
•	Third-Party Evidence (“TPE”) – evidence from us or other companies of the value of a largely interchangeable element in a transaction;
•	Best Estimate of Selling Price (“BESP”) – our best estimate of the selling price of an element in the transaction.

To determine the selling price in multiple elements arrangements, we establish VSOE of the selling price for installation and training services and prepaid extended and enhanced (optic) warranty contracts. VSOE is determined based on the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) and prepaid extended and enhanced (optic) warranty contracts on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract. When we are unable to establish the selling price using VSOE or TPE, we use BESP. The objective of using estimated selling price-based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine BESP considering several internal and external factors including, but not limited to, pricing practices, gross margin objectives, market conditions, competitive environment, internal costs and geographies. We review selling prices every reporting period and maintain internal controls over the establishment and updates of these estimates.

For arrangements entered into through December 31, 2010, we primarily recognize revenue based on the previous guidance of ASC 605-25. The revenue relating to the installation and training services and prepaid extended and enhanced (optic) warranty contracts is deferred at their fair value until delivery of these elements. As we are not able to determine the fair value for the system, but we are able to determine the fair value for all other elements in the arrangement, revenue is allocated as the difference between the total arrangement consideration less the aggregate fair value of all other elements in the arrangement, and no revenue is recognized until all elements without fair value have been delivered.

Lease arrangements

A lease is classified as a sales-type lease if any of the following lease classification criteria are met at its inception:

1.	The lease transfers ownership of the property to the lessee by the end of the lease term;
2.	The lease contains a bargain purchase option;
3.	The lease term is equal to 75 percent or more of the estimated economic life of the leased property; and
4.	The present value at the beginning of the lease term of the minimum lease payments, excluding that portion of the payments representing executory costs such as insurance, maintenance, and taxes to be paid by the lessor, including any profit thereon, equals or exceeds 90 percent of the excess of the fair value of the leased property to the lessor at lease inception over any related investment tax credit retained by the lessor and expected to be realized by the lessor.

In addition revenue is recognized at commencement of the lease term. The present value of the lease payments is recognized as a finance receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned interest in the consolidated statements of operations.

A lease is classified as an operating lease if the lease classification criteria (as described above) are not met. If ASML has offered its customers an operating lease arrangement, the contract consideration is recognized in the consolidated statements of operations on a straight-line basis over the period of the lease.

Warranty

We provide standard warranty coverage on our systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated warranty costs are accounted for by accruing these costs for each system upon recognition of the system sale. The estimated warranty costs are based on historical product performance and field expenses. Based upon historical service records, we calculate the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, we assess, and update if necessary, our accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on our system is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs

ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales

Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the accrued warranty reserve are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs.

Research and development costs and credits

Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter-)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D credits in the R&D line in the consolidated statements of operations in the period in which such costs occur.

Share-based payments

The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the grant-date fair value of stock options and shares. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bond with AAA ratings, and with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of our ordinary shares on NYSE Euronext Amsterdam on the grant-date.

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on our estimate of equity instruments that will eventually vest. At each balance sheet date, we revise our estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to shareholders’ equity.

Our current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 we adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation

We are party to various legal proceedings generally incidental to our business, as disclosed in Note 18. In connection with these proceedings and claims, our management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond our control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, we may agree to settle or to terminate a claim or proceeding in which we believe that it would ultimately prevail where we believe that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

We accrue for legal costs related to litigation in our consolidated statements of operations at the time when the related legal services are actually provided.

Net income per ordinary share

Basic net income per ordinary share is calculated by dividing net income by the weighted average number of ordinary shares outstanding for that period. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 26 for further discussion.

The basic and diluted net income per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31 (in thousands, except per share data)	2012 EUR	2011 EUR	2010 EUR

Net income	1,146,316	1,466,960	1,021,820

Weighted average number of shares outstanding during the year (after deduction of treasury stock)	424,096	425,618	435,146

Basic net income per ordinary share	2.70	3.45	2.35

Weighted average number of shares:	424,096	425,618	435,146
Plus shares applicable to:
Options and conditional shares[1]	2,890	3,435	3,828

Dilutive potential ordinary shares	2,890	3,435	3,828

Adjusted weighted average number of shares	426,986	429,053	438,974

Diluted net income per ordinary share [1]	2.68	3.42	2.33

1	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Comprehensive income

Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the year ending December 31, 2012, comprehensive income consists of net income, unrealized gains and losses on financial instruments, being available-for-sale securities and derivative financial instruments designated for hedge accounting, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes. For the years ended December 31, 2011 and 2010 comprehensive income consists of net income, unrealized gains and losses on financial instruments, being derivative financial instruments designated for hedge accounting, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220)”. Under the ASU, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income (“OCI”) along with a total for OCI and a total amount for comprehensive income. The option under current guidance which permits the presentation of components of OCI as part of the statement of changes in shareholders’ equity has been eliminated. In December 2011, the FASB issued ASU 2011-12 which indefinitely defers certain provisions of ASU 2011-05, the main deferred provision relating to a requirement for entities to present reclassification adjustments out of accumulated OCI by component in both the statements in which net income is presented and the statement in which OCI in any period is presented. The ASU is effective for annual and interim periods beginning after December 15, 2011. We have early adopted this standard; adoption had no impact on our consolidated financial statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. Under the new guidance, the entities must disclose both gross information and net information about both instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for us beginning January 1, 2013. Other than requiring some additional disclosures, we do not anticipate material impacts on our consolidated financial statements upon adoption.

In July 2012, the FASB issued ASU No. 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment”. This ASU amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The new guidance will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The ASU 2012-02 will not have any effect on our consolidated financial statements.

In October 2012, the FASB issued ASU No. 2014-04 “Technical Corrections and Improvements”. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.

Fair value measurements	12 Months Ended
Dec. 31, 2012
Fair value measurements [Abstract]
Fair value measurements

2. Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement hierarchy prioritizes the inputs to valuation techniques used to measure fair value as follows:

•	Level 1: Valuations based on inputs such as quoted prices for identical assets or liabilities in active markets that the entity has the ability to access.
•

Level 2: Valuations based on inputs other than level 1 inputs such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). A financial instrument’s fair value classification is based on the lowest level of any input that is significant in the fair value measurement hierarchy.

Financial assets and financial liabilities measured at fair value on a recurring basis

Investments in money market funds (as part of our cash and cash equivalents) have fair value measurements which are all based on quoted prices for identical assets or liabilities.

Our available-for sale financial instruments consist of Dutch Treasury Certificates and deposits with the Dutch government. Dutch Treasury Certificates are traded in an active market and the fair value is determined based on quoted market prices for identical assets or liabilities. The fair value of deposits is determined with reference to quoted market prices for similar assets or discounted cash flow analysis.

The principal market in which we execute our derivative contracts is the institutional market in an over-the-counter environment with a high level of price transparency. The market participants usually are large commercial banks. The valuation inputs for our derivative contracts are based on quoted prices and quoting pricing intervals from public data sources; they do not involve management judgement.

The valuation technique used to determine the fair value of forward foreign exchange contracts (used for hedging purposes) approximates the Net Present Value technique (“NPV”) which is the estimated amount that a bank would receive or pay to terminate the forward foreign exchange contracts at the reporting date, taking into account current interest rates and current exchange rates.

The valuation technique used to determine the fair value of interest rate swaps (used for hedging purposes) is the Net Present Value technique, which is the estimated amount that a bank would receive or pay to terminate the swap agreements at the reporting date, taking into account current interest rates.

Our 5.75 percent senior notes due 2017 (“Eurobond”) serve as a hedged item in a fair value hedge relationship in which we hedge the variability of changes in the fair value of our Eurobond due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the balance sheet under derivative financial instruments (within other current assets and other non-current assets) and the carrying amount of the Eurobond is adjusted for these fair value changes only. For the actual fair value, including credit risk considerations, see Note 14.

The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2012 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	151,748	-	151,748
Money market funds [2]	385,420	-	-	385,420
Short-term investments [3]	279,988	650,017	-	930,005

Total	665,408	801,765	-	1,467,173

Liabilities
Long-term debt [4]	-	759,490	-	759,490
Derivative financial instruments [1]	-	10,893	-	10,893

Total	-	770,383	-	770,383

As of December 31, 2011 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	126,351	-	126,351
Money market funds [2]	369,238	-	-	369,238

Total	369,238	126,351	-	495,589

Liabilities
Long-term debt [4]	-	736,368	-	736,368
Derivative financial instruments [1]	-	40,359	-	40,359

Total	-	776,727	-	776,727

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 3.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
4	Long-term debt mainly relates to our EUR 600.0 million Eurobond (fair value as at December 31, 2012: EUR 710.1 million (2011: EUR 695.6 million)) and excludes accrued interest. For further details see Note 14.

There were no transfers between levels during the years ended December 31, 2012 and December 31, 2011.

Assets and liabilities measured at fair value on a nonrecurring basis

In 2012, we recognized impairment charges of EUR 3.2 million (2011: EUR 12.3 million; 2010: EUR 8.6 million) on our property, plant and equipment, mainly relating to furniture, fixture and other equipment. Valuation of these assets is classified as Level 3 in the fair value hierarchy since their fair values were determined based on unobservable inputs. The impairment charge is determined based on the difference between the assets’ estimated fair value (being EUR 0.1 million) and their carrying amount. For further information, see Note 11.

We did not recognize any impairment charges for goodwill and other intangible assets during 2012. See Notes 9 and 10 for more information.

Financial risk management	12 Months Ended
Dec. 31, 2012
Financial risk management [Abstract]
Financial risk management

3. Financial risk management

We are exposed to certain financial risks such as market risk (including foreign currency exchange risk and interest rate risk), credit risk, liquidity risk and capital risk. The overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potentially adverse effects on our financial performance. We use derivative financial instruments to hedge certain risk exposures. None of our transactions are entered into for trading or speculative purposes. We believe that market information is the most reliable and transparent measure for our derivative financial instruments that are measured at fair value.

Foreign currency risk management

Our sales are predominately denominated in euros. Exceptions may occur on a customer by customer basis. Our cost of sales and other expenses are mainly denominated in euros, to a certain extent in U.S. dollar and Japanese yen and to a limited extent in other currencies. Therefore, we are exposed to foreign currency exchange risk.

It is our policy to hedge material transaction exposures, such as forecasted sales and purchase transactions, and material net remeasurement exposures, such as accounts receivable and payable. We hedge these exposures through the use of foreign exchange contracts.

As of December 31, 2012, accumulated other comprehensive income includes EUR 4.9 million gain (net of taxes: EUR 4.3 million gain; 2011: EUR 4.4 million loss) representing the total anticipated gain to be released to sales, and EUR 6.0 million loss (net of taxes: EUR 5.3 million loss; 2011: EUR 10.3 million gain) to be charged to cost of sales, which will offset the EUR equivalent of foreign currency denominated forecasted sales and purchase transactions. All amounts are expected to be released over the next 12 months. The effectiveness of all contracts for which we apply hedge accounting is monitored on a quarterly basis throughout the life of the hedges. During 2012, no ineffective hedge relationships were recognized (2011: loss of EUR 0.2 million related to sales transactions).

Interest rate risk management

We have interest-bearing assets and liabilities that expose us to fluctuations in market interest rates. We use interest rate swaps to align the interest-typical terms of interest-bearing liabilities with the interest-typical terms of interest-bearing assets. There may be residual interest rate risk to the extent the asset and liability positions do not fully offset.

As part of our hedging policy, we use interest rate swaps to hedge changes in fair value of our Eurobond due to changes in market interest rates, thereby offsetting the variability of future interest receipts on part of our cash and cash equivalents. During 2012, the hedge was 100 percent effective in hedging the fair value exposure to interest rate movements. The changes in fair value of the Eurobond were included at the same time in the consolidated statement of operations as the changes in the fair value of the interest rate swaps.

Furthermore, as part of our hedging policy, we use interest rate swaps to hedge the variability of future interest cash flows relating to certain of our operating lease obligations. During 2012, these hedges were 100 percent effective in hedging the cash flow exposure to interest rate movements.

Financial instruments

We use foreign exchange contracts to manage our currency risk and interest rate swaps to manage our interest rate risk. The following table summarizes the notional amounts and estimated fair values of our financial instruments:

As of December 31 (in thousands)	2012 Notional amount EUR	Fair Value EUR	2011 Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	262,146	16,805	389,579	(23,999)
Interest rate swaps [2]	624,900	124,050	641,500	109,991

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

The following table summarizes our derivative financial instruments per category:

	2012		2011
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	4,780	-	3,933
Interest rate swaps - fair value hedges	128,830	-	113,924	-
Forward foreign exchange contracts - cash flow hedges	5,975	5,688	11,332	3,019
Forward foreign exchange contracts - other hedges (no hedge accounting)	16,943	425	1,095	33,407

Total	151,748	10,893	126,351	40,359

Less non-current portion:
Interest rate swaps - cash flow hedges	-	4,032	-	3,210
Interest rate swaps - fair value hedges	101,651	-	92,534	-

Total non-current portion	101,651	4,032	92,534	3,210

Total current portion	50,097	6,861	33,817	37,149

The fair value part of a hedging derivative that has a remaining term of 12 months or less after balance sheet date is classified as current asset or liability. When the fair value part of a hedging derivative has a term of more than 12 months after balance sheet date, it is classified as non-current. The current portion of derivative financial instruments is included in respectively other current assets and current accrued and other liabilities in the balance sheet. The non-current portion of derivative financial instruments is included in, respectively, other non-current assets and non-current accrued and other liabilities in the balance sheet.

For further information regarding our derivative financial instruments, see Notes 1, 2, 8 and 12.

Foreign exchange contracts

The notional principal amounts of the outstanding forward foreign exchange contracts in the main currencies U.S. dollar and Japanese yen at December 31, 2012 are U.S. dollar 159.8 million and Japanese yen 8.4 billion (2011: U.S. dollar 48.9 million and Japanese yen 37.2 billion).

The hedged highly probable forecasted transactions denominated in foreign currency are expected to occur at various dates during the coming 12 months. Gains and losses recognized in other comprehensive income on forward foreign exchange contracts as of December 31, 2012 will be recognized in the consolidated statements of operations in the period or periods during which the hedged forecasted transactions affect the consolidated statements of operations.

In 2012, we recognized a net amount of EUR 8.7 million gain (2011: EUR 58.1 million loss; 2010: EUR 43.5 million loss) in the consolidated statements of operations resulting from effective cash flow hedges for forecasted sales and purchase transactions that occurred in the year. Furthermore, we recognized an amount of EUR 3.0 million gain in the consolidated statements of operations resulting from derivative financial instruments measured at fair value through profit or loss (2011: EUR 38.3 million loss; 2010: EUR 32.9 million loss).

Interest rate swaps

The notional principal amounts of the outstanding interest rate swap contracts as of December 31, 2012 were EUR 624.9 million (2011: EUR 641.5 million).

Credit risk management

Financial instruments that potentially subject us to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, derivative financial instruments used for hedging activities, accounts receivable and finance receivables.

Cash and cash equivalents, short-term investments and derivative financial instruments contain an element of risk of the counterparties being unable to meet their obligations. Our risk management program focuses appropriately on the current environment of uncertainty in the financial markets, especially in the euro-zone. We invest our cash and cash equivalents and short-term investments in short-term deposits with high-rated financial institutions and the Dutch government, in Dutch Treasury Certificates and in AAAm-rated money market funds that invest in high-rated short-term debt securities of financial institutions and governments. To mitigate the risk that any of our counterparties in hedging transactions is unable to meet its obligations, We only enter into transactions with a limited number of major financial institutions that have high credit ratings and closely monitor the creditworthiness of our counterparties. Concentration risk is mitigated by limiting the exposure to a single counterparty.

Our customers consist of Integrated Circuit (“IC”) manufacturers located throughout the world. We perform ongoing credit evaluations of our customers’ financial condition. We take additional measures to mitigate credit risk when considered appropriate by means of e.g. down payments, letters of credit, and retention of ownership provisions in contracts. Retention of ownership enables us to recover the systems in the event a customer defaults on payment.

Liquidity risk management

Our liquidity needs are affected by many factors, some of which are based on the normal on-going operations of the business, and others that relate to the uncertainties of the global economy and the semiconductor industry. Although our cash requirements fluctuate based on the timing and extent of these factors, we believe that cash generated from operations, together with the liquidity provided by existing cash and cash equivalents and short-term investments and our borrowing capability are sufficient to satisfy our current requirements, including our 2013 capital expenditures. We intend to return cash to our shareholders on a regular basis in the form of dividend payments and, subject to our actual and anticipated liquidity requirements and other relevant factors, share buybacks or capital repayment.

Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents and short-term investments [Abstract]
Cash and cash equivalents and short-term investments

4. Cash and cash equivalents and short-term investments

Cash and cash equivalents at December 31, 2012 include deposits with high-rated financial institutions and the Dutch government of EUR 775.6 million (2011: EUR 1,818.6 million), investments in AAAm-rated money market funds that invest in high-rated debt securities of financial institutions and governments of EUR 385.4 million (2011: EUR 369.2 million) and interest-bearing bank accounts of EUR 606.6 million (2011: EUR 544.0 million). Our cash and cash equivalents are predominantly denominated in euros and partly in US dollars.

Cash and cash equivalents have insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition. No restrictions on usage of cash and cash equivalents exist. The carrying amount of these assets approximates their fair value.

Short-term investments have insignificant interest rate risk and remaining maturities longer than three months but less than one year at the date of acquisition.

Short-term investments (classified as available for sale securities) consist of the following:

As of December 31, 2012 (in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	279,988	-	-	279,988
Deposits	650,017	-	-	650,017

Total	930,005	-	-	930,005

We had no short-term investments as of December 31, 2011.

Accounts receivable	12 Months Ended
Dec. 31, 2012
Account/Finance receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Accounts receivable, gross	607,359	883,209
Allowance for doubtful receivables	(2,071)	(2,582)

Accounts receivable, net	605,288	880,627

The carrying amount of the accounts receivable approximates the fair value. ASML performs ongoing credit evaluations on its customers’ financial condition. ASML periodically reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging accounts receivables balances, and current economic conditions that may affect a customer’s ability to pay.

Movements of the allowance for doubtful receivables are as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Balance at beginning of year	(2,582)	(1,945)
Addition for the year[1]	(458)	(849)
Utilization of the provision	969	212

Allowance for doubtful receivables	(2,071)	(2,582)

1	Addition for the year is recorded in cost of sales.

Finance receivables	12 Months Ended
Dec. 31, 2012
Account/Finance receivables [Abstract]
Finance receivables

6. Finance receivables

Finance receivables consist of the net investment in sales-type leases. The following table lists the components of the finance receivables as of December 31, 2012 and 2011:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Finance receivables, gross	309,616	78,853
Unearned interest	(5,828)	-

Finance receivables, net	303,788	78,853
Current portion of finance receivables, gross	268,617	78,853
Current portion of unearned interest	(3,450)	-

Non-current portion of finance receivables, net	38,621	-

The increase in finance receivables as of December 31, 2012 compared to December 31, 2011 is caused by an increased number of sales-type leases. At December 31, 2012, the finance receivables due for payment in each of the next five years and thereafter are as follows:

(in thousands)	EUR
2013	268,617
2014	7,501
2015	7,516
2016	13,681
2017	12,301
Thereafter	-

Finance receivables, gross	309,616

ASML performs ongoing credit evaluations on its customers’ financial condition. ASML periodically reviews whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging finance receivable balances, and current economic conditions that may affect a customer’s ability to pay. In 2012 and 2011, we did not record any expected credit losses from finance receivables. As of December 31, 2012 the finance receivables were neither past due nor impaired.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

7. Inventories

Inventories consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Raw materials	307,315	258,712
Work-in-process	1,074,042	1,026,872
Finished products	742,979	532,556

Inventories, gross	2,124,336	1,818,140
Allowance for obsolescence and/or lower market value	(267,366)	(193,513)

Inventories, net	1,856,970	1,624,627

A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Balance at beginning of year	(193,513)	(189,235)
Addition for the year	(130,911)	(60,300)
Effect of changes in exchange rates	1,009	(883)
Utilization of the provision	56,049	56,905

Allowance for obsolescence and/or lower market value	(267,366)	(193,513)

In 2012, the addition for the year is recorded in cost of sales for an amount of EUR 125.2 million and R&D costs for an amount of EUR 5.7 million (2011: cost of sales EUR 60.0 million and R&D costs for an amount of EUR 0.3 million). Addition for the year mainly relates to write downs as result of technological developments and inventory parts which became obsolete and includes EUR 43.5 million (2011: EUR 17.0 million) with respect to lower of cost or market adjustments.

Utilization of the provision mainly relates to sale and scrap of obsolete inventories. In 2012 ASML made EUR 2.3 million profit on the sale of inventories that had been previously written down (2011: EUR 4.5 million).

Other assets	12 Months Ended
Dec. 31, 2012
Other assets [Abstract]
Other assets

8. Other assets

Other current assets consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	70,257	66,203
Prepaid expenses	64,708	56,300
Derivative financial instruments	50,097	33,817
VAT	25,215	47,543
Other receivables	35,728	34,232

Other current assets	246,005	238,095

Zeiss is our sole supplier of main optical systems (including lenses) and, from time to time, receives non-interest bearing advance payments from us that assist in financing Zeiss’ work-in-process and thereby secure lens and optical module deliveries to us. Amounts owed under these advance payments are repaid or settled through lens or EUV optical module deliveries over the following 12 months.

Prepaid expenses include a tax prepayment on intercompany profit, not realized by the ASML group of EUR 29.8 million as of December 31, 2012 (2011: EUR 27.5 million).

Derivative financial instruments consist of forward foreign exchange contracts and the current part of the aggregate fair value of interest rate swaps which includes accrued interest.

Other non-current assets consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	183,025	187,950
Derivative financial instruments	101,651	92,534
Compensation plan assets[1]	12,080	10,577
Prepaid expenses	4,462	5,749
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,875	4,996

Other non-current assets	311,538	307,251

1	For further details on compensation plan assets see Note 17.
2	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 11.

The non-current part of advance payments to Zeiss mainly relates to payments made to support the Zeiss’ investments in ASML’s EUV program, which are expected to be repaid or settled through EUV optical module deliveries.

Derivative financial instruments consist of the non-current part of the fair value of interest rate swaps.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Goodwill

9. Goodwill

Changes in goodwill are summarized as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Cost
Balance, January 1	146,044	141,286
Acquisition subsidiary	6,038	-
Effect of changes in exchange rates	(2,914)	4,758

Goodwill	149,168	146,044

Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable.

Due to changes in our reporting structure, we have re-evaluated our reporting units during 2012. As result, all goodwill recognized in relation to the acquisition of Brion in 2007 is allocated to the operating segment ASML (in 2011 and 2010 assigned to the reporting unit Brion).

Due to the re-evaluation of our reporting units, resulting in the recognized goodwill being allocated to the operating segment ASML, we also changed the recoverability testing of the annual impairment test. As a result, the fair value of the operating segment ASML is based on ASML’s market capitalization, while the sum of discounted future cash flows relating to the reporting units was used in prior years.

We believe that, as per September 30, 2012, ASML’s market capitalization, determined on basis of the quoted share price of ASML’s publicly traded outstanding shares, is the best evidence of the fair value of the operating segment ASML.

Based on the recoverability testing during the annual goodwill impairment test, management believes that the fair value of the reporting unit substantially exceeded its carrying value, therefore goodwill was not impaired as of December 31, 2012 and December 31, 2011.

Acquisition subsidiary relates to Wijdeven Motion Holding B.V. and its wholly-owned subsidiary Wijdeven Motion B.V. (hereafter jointly referred to as “Wijdeven Motion”) acquired in the fourth quarter of 2012. Wijdeven Motion builds a portion of the complex linear motors used in ASML’s wafer and reticle stages. Assets acquired and liabilities incurred, or assumed, following the acquisition have been assigned to the operating segment ASML.

Other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Other intangible assets

10. Other intangible assets

Other intangible assets consist of the following:

(in thousands)	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	In-process R&D EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2011	47,250	25,883	8,733	23,148	2,231	107,245

Balance, December 31, 2011	47,250	25,883	8,733	23,148	2,231	107,245
Additions	7,658	-	-	-	-	7,658

Balance, December 31, 2012	54,908	25,883	8,733	23,148	2,231	114,903

Accumulated amortization
Balance, January 1, 2011	47,224	17,043	4,185	23,148	1,994	93,594
Amortization	4	4,080	1,092	-	109	5,285

Balance, December 31, 2011	47,228	21,123	5,277	23,148	2,103	98,879
Amortization	800	4,080	1,092	-	109	6,081

Balance, December 31, 2012	48,028	25,203	6,369	23,148	2,212	104,960

Carrying amount
December 31, 2011	22	4,760	3,456	-	128	8,366
December 31, 2012	6,880	680	2,364	-	19	9,943

Intellectual property relates to licenses and patents purchased from third parties. During 2012, we acquired intellectual property from third parties for an amount of EUR 7.7 million. Developed technology, customer relationships, in-process R&D and other were obtained in the acquisition of Brion.

During 2012, we recorded amortization charges of EUR 6.1 million (2011: EUR 5.3 million; 2010: EUR 5.5 million) which were recorded in cost of sales for EUR 6.0 million (2011: EUR 5.3 million; 2010: EUR 5.5 million) and in R&D costs for EUR 0.1 million (2011 and 2010: nil).

During 2012, 2011 and 2010, we did not record any impairment charges for other intangible assets.

As at December 31, 2012, estimated amortization expenses relating to other intangible assets for the next five years and thereafter are as follows:

(in thousands)	EUR
2013	3,322
2014	2,624
2015	1,714
2016	1,533
2017	750
Thereafter	-

Amortization expenses	9,943

Property, plant and equipment	12 Months Ended
Dec. 31, 2012
Property, plant and equipment [Abstract]
Property, plant and equipment

11. Property, plant and equipment

Property, plant and equipment consist of the following:

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2011	526,855	609,253	185,635	316,244	1,637,987
Additions	213,513	355,358	20,918	29,314	619,103
Disposals	-	(212,286)	(216)	(1,619)	(214,121)
Effect of changes in exchange rates	1,773	11,698	323	1,040	14,834

Balance, December 31, 2011	742,141	764,023	206,660	344,979	2,057,803
Additions	106,234	248,429	8,883	22,749	386,295
Disposals	(347)	(317,022)	(300)	(30,894)	(348,563)
Effect of changes in exchange rates	(995)	(4,671)	(391)	(59)	(6,116)

Balance, December 31, 2012	847,033	690,759	214,852	336,775	2,089,419

Accumulated depreciation and impairment
Balance, January 1, 2011	127,509	358,026	129,741	277,380	892,656
Depreciation	27,362	99,968	13,128	17,575	158,033
Impairment charges	-	3,508	2,789	5,975	12,272
Disposals	-	(64,417)	(41)	(988)	(65,446)
Effect of changes in exchange rates	1,006	4,715	158	799	6,678

Balance, December 31, 2011	155,877	401,800	145,775	300,741	1,004,193
Depreciation	31,598	110,571	13,416	23,668	179,253
Impairment charges	649	906	-	1,679	3,234
Disposals	(347)	(92,205)	(248)	(30,575)	(123,375)
Effect of changes in exchange rates	(505)	(3,090)	(165)	(49)	(3,809)

Balance, December 31, 2012	187,272	417,982	158,778	295,464	1,059,496

Carrying amount
December 31, 2011	586,264	362,223	60,885	44,238	1,053,610
December 31, 2012	659,761	272,777	56,074	41,311	1,029,923

As of December 31, 2012, the carrying amount includes assets under construction for land, buildings and constructions of EUR 5.5 million (2011: EUR 165.0 million), machinery and equipment of EUR 21.8 million (2011: EUR 16.6 million), leasehold improvements of EUR 1.0 million (2011: EUR 1.3 million) and furniture, fixtures and other equipment of EUR 9.3 million (2011: EUR 8.0 million). As of December 31, 2012, the carrying amount of land amounts to EUR 60.7 million (2011: EUR 51.1 million).

The majority of the additions and disposals in 2012 and 2011 relate to machinery and equipment (including operating leases to customers, prototypes, evaluation and training systems). These systems are similar to those that ASML sells in its ordinary course of business. The systems are capitalized under property, plant and equipment because they are held for own use, for rental and for evaluation purposes. These systems are recorded at cost and depreciated over their expected useful life. From the time that these assets are no longer held by use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at the lower of their carrying value or fair market value. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the consolidated statements of cash flows. An amount of EUR 204.8 million (2011: EUR 300.5 million) of the additions relates to non-cash transfers from inventory and an amount of EUR 9.6 million (2011: EUR 17.7 million) relates to other non-cash movements (mainly investments not yet paid). An amount of EUR 222.9 million (2011: EUR 145.3 million) of the disposals relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor).

The impairment charges recorded in 2012 mainly related to furniture, fixture and other equipment (EUR 1.7 million). We recorded impairment charges with respect to software which are ceased to be used. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 0.1 million) and their carrying amount.

The impairment charges recorded in 2011 mainly related to machinery and equipment and furniture, fixture and other equipment (EUR 9.5 million). We recorded impairment charges with respect to technical equipment and software which are ceased to be used. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 1.9 million) and their carrying amount.

The impairment charges recorded in 2010 mainly related to buildings and constructions (EUR 6.7 million). We recorded impairment charges with respect to several technical infrastructure items which are ceased to be used due to technical changes relating to NXE (EUV) development. The impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 0.4 million) and their carrying amount.

In determining the fair value of an asset, we make estimates about future cash flows. These estimates are based on our financial plan, updated with the latest available projections of the semiconductor market conditions and our sales and cost expectations, which is consistent with what ASML uses to manage its business.

As of December 31, 2012, the carrying amount of machinery and equipment includes an amount of EUR 82.2 million with respect to evaluation and operating lease systems (2011: EUR 201.4 million).

During 2012, we recorded impairment charges of EUR 3.2 million (2011: EUR 12.3 million; 2010: EUR 8.6 million) of which we recorded EUR 1.0 million (2011: EUR 6.2 million; 2010: EUR 7.3 million) in cost of sales, EUR 0.5 million (2011: EUR 3.5 million; 2010: EUR 0.7 million) in R&D costs and EUR 1.7 million (2011: EUR 2.6 million; 2010: EUR 0.6 million) in SG&A costs.

During 2012, we recorded depreciation charges of EUR 179.3 million (2011: EUR 158.0 million; 2010: EUR 144.6 million) of which we recorded EUR 147.7 million (2011: EUR 117.7 million; 2010: EUR 108.7 million) in cost of sales, EUR 15.3 million (2011 EUR 24.9 million; 2010: EUR 16.7 million) in R&D costs and EUR 16.3 million (2011: EUR 15.4 million; 2010: EUR 19.2 million) in SG&A costs.

Variable Interest Entity

The carrying amount of land, buildings and constructions includes an amount of EUR 32.4 million (2011: EUR 33.8 million) relating to our headquarters in Veldhoven, the Netherlands, which is owned by Koppelenweg II B.V., a “VIE”.

As of 2003, we are leasing the Veldhoven headquarters for a period of 15 years (from 2003) from an entity (“lessor”) that was incorporated by a syndicate of three banks (“VIE shareholders”) solely for the purpose of leasing this building. The lessor’s shareholders’ equity amounts to EUR 1.9 million and has not changed since 2003.

The VIE shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.

The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the purchase option at any time during the lease term, and thus we could potentially benefit from increases in the fair value of the building.

While the debt holders have a variable interest, and may absorb losses, and the equity holders have a variable interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE.

Accrued and other liabilities	12 Months Ended
Dec. 31, 2012
Accrued and other liabilities [Abstract]
Accrued and other liabilities

12. Accrued and other liabilities

Accrued and other liabilities consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Deferred revenue	739,136	816,045
Costs to be paid	278,066	260,651
Down payments from customers	1,033,768	1,057,046
Personnel related items	200,670	212,059
Derivative financial instruments	10,893	40,359
Standard warranty reserve	21,626	43,273
Other	1,352	2,313

Accrued and other liabilities	2,285,511	2,431,746
Less: non-current portion of accrued and other liabilities [1]	405,141	663,099

Current portion of accrued and other liabilities	1,880,370	1,768,647

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

The decrease in accrued and other liabilities mainly relates to the decrease in deferred revenue, standard warranty reserve and derivative financial instruments.

Deferred revenue mainly consists of prepaid extended and enhanced (optic) warranty contracts and award credits regarding free or discounted products or services. The decrease in deferred revenue is mainly caused by product deliveries in 2012 that were deferred as of December 31, 2011 including one NXE:3100 system of which revenues were deferred for an amount of EUR 48.6 million as of December 31, 2011.

The deferred revenue balance from extended and enhanced (optic) warranty contracts as of December 31, 2012, amounted to EUR 242.2 million (2011: EUR 280.1 million).

The deferred revenue balance from installation and training services as of December 31, 2012 amounted to EUR 4.0 million (2011: EUR 1.8 million) and EUR 12.4 million (2011: EUR 11.9 million), respectively.

Costs to be paid mainly relate to accrued cost for unbilled services provided by suppliers including contracted labor, outsourced services and consultancy.

We receive advances from customers prior to shipment for systems included in ASML’s current product portfolio or systems currently under development in the form of down payments.

Personnel related items mainly consist of accrued management bonuses, accrued profit sharing, accrued vacation days, accrued vacation allowance, accrued wage tax, social securities and accrued pension premiums.

Derivative financial instruments consist of foreign currency contracts and the aggregate fair value of interest rate swaps which includes accrued interest.

Changes in standard warranty reserve for the years 2012 and 2011 are as follows:

(in thousands)	2012 EUR	2011 EUR

Balance, January 1	43,273	37,965
Additions of the year	35,735	61,279
Utilization of the reserve	(33,746)	(26,968)
Release of the reserve	(22,733)	(29,415)
Effect of exchange rates	(903)	412

Standard warranty reserve	21,626	43,273

The release of the reserve is due to a change in accounting estimate based on lower than expected historical warranty expenses as a result of an improved learning-curve concerning ASML’s systems. The release has been included in cost of sales.

Provisions	12 Months Ended
Dec. 31, 2012
Provisions [Abstract]
Provisions

13. Provisions

The movement in the provision for lease contract termination costs is as follows:

(in thousands)	2012 EUR	2011 EUR

Balance, January 1	12,338	14,061
Utilization of the provision	(2,545)	(2,452)
Unwinding of discount	628	421
Effect of exchange rates	(167)	308

Provision for lease contract termination costs	10,254	12,338
Less: current portion of provision for lease contract termination costs	2,280	2,326

Non-current portion of provision for lease contract termination costs	7,974	10,012

The provision for lease contract termination costs relates to an operating lease contract for a building for which no economic benefits are expected. The provision for lease contract termination costs is expected to be utilized by 2017.

Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt/Lines of credit [Abstract]
Long-term debt

14. Long-term debt

The long-term debt consists of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Eurobond, carrying amount	710,095	695,618
Loan headquarter building[1]	32,366	33,795
Other	17,029	6,955

Long-term debt	759,490	736,368
Less: current portion of long-term debt	3,610	2,587

Non-current portion of long-term debt	755,880	733,781

1	This loan relates to our Variable Interest Entity, see Note 11.

Our obligations to make principal repayments under the Eurobond and other borrowing arrangements excluding interest expense as of December 31, 2012, for the next five years and thereafter, are as follows:

(in thousands)	EUR

2013	3,610
2014	3,535
2015	3,535
2016	3,535
2017	603,535
Thereafter	31,644

Long-term debt	649,394
Less: current portion of long-term debt	3,610

Non-current portion of long-term debt	645,784

Eurobond

The following table summarizes the carrying amount of our outstanding Eurobond, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobond:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Fair value interest rate swaps[1]	110,095	95,618

Carrying amount	710,095	695,618

1	The fair value of the interest rate swaps excludes accrued interest.

In June 2007, we completed an offering of EUR 600.0 million principal amount of our 5.75 percent notes due 2017, with interest payable annually on June 13. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on June 13, 2017.

The Eurobond serves as a hedged item in a fair value hedge relationship in which we hedge the variability of changes in the fair value of our Eurobond due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the consolidated balance sheets under derivative financial instruments (within other current assets and other non-current assets) and the carrying amount of the Eurobond is adjusted for these fair value changes only. The following table summarizes amongst others the estimated fair value of the Eurobond:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Carrying amount	710,095	695,618
Fair value [1]	700,644	640,500

1	Source: Bloomberg Finance LP

The fair value of our Eurobond is estimated based on quoted market prices as of December 31, 2012. The fair value of the Eurobond is higher than the principal amount as a result of lower market interest rates compared to the fixed 5.75% coupon rate of the Eurobond.

Lines of credit	12 Months Ended
Dec. 31, 2012
Long-term debt/Lines of credit [Abstract]
Lines of credit

15. Lines of credit

Our available credit facilities amount to EUR 500.0 million as of December 31, 2012 and as of December 31, 2011. The amount at December 31, 2012 consists of one EUR 500.0 million committed revolving credit facility from a group of banks that will mature in 2015. The credit facility contains a restrictive covenant that requires us to maintain a minimum committed capital to net total assets ratio of 40.0 percent calculated in accordance with contractually agreed definitions. As of December 31, 2012 and December 31, 2011, this ratio was 85.8 percent and 87.7 percent, respectively. Therefore, we are in compliance with the covenant at the end of 2012 and 2011. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on our liquidity position. No amounts were outstanding under this credit facility at the end of 2012 and 2011.

Commitments, contingencies and guarantees	12 Months Ended
Dec. 31, 2012
Commitments, contingencies and guarantees/Legal contingencies [Abstract]
Commitments, contingencies and guarantees

16. Commitments, contingencies and guarantees

We have various contractual obligations, some of which are required to be recorded as liabilities in our consolidated financial statements, including long- and short-term debt. Other contractual obligations, namely operating lease commitments, purchase obligations and guarantees, are generally not required to be recognized as liabilities on our balance sheet but are required to be disclosed.

Our contractual obligations as of December 31, 2012 can be summarized as follows:

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expense [1]	831,194	39,801	39,726	39,726	39,726	639,726	32,489
Operating Lease Obligations	98,827	32,195	22,267	17,192	13,465	5,265	8,443
Purchase Obligations	1,643,955	1,557,021	84,012	2,876	32	14	-
Unrecognized Tax Benefits, including interest expense	59,967	2,964	4,209	-	-	16,957	35,837

Total Contractual Obligations	2,633,943	1,631,981	150,214	59,794	53,223	661,962	76,769

1	See Note 14 for the amounts excluding interest expenses.

Long-term debt obligations mainly relate to interest payments and the principal amount of the Eurobond. See Note 14.

Operating lease obligations include leases of equipment and facilities. Lease payments recognized as an expense were EUR 41.6 million, EUR 40.6 million and EUR 37.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Several operating leases for our buildings contain purchase options, exercisable at the end of the lease, and in some cases, during the term of the lease. The amounts to be paid if ASML would exercise these purchase options at the end of the lease as of December 31, 2012 can be summarized as follows:

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	22,982	-	8,999	-	13,983	-	-

Purchase obligations include purchase commitments with suppliers in the ordinary course of business. ASML expects that it will honor these purchase obligations to fulfill future sales, in line with the timing of those future sales. The general terms and conditions of the agreements relating to the major part of our purchase commitments as of December 31, 2012 contain clauses that enables us to delay or cancel delivery of ordered goods and services up to the dates specified in the corresponding purchase contracts. These terms and conditions that we have agreed with our supply chain partners gives us additional flexibility to adapt our purchase obligations to our requirements in light of the inherent cyclicality of the semiconductor equipment industry in which we operate. We establish a provision for cancellation fees when it is probable that the liability has been incurred and the amount of cancellation fees is reasonably estimable.

Employee benefits	12 Months Ended
Dec. 31, 2012
Employee benefits [Abstract]
Employee benefits

17. Employee benefits

Bonus plan

Our bonus expenses for all participants of all bonus plans were:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Bonus expenses	16,474	15,557	12,489

Bonus expenses include an amount of EUR 1.8 million (2011: EUR 1.7 million; 2010: EUR 1.6 million) in relation to the short-term incentive (“STI”) cash bonus for the Board of Management (we refer to Note 21) and EUR 0.1 million (2011: EUR 0.7 million; 2010: EUR 1.2 million) in relation to the Brion retention bonus plan.

ASML has a performance related bonus plan for senior management, who are not members of the Board of Management. Under this plan, the bonus amount is dependent on actual performance against corporate, departmental and personal targets. The bonus for members of senior management can range between 0.0 percent and 40.0 percent, or 0.0 percent and 70.0 percent, of their annual salaries, depending upon their seniority. The performance targets are set for each half year. The bonus of the first half of 2012 was paid in the second half of 2012. The bonus of the second half is accrued for in the consolidated balance sheet as of December 31, 2012 and is expected to be paid in the first quarter of 2013. Our bonus expenses under this plan were:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Bonus expenses	14,588	13,131	9,694

Profit-sharing plan

ASML has a profit-sharing plan covering all European and US non-sales employees who are not members of the Board of Management or senior management. Under the plan, eligible employees receive an annual profit-sharing, based on a percentage of net income relative to sales ranging from 0.0 to 20.0 percent of annual salary. The profit sharing for the years 2012, 2011 and 2010 was 18.0 percent or EUR 64.5 million, 20.0 percent or EUR 64.0 million and 18.0 percent or EUR 52.2 million, respectively. Our profit is also one of the criteria for the individual variable pay programs for employees in Asia and employees eligible to the sales reward plan which amount to EUR 24.4 million for 2012 (including EUR 2.6 million for the sales reward plan), EUR 23.2 million for 2011 and EUR 23.1 million for 2010.

Share-based compensation

We have adopted various share (option) plans for our employees. Each year, the Board of Management determines, by category of ASML personnel, the total available number of stock options and maximum number of shares that can be granted in that year. The determination is subject to the approval of our Supervisory Board. For members of the Board of Management ASML has separate share-based payment plans, for details on service and vesting conditions see below and for additional information see note 21. Our current share-based payment plans do not provide cash settlement of options and shares.

The total gross amount of recognized compensation expenses associated with share-based payments (including share – based payments to the Board of Management) was EUR 18.7 million in 2012, EUR 12.4 million in 2011 and EUR 12.1 million in 2010. The tax benefit recognized related to the recognized expenses amounts to EUR 0.9 million in 2012, EUR 0.5 million in 2011 and EUR 1.0 million in 2010.

Total compensation expenses related to non-vested awards to be recognized in future periods amount to EUR 30.4 million as per December 31, 2012 (2011: EUR 23.3 million; 2010: EUR 16.7 million). The weighted average period over which these costs are expected to be recognized is calculated at 2.0 years (2011: 1.9 years; 2010: 2.0 years).

Option plans

Options granted under ASML’s stock option plans have fixed exercise prices equal to the closing price of our ordinary shares on NYSE Euronext Amsterdam or NASDAQ on the applicable grant-dates. Granted stock options generally vest over a three-year period with any unexercised stock options expiring ten years after the grant-date.

ASML has five different stock option plans:

•	Employee plan
•	Option purchase plan
•	Brion stock option plan
•	Senior management plan
•	Stock option extension plan

The Option purchase plan and Stock option extension plan have no service and vesting conditions. The other plans typically have a three to four year service condition. Furthermore senior management and Board of Management plans have vesting conditions based on performance. The fair value of the stock options is determined using a Black-Scholes option valuation model.

The Black-Scholes option valuation of our stock options is based on the following assumptions:

Year ended December 31	2012	2011	2010

Weighted average share price (in EUR)	40.3	28.0	24.1
Volatility (in percentage)	25.6	37.8	36.4
Expected life (in years)	5.0	4.8	4.6
Risk free interest rate	2.1	2.9	2.5
Expected dividend yield (in EUR)	1.45	1.25	1.06
Forfeiture rate[1]	-	-	-

1	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.

When establishing the expected life assumption we annually take into account the contractual terms of the stock options as well as historical employee exercise behavior.

Other details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2012	2011	2010	2012	2011	2010

Weighted average fair value of stock options granted	8.97	8.28	8.22	11.87	10.42	11.10
Weighted average share price at the exercise date of stock options	40.45	29.39	25.77	50.88	41.94	33.79
Aggregate intrinsic value of stock options exercised (in thousands)	71,331	30,204	22,720	12,684	11,323	13,669
Aggregate remaining contractual term of currently exercisable options (years)	3.59	2.08	2.86	3.17	1.80	2.59
Aggregate intrinsic value of exercisable stock options (in thousands)	34,438	39,384	54,109	21,882	20,492	25,780
Aggregate intrinsic value of outstanding stock options (in thousands)	35,671	45,141	65,240	22,433	20,791	28,024

The number and weighted average exercise prices of stock options as of December 31, 2012, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2012	5,133,659	24.48	1,792,305	34.01
Granted	32,240	39.52	11,041	51.79
Exercised	(2,928,641)	16.07	(362,071)	15.87
Forfeited	(5,530)	18.22	(350)	33.75
Expired	(1,103,566)	55.45	(946,089)	48.98

Outstanding, December 31, 2012	1,128,162	16.38	494,836	19.06
Exercisable, December 31, 2012	1,060,262	15.52	472,586	18.09

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2012	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2012	Weighted average remaining contractual life of outstanding options (years)

0 - 10	-	-	0 - 10	55,260	2.75
10 - 15	602,473	3.00	10 - 15	230,215	1.64
15 - 20	292,093	3.91	15 - 20	5,424	5.80
20 - 25	176,120	5.18	20 - 25	101,697	4.49
25 - 40	30,422	8.77	25 - 40	90,116	6.16
40 - 50	27,054	9.79	40 - 50	2,077	8.66
50 - 60	-	-	50 - 60	10,047	9.70

Total	1,128,162	3.89	Total	494,836	3.41

In 2012, 2011 and 2010 only repurchased shares were used to satisfy the option rights upon exercise. For more information with respect to repurchased shares we refer to Note 27.

Share plans

Shares granted under ASML’s share plans include a three to four year service period and for some plans performance conditions. The fair value of shares is determined based on the closing trading price of our shares on NYSE Euronext Amsterdam or NASDAQ on the grant date.

ASML has six different share plans:

•	Employee plan
•	Share purchase plan
•	New hire performance share plan
•	Brion performance share plan
•	Senior management plan
•	Board of management performance share plan (we refer to Note 21)

The Share purchase plan has no service and vesting conditions. The employee plan has only service conditions. The other plans have service conditions which are similar and have vesting conditions which are based on performance.

Details with respect to shares are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2012	2011	2010	2012	2011	2010

Total fair value at vesting date of shares vested during the year (in thousands)	16,179	9,155	6,165	5,392	1,956	8,856
Weighted average fair value of shares granted	36.15	28.09	23.51	47.71	39.00	31.66

A summary of the status of conditionally outstanding shares as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	EUR- denominated Number of shares	Weighted average fair value at grant date (EUR)	USD- denominated Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2012	1,479,297	24.19	264,891	32.35
Granted	678,505	36.15	110,465	47.71
Vested/Issued	(421,902)	20.88	(106,500)	31.05
Forfeited	(42,290)	19.91	(19,762)	37.55

Conditional shares outstanding at December 31, 2012	1,693,610	29.92	249,094	40.71

Other plans

Stock Option Extension Plans and Financing

In 2002, employees were offered an extension of the option period for options granted in 2000. As a result the option period was extended until 2012. Employees who accepted the extension became subject to additional exercise periods in respect of their options. At the modification date, there was no intrinsic value of the modified award because the exercise price under each plan still exceeded ASML’s stock price on the modification date. As a result, these stock option extensions did not result in recognition of any additional compensation expense in accordance with ASC 718.

Stock option plans that were issued before 2001 were constructed with a virtual financing arrangement in compliance with the applicable laws and after obtaining the necessary corporate approvals, whereby ASML loaned the tax value of the options granted to employees subject to the Dutch tax-regime. The interest-free loans issued under this arrangement were repayable to ASML on the exercise date of the respective option, provided that the option was actually exercised. If the options expired unexercised, the loans were forgiven. ASML’s Supervisory Board approved the Stock Option Plans 2000 at the time, including the interest-free loans, as these were part of the Stock Option Plan.

In 2006, we launched a stock option plan for Dutch employees holding stock options granted in 2000 (option “A”), which expired in 2012. In this plan we granted options (option “B”) which only became effective after option “A” expired unexercised in 2012. During 2012 option type “A” expired and option type “B” has been fully exercised and all amounts due to ASML under the virtual financing arrangement were repaid upon exercise of the option. No amounts are outstanding under this virtual financing arrangement as of December 31, 2012. No compensation expenses in relation to these specific Stock Option Extension Plans are recognized in the consolidated statements of operations for the years 2012, 2011 and 2010.

Employee Purchase Plan

Every quarter, ASML offers its worldwide payroll employees the opportunity to buy ASML shares or ASML stock options against fair value out of their net salary. The fair value for shares is determined based on the closing price of the ordinary shares on NYSE Euronext Amsterdam on the grant-date. The fair value of the stock options is determined using a Black-Scholes option valuation model. For the assumptions on which the Black-Scholes option valuation model is used, see the disclosure above under the caption “Option Plans”. The maximum net amount for which employees can participate in the plan amounts to 10.0 percent of gross base salary. When employees retain the shares and/or stock options for a minimum of 12 months, ASML will pay out a 20.0 percent cash bonus on the net invested amount.

Deferred compensation plans

In July 2002, ASML adopted a non-qualified deferred compensation plan for its United States employees that allows a select group of management or highly compensated employees to defer a portion of their salary, bonus, and commissions. The plan allows ASML to credit additional amounts to the participants’ account balances. The participants divide their funds among the investments available in the plan. Participants elect to receive their funds in future periods after the earlier of their employment termination or their withdrawal election, at least three years after deferral. There were minor expenses relating to this plan in 2012, 2011 and 2010. As of December 31, 2012, and 2011, our liability under the deferred compensation plan was EUR 11.8 million and EUR 10.2 million, respectively.

Pension plans

ASML maintains various pension plans covering substantially all of its employees. Our employees in the Netherlands, 4,778 in full-time equivalents (“FTEs”), participate in a multi-employer union plan (“Bedrijfstakpensioenfonds Metalektro” “PME”) determined in accordance with the collective bargaining agreements effective for the industry in which ASML operates. This collective bargaining agreement has no expiration date. This multi-employer union plan covers approximately 1,220 companies and approximately 150,000 contributing members. ASML’s contribution to the multi-employer union plan is less than 5.0% of the total contribution to the plan as per the annual report for the year ended December 31, 2011. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan’s assets to its obligations. This coverage ratio must exceed 104.25 percent for the total plan. Every company participating in a Dutch multi-employer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan. The pension rights of each employee are based upon the employee’s average salary during employment.

ASML’s net periodic pension cost for this multi-employer union plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multi-employer union plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multi-employer union plan increased to 93.9 percent as of December 31, 2012 (December 31, 2011: 90.0 percent). Because of the low coverage ratio, PME prepared and executed a so-called “Recovery Plan” which was approved by De Nederlandsche Bank (the Dutch central bank, which is the supervisor of all pension companies in the Netherlands). Due to the low coverage ratio and according to the obligation of the “Recovery Plan” the pension premium percentage is 24.0 in both 2013 and 2012. The coverage ratio is calculated by dividing the fund’s capital by the total sum of pension liabilities and is based on actual market interest.

ASML also participates in several defined contribution pension plans, with ASML’s expenses for these plans equaling the contributions made in the relevant period.

Our pension and retirement expenses for all employees for the three years ended December 31, 2012, 2011 and 2010 were:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Pension plan based on multi-employer union plan	34,525	31,819	29,643
Pension plans based on defined contribution	15,773	14,128	10,950

Pension and retirement expenses	50,298	45,947	40,593

Legal contingencies	12 Months Ended
Dec. 31, 2012
Commitments, contingencies and guarantees/Legal contingencies [Abstract]
Legal contingencies

18. Legal contingencies

ASML is party to various legal proceedings generally incidental to our business. ASML also faces exposures from other actual or potential claims and legal proceedings. In addition, ASML customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of any losses incurred or damages assessed against them as a result of that infringement.

We accrue for legal costs related to litigation in our statement of operations at the time when the related legal services are actually provided to ASML. In 2012, no estimated losses were recorded as a charge to our consolidated statements of operations (2011: no estimated losses were recorded and 2010: EUR 1.5 million losses were recorded).

From late 2001 through 2004, we were party to a series of civil litigations and administrative proceedings in which Nikon alleged ASML’s infringement of Nikon patents relating to lithography. ASML in turn filed claims against Nikon. Pursuant to agreements executed on December 10, 2004, ASML, Zeiss and Nikon agreed to settle all pending worldwide patent litigation between the companies. The settlement included an exchange of releases, a patent Cross-License agreement related to lithography equipment used to manufacture semiconductor devices (the “Nikon Cross-License Agreement”) and payments to Nikon by ASML and Zeiss. In connection with the settlement, ASML and Zeiss made settlement payments to Nikon from 2004 to 2007. The license period for certain patents subject to the Nikon Cross-License Agreement, which were not perpetually licensed, ended on December 31, 2009. Pursuant to the terms of the Nikon Cross-License Agreement, the parties have agreed, from January 1, 2010 to December 31, 2014 (the “Cross-License Transition Period”), not to bring suit for claims related to infringement of those patents or for claims related to infringement of patents issued during the Cross-License Transition Period. However, beginning on January 1, 2015, the parties may bring suit for infringement of patents subject to the Nikon Cross-License Agreement, including any infringement that occurred during the Cross-License Transition Period. Damages related to claims for patent infringement occurring during the Cross-License Transition Period are limited to three percent of the net sales price of products utilizing patents that are valid and enforceable.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes

19. Income taxes

The components of the provision for income taxes are as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Current tax	(79,255)	(129,127)	(180,613)
Deferred tax	74,993	(52,548)	(40,090)

Provision for income taxes	(4,262)	(181,675)	(220,703)

The Dutch statutory tax rate was 25.0 percent in 2012 and 2011 and 25.5 percent in 2010. Tax amounts in other jurisdictions are calculated at the rates prevailing in the relevant jurisdictions.

The reconciliation of the provision for income taxes shown in the consolidated statements of operations, based on the effective tax rate, with the Dutch statutory tax rate, is as follows:

Year ended December 31 (in thousands)	2012 EUR	%	2011 EUR	%	2010 EUR	%

Income before income taxes	1,150,578	100.0	1,648,635	100.0	1,242,523	100.0
Income tax provision based on ASML’s domestic rate	(287,644)	25.0	(412,159)	25.0	(316,843)	25.5
Effects of tax rates in foreign jurisdictions	9,786	(0.9)	20,663	(1.3)	15,878	(1.3)
Adjustments in respect of tax exempt income	23,532	(2.0)	19,134	(1.2)	19,987	(1.6)
Adjustments in respect of changes in the applicable tax rate [1]	-	-	-	-	(569)	0.1
Adjustments in respect of tax incentives	143,160	(12.4)	180,096	(10.9)	66,881	(5.4)
Adjustments in respect of prior years’ current taxes	18,275	(1.6)	9,097	(0.6)	25,648	(2.1)
Movements in the liability for unrecognized tax benefits	95,465	(8.3)	6,634	(0.4)	(28,796)	2.3
Other credits and non-taxable items	(6,836)	0.6	(5,140)	0.4	(2,889)	0.3

Provision for income taxes	(4,262)	0.4	(181,675)	11.0	(220,703)	17.8

1	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income tax provision based on ASML’s domestic rate

The provision for income taxes based on ASML’s domestic rate is based on the Dutch statutory income tax rate and reflects the provision for income taxes that would have been applicable if all of our income was derived from our Dutch operations and there were no permanent book tax differences and no other tax facilities.

Effects of tax rates in foreign jurisdictions

A portion of ASML’s results are realized in countries other than the Netherlands where different tax rates are applicable.

Adjustments in respect of tax exempt income

In certain jurisdictions part of the income generated is tax exempted.

Adjustments in respect of tax incentives

Adjustments in respect of tax incentives relate to reduced tax rates in several jurisdictions, mainly consisting of the agreement with the Dutch fiscal authorities of December 2010 regarding the application of the “Innovation Box”, and the research and development deduction (“RDA”). The Innovation box is a facility under Dutch corporate tax law pursuant to which income associated with R&D is partially exempted from taxation. This tax ruling has retroactive effect to January 1, 2007 and is valid through December 31, 2016. Thereafter the validity of this ruling may be extended or this ruling may be adapted depending on a possible change in law or change of circumstances.

Adjustments in respect of prior years’ current taxes

In 2012, we recognized a tax benefit of EUR 18.3 million or 1.6 percent of income before taxes mainly attributable to the application of tax exemptions for prior years, which had a favorable effect on the effective tax rate for 2012.

In 2010, we recognized a tax benefit of EUR 25.6 million or 2.1 percent of income before income taxes mainly attributable to the application of the Innovation Box for prior years, which had a favorable effect on the effective tax rate for 2010 (EUR 37.5 million including interest or 3.0 percent).

Movements in the liability for unrecognized tax benefits

In 2012, ASML recognized a tax benefit of EUR 95.5 million or 8.3 percent of income before income taxes mainly as a result of the successful conclusion of tax audits in different jurisdictions (EUR 92.5 million).

Other credits and non-taxable items

Other credits and non-taxable items reflect the impact on statutory rates of permanent non-taxable items such as non-deductible taxes, non-deductible interest expense, and non-deductible meals and entertainment, as well as the impact of (the reversal of) various tax credits on our provision for income taxes.

Income taxes recognized directly in shareholders’ equity

Income taxes recognized directly in shareholders’ equity (including other comprehensive income) are as follows:

Income tax recognized in shareholders’ equity (in thousands)	2012 EUR	2011 EUR	2010 EUR

Current tax
Derivative financial instruments[1]	(1,066)	6,257	8,262
Tax (benefit) deficit from share-based payments	(2,116)	11	(106)

Total income tax recognized in shareholders’ equity	(3,182)	6,268	8,156

1	Recognized directly in Other Comprehensive Income.

Liability for unrecognized tax benefits and deferred taxes

The deferred tax position and liability for unrecognized tax benefits recorded on the consolidated balance sheets are as follows:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Liability for unrecognized tax benefits	(59,967)	(155,432)
Deferred tax position	114,527	137,946

Total	54,560	(17,486)

Liability for unrecognized tax benefits

The calculation of our liability for unrecognized tax benefits involves uncertainties in the application of complex tax laws. Our estimate for the potential outcome of any uncertain tax issue is highly judgmental. We believe that we have adequately provided for uncertain tax positions. However, settlement of these uncertain tax positions in a manner inconsistent with our expectations could have a material impact on our consolidated financial statements.

Consistent with the provisions of ASC 740, as of December 31, 2012, ASML has a liability for unrecognized tax benefits of EUR 60.0 million (2011: EUR 155.4 million) which is classified as non-current deferred and other tax liabilities. The total liability for unrecognized tax benefits, if reversed, would have a favorable effect on our effective tax rate.

Expected interest and penalties related to income tax liabilities have been accrued for and are included in the liability for unrecognized tax benefits and in the provision for income taxes. The balance of accrued interest and penalties recorded in the consolidated balance sheets as per December 31, 2012 amounted to EUR 21.4 million (2011: EUR 24.5 million). Accrued interest and penalties recorded in the consolidated statement of operations of 2012 amounted to a tax benefit of EUR 3.1 million (2011: tax benefit of EUR 9.3 million; 2010: tax charge of EUR 5.3 million).

A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Balance, January 1	155,432	162,066
Gross increases – tax positions in prior period	4,297	11,121
Gross decreases – tax positions in prior period	(92,521)	(24,566)
Gross increases – tax positions in current period	3,255	21,258
Settlements	-	(10,403)
Lapse of statute of limitations	(10,496)	(4,044)

Total liability for unrecognized tax benefits	59,967	155,432

For 2012 the gross decreases in tax positions in prior period mainly relates to the release of tax positions after successful conclusion of tax audits in different jurisdictions.

We estimate that the total liability for unrecognized tax benefits will decrease by EUR 3.0 million within the next 12 months. The estimated changes to the liability for unrecognized tax benefits within the next 12 months are mainly due to expected settlements with tax authorities.

We are subject to tax audits in our major tax jurisdictions for years from and including 2007 onwards in the Netherlands, for years from and including 2006 onwards in Hong Kong, and for years from and including 2001 onwards in the United States. In the course of such audits, local tax authorities may challenge the positions taken by us. For the years 2006 through 2010, the partial exemption of taxable profits is subject to tax audits in certain tax jurisdictions.

Deferred tax position

The changes in deferred income tax assets and liabilities consist of the following elements:

Changes in deferred tax assets and liabilities (in thousands)	2012 EUR	2011 EUR

Balance, January 1	137,946	193,587
Consolidated statements of operations	(20,242)	(59,539)
Effect of changes in exchange rates	(3,177)	3,898

Balance, December 31	114,527	137,946

The deferred tax position is classified in the consolidated balance sheets as follows:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Deferred tax assets – current	103,695	120,720
Deferred tax assets – non-current	39,443	38,735
Total deferred tax assets	143,138	159,455
Deferred tax liabilities – current	(271)	(214)
Deferred tax liabilities – non-current	(28,340)	(21,295)
Total deferred tax liabilities	(28,611)	(21,509)

Total	114,527	137,946

The composition of total deferred tax assets and liabilities in the consolidated financial statements is as follows:

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Capitalized research and development expenditures	34,374	(6,465)	(506)	27,403
Inventories	35,820	(7,351)	(302)	28,167
Deferred revenue	23,892	(3,083)	(237)	20,572
Provisions	14,515	7,296	(283)	21,528
Installation and warranty reserve	8,772	(1,508)	(113)	7,151
Tax effect carry-forward losses	7,735	(2,219)	41	5,557
Fixed assets	6,495	1,454	(151)	7,798
Restructuring and impairment	5,146	(733)	(77)	4,336
Alternative minimum tax credits[1]	5,028	229	(30)	5,227
Bilateral advance pricing agreement [2]	1,426	(1,278)	-	148
Share-based payments	950	516	(33)	1,433
Other temporary differences	15,302	140	(1,624)	13,818

Total	159,455	(13,002)	(3,315)	143,138

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Fixed assets	(19,108)	(6,965)	183	(25,890)
Borrowing costs	(1,554)	(404)	-	(1,958)
Other temporary differences	(847)	129	(45)	(763)

Total	(21,509)	(7,240)	138	(28,611)

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2011 EUR

Capitalized research and development expenditures	27,239	5,501	1,634	34,374
Inventories	71,124	(35,813)	509	35,820
Deferred revenue	10,890	11,746	1,256	23,892
Provisions	21,828	(7,463)	150	14,515
Installation and warranty reserve	8,092	98	582	8,772
Tax effect carry-forward losses	27,756	(18,695)	(1,326)	7,735
Fixed assets	4,386	1,872	237	6,495
Restructuring and impairment	6,074	(1,063)	135	5,146
Alternative minimum tax credits[1]	4,658	112	258	5,028
Bilateral advance pricing agreement[2]	7,993	(6,583)	16	1,426
Share-based payments	1,678	(808)	80	950
Other temporary differences	13,719	936	647	15,302

Total	205,437	(50,160)	4,178	159,455

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2011 EUR

Fixed assets	(9,661)	(9,175)	(272)	(19,108)
Borrowing costs	(1,231)	(323)	-	(1,554)
Other temporary differences	(958)	119	(8)	(847)

Total	(11,850)	(9,379)	(280)	(21,509)

Tax effect carry-forward losses

Deferred tax assets from carry-forward losses result predominantly from net operating loss carry-forwards incurred in the United States prior to 2011.

Net operating losses qualified as tax losses under United States federal tax laws were fully utilized to offset taxable income during 2012. Net operating losses qualified as tax losses under United States state tax laws incurred by United States group companies can in general be offset against future profits realized in the 5 to 20 years following the year in which the losses are incurred. The period of net operating loss carry forward for United States state tax purposes depends on the state in which the tax loss arose. Our ability to use United States state tax loss carry forwards in existence at December 31, 2012, is subject to varying state statutes (providing for periods of between 5 and 20 years) and valuation allowances have been set up for state carry forward losses that are not expected to be realized before they expire. The total amount of losses carried forward under United States state tax laws as of December 31, 2012, is EUR 503.7 million tax basis or EUR 5.6 million tax effect.

Segment disclosure	12 Months Ended
Dec. 31, 2012
Segment disclosure [Abstract]
Segment disclosure

20. Segment disclosure

Segment information has been prepared in accordance with ASC 280, “Segment Reporting”.

ASML operates in one reportable segment for the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography systems. In accordance with ASC 280, ASML’s Chief Executive Officer has been identified as the chief operating decision-maker, who reviews operating results to make decisions about allocating resources and assessing performance for ASML.

Management reporting includes net system sales figures of new and used systems. Net system sales for new and used systems were as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

New systems	3,620,260	4,780,720	3,704,290
Used systems	181,372	103,193	190,452

Net system sales	3,801,632	4,883,913	3,894,742

Net system sales decreased by EUR 1,082.3 million, or 22.2 percent to EUR 3,801.6 million in 2012 from EUR 4,883.9 million in 2011 (2010: EUR 3,894.7 million). The decrease in net system sales was mainly caused by decreased demand in Memory. During 2012, the majority of the system sales were generated from Logic.

For geographical reporting, net sales are attributed to the geographic location in which the customers’ facilities are located. Identifiable assets are attributed to the geographic location in which these assets are located. Net sales and identifiable assets (total assets excluding goodwill and other intangible assets) by geographic region were as follows:

Year ended December 31 (in thousands)	Net sales EUR	Identifiable assets EUR

2012
Japan	292,309	128,750
Korea	1,276,304	85,022
Singapore	98,554	15,696
Taiwan	1,479,768	138,010
Rest of Asia	197,262	999,392
Europe	256,192	5,412,758
United States	1,131,166	471,739

Total	4,731,555	7,251,367

2011
Japan	405,595	414,264
Korea	1,318,777	56,765
Singapore	436,308	14,179
Taiwan	1,146,601	87,833
Rest of Asia	450,796	817,496
Europe	505,129	5,207,509
United States	1,387,829	508,359

Total	5,651,035	7,106,405

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

In 2012, sales to the largest customer accounted for EUR 1,236.1 million or 26.1 percent of net sales (2011: EUR 1,311.7 million or 23.2 percent of net sales; 2010: EUR 1,270.8 million or 28.2 percent of net sales). ASML’s three largest customers (based on net sales) accounted for 58.9 percent of accounts receivable and finance receivables at December 31, 2012, 35.5 percent of accounts receivable and finance receivables at December 31, 2011, and 36.9 percent of accounts receivable and finance receivables at December 31, 2010.

Substantially all of ASML’s sales were export sales in 2012, 2011 and 2010.

Board of Management and Supervisory Board remuneration	12 Months Ended
Dec. 31, 2012
Board of Management and Supervisory Board remuneration [Abstract]
Board of Management and Supervisory Board remuneration

21. Board of Management and Supervisory Board remuneration

The remuneration of the members of the Board of Management is determined by the Supervisory Board on the advice of the Remuneration Committee. The 2010 Remuneration Policy, as adopted by the General Meeting of Shareholders on March 24, 2010, was not changed in 2012.

The 2010 Remuneration Policy enables ASML to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. The remuneration structure and levels are assessed against a reference market by benchmarking. The total remuneration in 2012 consists of base salary, short-term performance incentives (in cash), long-term performance incentives (in shares) and other benefits.

Total direct compensation, pension and other benefits

The remuneration of the members of the Board of Management in 2012, 2011 and 2010 was as follows:

		Fixed	Short-term (variable)		Long-term (variable)		Total Remuneration	Other
	Year	Base salary EUR	STI (Cash)[1] EUR	Option awards[2] EUR	LTI (share awards)[3] EUR		Total[7] EUR	Pension[8] EUR	Compensation Pension Premium[9] EUR	Other benefits and expense reimbursement[10] EUR
E. Meurice	2012	818,000	613,500	-	2,079,601	[4]	3,511,101	167,427	-	127,116
	2011	787,000	586,709	-	1,413,218	[5]	2,786,927	140,113	88,050	136,765
	2010	757,000	566,236	42,648	935,617	[6]	2,301,501	136,697	-	132,630
P.T.F.M.	2012	508,000	304,800	-	1,289,415	[4]	2,102,215	79,190	-	46,275
Wennink	2011	488,000	291,043	-	875,493	[5]	1,654,536	85,994	94,455	44,669
	2010	469,000	280,650	26,401	579,321	[6]	1,355,372	84,229	-	43,627
M.A. van den	2012	538,000	322,800	-	1,366,039	[4]	2,226,839	83,990	-	47,540
Brink	2011	517,000	308,339	-	927,912	[5]	1,753,251	91,243	181,826	45,502
	2010	497,000	297,405	28,025	617,004	[6]	1,439,434	90,388	-	44,817
F.J. van Hout	2012	445,000	267,000	-	1,131,676	[4]	1,843,676	69,110	-	37,313
	2011	428,000	255,259	-	832,201		1,515,460	75,134	9,735	35,190
	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	-	34,549
F.J.M.	2012	433,000	259,800	-	1,144,137		1,836,937	67,190	-	28,889
Schneider-	2011	416,000	248,102	-	676,945		1,341,047	56,475	4,290	28,313
Maunoury	2010	400,000	239,360	-	326,947		966,307	55,011	-	34,788

1	Actual short-term incentives (“STI”) (cash) chargeable to us in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year).
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period. The use of performance stock options in the short term incentive plan was withdrawn as of 2010. The last performance option awards were granted in 2009 and became unconditional in 2010.
3	The remuneration reported as part of the long-term incentives (“LTI”) (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2012 include costs of the Board of Management’s performance share plan 2012, 2011 and 2010. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations in the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2012 includes an adjustment for the Board of Management performance share plan 2009 based on the actual number of share awards vested in 2012. The adjustment for Mr. Meurice, Mr. Wennink, Mr. van den Brink and Mr. van Hout amounts to EUR -106,266, EUR -65,785, EUR -69,831 and EUR -57,838, respectively.
5	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to
EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
6	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to
EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
7	This total reflects base salary, STI (cash), option awards and LTI (share awards).
8	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, we do not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4.0 percent of the pension base.
9	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
10	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.

Short-term incentive

The annual performance-related cash incentive will have an on-target level of 75.0 percent of base salary for the Chief Executive Officer (“CEO”) and 60.0 percent for the other members of the Board of Management. The payouts are pro-rated, on a linear basis to the level of achievement of six performance criteria. Of the five quantitative performance criteria, three are based on the achievement of measurable financial targets, one on Technology Leadership Index (which also included qualitative elements) and one on achievements in the market position. Additionally, the qualitative target is based on the achievement of agreed key objectives.

In principle, the weighting of each of the five quantitative criteria is equal (weighted 80.0 percent in total). The sixth target is based on qualitative objectives (weighted 20.0 percent). The setting and measuring period of the financial and technology based targets is semiannual, and for the market related and qualitative targets it is annual. The overall payout is annual and the cash incentive is accrued during the performance period.

The Remuneration Committee evaluated the Board of Managements’ performance on above six criteria. Based on the 2012 evaluation, 6 out of 6 performance criteria were achieved on target or above target result, resulting in a cash payout of EUR 1.8 million representing 75.0 percent of Mr. Meurice’s base salary, 60.0 percent of Messrs. Wennink’s, Van den Brink’s, van Hout’s and Schneider-Maunoury’s base salary.

Performance Stock Options

In order to shift the focus from the short-term to the long-term, performance stock options are not a part of the 2010 Remuneration Policy. The value of this part of the remuneration has been moved into the long-term incentive plan which is paid in shares. 2009 was the last year in which performance stock options were granted to the members of the Board of Management, which means the actual number of performance stock options for 2009 achievement were awarded for the last time in 2010. Once the options are unconditionally awarded after fulfillment of the performance conditions, the options will be retained (lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. The fair value of the options granted is determined based on the Black-Scholes option valuation model. Details of vested options held by members of the Board of Management to purchase ordinary shares of ASML Holding N.V. are set out below:

	Jan. 1, 2012	Exercised during 2012	Share price on exercise date (EUR)	Vested during 2012	Expired during 2012	Dec. 31, 2012	Exercise price (EUR)	Expiration date

E. Meurice	23,270	23,270	35.12	-	-	-	11.53	1/19/2015
	88,371	88,371	36.70	-	-	-	17.90	1/18/2016
	95,146	95,146	43.89	-	-	-	20.39	1/17/2017
	42,448	42,448	36.67	-	-	-	17.20	2/4/2018
	84,895	84,895	34.93	-	-	-	12.39	2/2/2019

P.T.F.M. Wennink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	52,554	52,554	33.60	-	-	-	12.39	2/2/2019

M.A. van den Brink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	27,894	27,894	34.38	-	-	-	17.20	2/4/2018
	55,788	55,788	33.60	-	-	-	12.39	2/2/2019

F.J. van Hout	46,201	46,201	33.60	-	-	-	12.39	2/2/2019

F.J.M. Schneider-	-	-	-	-	-	-	-	-
Maunoury

Long-term incentive

The members of the Board of Management are eligible to receive performance shares, which will be awarded annually under the condition of fulfillment of predetermined performance targets. These targets are measured over a period of three calendar years. The performance measures for obtaining performance targets will be ASML’s relative Return On Average Invested Capital (“ROAIC”) position compared with the peer group (weighted 80.0 percent) and a qualitative target related to ASML’s long-term ability to keep performing at high standards (weighted 20.0 percent).

The maximum number of performance shares to be conditionally awarded will equal 146.25 percent of base salary divided by the value of one performance share (i.e. reflecting maximum achievement). ASML defines stretching targets, whereas for on target achievement, the value of performance shares will be 80.0 percent of base salary.

For the determination of the number of performance shares that will be conditionally awarded, ASML applies a fixed number approach. Under this approach, the number of shares is fixed for two consecutive years. Every two years, the fixed number is calculated using the maximum achievable value of 146.25 percent of base salary divided by the value of the performance share at the moment of grant in the respective year. In 2012, the fixed number calculation has been conducted.

Once the shares are unconditionally awarded after fulfillment of the performance conditions, the shares will be retained (for a lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. ASML accounts for this share award performance plan as a variable plan.

Details of performance shares granted to members of the Board of Management are as follows:

Board of management	Grant date	Status	Full control	Number of shares at grant date	Fair value at grant date EUR	Vesting date	Number of shares at vesting date		End of lock- up date

E. Meurice	4/18/2012	Conditional	No	73,570	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	88,732	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	88,732	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	57,002	13.05	2/2/2012	48,859	[1]	2/2/2014
	2/4/2008	Unconditional	No	57,002	18.18	2/4/2011	48,859	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	66,338	20.39	1/17/2010	51,807		1/17/2012

P.T.F.M. Wennink	4/18/2012	Conditional	No	45,689	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	54,974	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	54,974	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	35,287	13.05	2/2/2012	30,246	[1]	2/2/2014
	2/4/2008	Unconditional	No	35,287	18.18	2/4/2011	30,246	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	41,111	20.39	1/17/2010	32,106		1/17/2012

M.A. van den Brink	4/18/2012	Conditional	No	48,387	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	58,256	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	58,256	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	37,458	13.05	2/2/2012	32,107	[1]	2/2/2014
	2/4/2008	Unconditional	No	37,458	18.18	2/4/2011	32,107	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	42,980	20.39	1/17/2010	33,565		1/17/2012

F.J. van Hout	4/18/2012	Conditional	No	40,023	37.33	4/18/2015			4/18/2017
	4/13/2011	Conditional	No	48,293	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	48,293	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	31,021	13.05	2/2/2012	26,589	[1]	2/2/2014

F.J.M. Schneider-	4/18/2012	Conditional	No	38,944	37.33	4/18/2015			4/18/2017
Maunoury	4/13/2011	Conditional	No	46,886	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	46,886	22.93	2/1/2013	-		2/1/2015

1	The number of shares included in the lock-up period is reduced as a result of the synthetic share buyback due to an exchange for each 100 ordinary shares for 77 ordinary shares. The number of shares vested in 2012 after the synthetic share buyback for Mr. Meurice, Mr. Wennink, Mr. van den Brink and for Mr. van Hout are 37,621 shares, 23,289 shares, 24,722 shares and 20,474 shares, respectively. The number of shares vested in 2011 after the synthetic share buyback for Mr. Meurice, Mr. Wennink and for Mr. van den Brink are 37,621 shares, 23,289 shares and 24,722 share, respectively.

Pension Benefits

Members of the Board of Management are offered a pension plan based on defined contribution. The total defined contribution is a percentage of the pensionable salary and is dependent on the participant’s age at the beginning of the year. In 2011, compensation was paid to the Board of Management regarding the spouse/orphan risk premium to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.

Benefits upon termination of employment

Term of appointment/employment

Members of the Board of Management appointed after the 2004 amendment of the Articles of Association, are appointed for a period of four years, after which reappointment is possible for consecutive four-year terms. Messrs. P. Wennink and M. van den Brink’s appointment to the Board of Management is for an indefinite period of time, as their initial appointment was before 2004. The existing employment contracts, including all rights and obligations under these contracts, will be honored.

Severance agreement

Employment agreements with the Board of Management members concluded prior to March 31, 2004 (i.e. Messrs. Wennink and Van den Brink) do not contain specific provisions regarding benefits upon termination of those agreements. Potential severance payments in such case will be according to applicable law (e.g. cantonal formula in the Netherlands).

Employment agreements for members of the Board of Management appointed after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) do contain specific provisions regarding benefits upon termination of those agreements.

If we give notice of termination of the employment agreement for reasons which are exclusively or mainly found in acts or omissions on the side of the Board of Management member, no severance amount will be granted. If this is not the case, a severance amount equal to one year base salary or a severance consistent with the Dutch Labor laws will be made available upon the effective date of termination.

This severance payment will also be made available in case the Board of Management member gives notice of termination of the employment agreement due to a significant difference of opinion between the respective executives and the Supervisory Board regarding his employment agreement, his function or our strategy.

Change of control

Board of Management members with an employment agreement dated after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) shall also be entitled to the aforementioned severance amount in the event ASML or its legal successor gives notice of termination due to a Change of Control (as defined in the employment agreement) or if the Board of Management member gives notice of termination, which is directly related to such Change of Control and such notice is given within twelve months from the date on which the Change of Control occurs.

In order to comply with the highest standards of corporate governance, the Supervisory Board decided to mitigate the potential benefit of a Change of Control under the long-term incentive arrangements. This arrangement entails that the share price will be fixed on the average of i) the average closing share price over a period of 15 trading days prior to first public announcement of Change of Control negotiations, and ii) the average closing share price over a period of 30 trading days prior to closing of the transaction.

Supervisory Board

The annual remuneration for Supervisory Board members covers the period from one Annual General Meeting of Shareholders (“AGM”) to the next one. The annual remuneration is paid in quarterly installments starting after the AGM. In 2011 the Supervisory Board proposed and the General Meeting of Shareholders approved an adjustment of the remuneration of the Supervisory Board, effective as per April 1, 2011. Furthermore the General Meeting of Shareholders approved a further increase of the annual (fixed) fee with a maximum amount of EUR 5,000 depending on circumstances, which the Supervisory Board implemented per April 1, 2012.

The following table sets forth an overview of the remuneration awarded to Supervisory Board Members in 2012 and 2011:

Year ended December 31, 2012	Total	Supervisory board	Audit committee	Remuneration committee		Selection and nomination committee	Technology and strategy committee	Other[1,2]

Arthur P.M. van der Poel	94,750	68,750	10,000	-		8,000	8,000	-
Jos W.B. Westerburgen	96,116	48,750	-	12,000		12,000	-	23,366	[3]
OB Bilous	104,750	78,750	-	-		8,000	8,000	10,000
Fritz W. Fröhlich	68,750	48,750	15,000	-		-	-	5,000
Hendrika (Ieke) C.J. van den Burg	56,750	48,750	-	8,000		-	-	-
William T. Siegle	90,750	78,750	-	-		-	12,000	-
Pauline F.M. van der Meer Mohr	56,750	48,750	-	8,000		-	-	-
Wolfgang H. Ziebart	72,750	48,750	10,000	6,000	[4]	-	8,000	-

Total	641,366	470,000	35,000	34,000		28,000	36,000	38,366

Year ended December 31, 2011	Total	Supervisory board	Audit committee	Remuneration committee		Selection and nomination committee	Technology and strategy committee	Other[1,2]

Arthur P.M. van der Poel	88,250	62,500	10,000	-		7,875	7,875	-
Jos W.B. Westerburgen	66,750	43,750	-	11,500		11,500	-	-
OB Bilous	99,500	73,750	-	-		7,875	7,875	10,000
Fritz W. Fröhlich	62,500	43,750	15,000	-		-	-	3,750
Hendrika (Ieke) C.J. van den Burg	51,625	43,750	-	7,875		-	-	-
William T. Siegle	85,250	73,750	-	-		-	11,500	-
Pauline F.M. van der Meer Mohr	51,625	43,750	-	7,875		-	-	-
Wolfgang H. Ziebart	61,625	43,750	10,000	-		-	7,875	-

Total	567,125	428,750	35,000	27,250		27,250	35,125	13,750

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 per year to fulfill this role. As the adjustment of the Supervisory Board’s remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.
3	In 2012 Jos Westerburgen received a provisional payment related to the supervisory board remuneration for the period January to April 2013. As legislation regarding VAT registration for Supervisory Board members will change as from 2013 and Jos Westerburgen will resign in 2013 it was discussed and agreed with the Dutch tax authorities to pay the remuneration fee in advance.
4	During 2012 Wolfgang H. Ziebart was appointed as member of the Remuneration Committee and therefore received a partial fee.

In addition, a net cost allowance was paid to each Supervisory Board member in 2012, amounting to EUR 1,800 per year, and EUR 2,400 per year for the Chairman of the Supervisory Board.

Members of the Board of Management and/or Supervisory Board are free to acquire or dispose ASML shares or options for their own account, provided they comply with the applicable ASML Insider Trading Rules. Those securities are not part of members’ remuneration and are therefore not included. None of the members of the Supervisory Board currently owns shares or options on ASML shares.

Selected operating expenses and additional information	12 Months Ended
Dec. 31, 2012
Selected operating expenses and additional information [Abstract]
Selected operating expenses and additional information

22. Selected operating expenses and additional information

Personnel expenses for all payroll employees were:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Wages and salaries	711,039	648,869	551,683
Social security expenses	58,180	52,550	42,468
Pension and retirement expenses	50,298	45,947	40,593
Share-based payments	18,714	12,430	12,109

Personnel expenses	838,231	759,796	646,853

The average number of payroll employees in FTEs employed during 2012, 2011 and 2010 was 8,140, 7,627 and 6,785 respectively. The total number of payroll and temporary personnel employed in FTEs per sector was:

As of December 31	2012	2011	2010

Customer Support	2,538	2,478	2,236
SG&A	869	723	727
Industrial Engineering	637	420	398
Manufacturing & Logistics	2,856	2,852	2,659
R&D	3,736	3,417	3,225
Total employees (in FTEs)	10,636	9,890	9,245

Less: Temporary employees (in FTEs)	2,139	1,935	2,061

Payroll employees (in FTEs)	8,497	7,955	7,184

The average number of payroll employees in FTEs in our operations in the Netherlands during 2012, 2011 and 2010 was 4,620, 4,313 and 3,805 respectively.

Research and development costs	12 Months Ended
Dec. 31, 2012
Research and development costs [Abstract]
Research and development costs

23. Research and development costs

R&D costs include credits for an amount of EUR 17.9 million, EUR 25.1 million, EUR 29.5 million during 2012, 2011 and 2010 respectively. R&D credits relate to world-wide (inter-)governmental funding for certain strategic development programs.

Interest income and expense	12 Months Ended
Dec. 31, 2012
Interest income and expense [Abstract]
Interest income and expense

24. Interest income and expense

Interest income of EUR 16.6 million (2011: EUR 41.2 million and 2010: EUR 15.1 million) mainly relates to interest income on deposits, short-term investments, money market funds and on bank accounts. Interest expense of EUR 22.8 million (2011: EUR 33.8 million and 2010: EUR 23.3 million) mainly consists of net interest expense of our Eurobond and related interest rate swaps.

Interest on cash pools is reported on a gross basis in the consolidated statements of operations under both interest income and interest expense. From an economic and legal perspective the interest on cash pools of EUR 4.2 million (2011: EUR 6.8 million and 2010: EUR 3.6 million) recorded in interest income nets off against the same amount recorded in interest expense.

Vulnerability due to certain concentrations	12 Months Ended
Dec. 31, 2012
Vulnerability due to certain concentrations [Abstract]
Vulnerability due to certain concentrations

25. Vulnerability due to certain concentrations

ASML relies on outside vendors to manufacture the components and subassemblies used in its systems, each of which is obtained from a sole supplier or a limited number of suppliers. ASML’s reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components and reduced control over pricing and timely delivery of these subassemblies and components. In particular, from time to time, the number of systems ASML has been able to produce has been limited by the production capacity of Zeiss. Zeiss is currently ASML’s sole external supplier of lenses and other critical optical components and is capable of producing these lenses only in limited numbers and only through the use of its manufacturing and testing facility in Oberkochen and Wetzlar, Germany. During 2012, ASML’s production was not limited by the deliveries from Zeiss.

For our light source technology used in our EUV systems we also depend on a limited number of suppliers. Our main supplier for light source technology is Cymer. We have agreed to acquire Cymer, subject to certain closing conditions. We believe that the acquisition of Cymer, if completed, will help us achieving our strategic objective of delivering an economically viable EUV scanner to semiconductor manufacturers as soon as reasonably possible. We believe that combining Cymer’s expertise in EUV light sources with our expertise in lithography systems design and integration will reduce the risks related to the successful development of and accelerate the introduction of EUV technology. Without the acquisition, we do not believe that Cymer would have sufficient resources to complete the development of the EUV source and as a result, the only way to make the EUV source development successful without additional delay is through the acquisition of Cymer. In addition we believe that the acquisition will allow us to more effectively partition responsibilities between Cymer, its suppliers and us with respect to EUV light source development, reducing risk and increasing development speed.

Completion of the acquisition is subject to customary closing conditions, including expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Act and receipt of approvals under other foreign competition laws. On february 5, 2013, the Cymer Stockholders approved the merger agreement. We expect the transaction to close in the first half of 2013, there is no assurance that the transaction will be completed within the expected time period or at all.

Business failure or insolvency of one of our main customers may have an adverse effect on our business, financial condition and results of operations. See Note 20.

Shareholders' equity	12 Months Ended
Dec. 31, 2012
Shareholders' equity [Abstract]
Shareholders' equity

26. Shareholders’ equity

Share capital

ASML’s authorized share capital amounts to EUR 126,000,000 and is divided into:

•	700,000,000 cumulative preference shares with a nominal value of EUR 0.09 each;
•	699,999,000 ordinary shares with a nominal value of EUR 0.09 each; and
•	9,000 ordinary shares B with a nominal value of EUR 0.01 each.

Per December 31, 2012, 419,852,467 ordinary shares with a nominal value of EUR 0.09 each were issued and fully paid in, of which 12,687,246 ordinary shares are held by us in treasury. No ordinary shares B and no cumulative preference shares are issued. 96,566,077 depositary receipts for ordinary shares are issued with our cooperation.

Our Board of Management has the power to issue ordinary shares and cumulative preference shares insofar as the Board of Management has been authorized to do so by the General Meeting of Shareholders (either by means of a resolution or by an amendment to our Articles of Association). The Board of Management requires approval of the Supervisory Board for such an issue. The authorization by the General Meeting can only be granted for a certain period not exceeding five years and may be extended for no longer than five years on each occasion. In case the General Meeting of Shareholders has not authorized the Board of Management to issue shares, the General Meeting of Shareholders shall have the power to issue shares upon the proposal of the Board of Management, provided that the Supervisory Board has approved such proposal.

Shares issued in Customer Co-Investment Program

On September 12, 2012, we issued 62,977,877 ordinary shares to Stichting Administratiekantoor MAKTSJAB (“Intel Stichting”) and 12,595,575 ordinary shares to Stichting Administratiekantoor Samsung and on October 31, 2012, ASML issued 20,992,625 ordinary shares to Stichting Administratiekantoor TSMC with respect to the Customer Co-Investment Program. We received an amount of EUR 3,853.9 million in relation to the shares issued under the Customer Co-Investment Program. For further details on our Customer Co-Investment Program see Note 28.

Synthetic Share Buyback

At the Extraordinary General Meeting of Shareholders (“EGM”) held on September 7, 2012, several changes in the Articles of Association of ASML were adopted, in connection with the Synthetic Share Buyback effectuated in connection with the Customer Co-Investment Program. Consequently, on November 24, 2012 the Articles of Association were amended as follows. Upon the first amendment the ordinary shares to be held for the benefit of the participants to the Customer Co-Investment Program were converted into ordinary shares M and all other ordinary shares were converted into ordinary shares A. Upon the second amendment the par value per ordinary share A was increased from EUR 0.09 to EUR 9.24 at the expense of the share premium reserve. Upon the third amendment, the nominal value per ordinary share A was reduced to an amount of EUR 0.06, by decreasing the nominal value per ordinary share A by an amount of EUR 9.18, which resulted in a repayment of the same amount per share to holders of ordinary shares into which the ordinary shares A were converted. The fourth amendment provided for the consolidation of the ordinary shares A through the exchange of each 100 ordinary shares for 77 ordinary shares, resulting in an increase of the nominal value per ordinary share from EUR 0.06 to EUR 0.09, whereby the aggregate difference is booked at the expense of the share premium reserve. The fifth and last amendment provided for the deletion of the share class M for participants to the Customer Co-Investment Program and the share class A for the other shareholders. The ordinary shares M and A were converted thereafter into ordinary shares without a specific letter mark attached to it.

These amendments in substance constitute a Synthetic Share Buyback in which we effectively repurchased 93,411,216 shares at an average price of EUR 39.91 for a total amount of EUR 3,728.3 million. The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML’s treasury shares which was also part of the Synthetic Share Buyback.

Ordinary shares

Each ordinary share consists of 900 fractional shares. Fractional shares entitle the holder thereof to a fractional dividend but do not entitle the holder thereof to voting rights. Only those persons who hold shares directly in the share register in the Netherlands, held by us at our address at 5504 DR Veldhoven, de Run 6501, the Netherlands, or in the New York share register, held by JP Morgan Chase Bank, N.A., P.O. Box 64506, St. Paul, MN 55164-0506, United States, can hold fractional shares. Persons who hold ordinary shares through the deposit system under the Dutch Securities Bank Giro Transactions Act (Wet giraal effectenverkeer; the “Giro Act”) maintained by the Dutch central securities depository (Nederlands Centraal Insituut voor Giraal Effectenverkeer B.V., “Euroclear Nederland”) or through the Depositary Trust Company (“DTC”) cannot hold fractional shares. An ordinary share entitles the holder thereof to cast nine votes in the General Meeting of Shareholders. At our EGM held on September 7, 2012, the Board of Management was authorized from September 7, 2012 through October 25, 2013, subject to the approval of the Supervisory Board, to issue shares and/or rights thereto representing up to a maximum of 5.0 percent of our issued share capital at April 25, 2012, plus an additional 5.0 percent of our issued share capital at April 25, 2012 that may be issued in connection with mergers, acquisitions and/or (strategic) alliances.

Holders of ASML’s ordinary shares have a preemptive right of subscription, in proportion to the aggregate nominal amount of the ordinary shares held by them, to any issuance of ordinary shares for cash, which right may be restricted or excluded. Ordinary shareholders have no pro rata preemptive right of subscription to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting of Shareholders (either by means of a resolution or by an amendment to our Articles of Association), the Board of Management has the power subject to approval of the Supervisory Board, to restrict or exclude the preemptive rights of holders of ordinary shares. At our EGM held on September 7, 2012, the Board of Management was authorized from September 7, 2012 through October 25, 2013, subject to approval of the Supervisory Board, to restrict or exclude preemptive rights of holders of ordinary shares up to a maximum of 10.0 percent of our issued share capital at April 25, 2012. With this authorization, the corresponding authorization granted at the AGM held on April 25, 2012, ceased to apply to the extent not already used.

We may repurchase our issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and our Articles of Association. Any such repurchases are and remain subject to the approval of the Supervisory Board and the authorization of shareholders at ASML’s AGM, which authorization may not be for more than 18 months. At the AGM held on April 25, 2012, the Board of Management has been authorized, subject to Supervisory Board approval, to repurchase through October 25, 2013, up to a maximum of two times 10.0 percent of our issued share capital at April 25, 2012, at a price between the nominal value of the ordinary shares purchased and 110.0 percent of the market price of these securities on NYSE Euronext Amsterdam or NASDAQ. At our AGM to be held on April 24, 2013, we shall request the authorization for the Board of Management to repurchase and cancel shares for a period of 18 months as of the 2013 AGM, i.e. until October 24, 2014, all in conformity with the provisions of the law and our Articles of Association.

Ordinary shares B

As part of the most recent changes in our Articles of Association, adopted at the EGM held on September 7, 2012, the 9,000 ordinary shares B with a nominal value of EUR 0.01 were introduced. A person who holds (a multiple of) 100 fractional shares, may exchange those fractional shares for an ordinary share B. Every holder of an ordinary share B is entitled to one-ninth (1/9) of a dividend. Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting.

Cumulative preference shares

In 1998, we granted to the preference share foundation, “Stichting Preferente Aandelen ASML” (the “Foundation”) an option to acquire cumulative preference shares in our capital (the “Preference Share Option”). This option was amended and extended in 2003 and 2007. A third amendment to the option agreement between the Foundation and ASML became effective on January 1, 2009, to clarify the procedure for the repurchase and cancellation of the preference shares when issued.

Per the amendment of our Articles of Association of May 6, 2011, the nominal value of the cumulative preference shares was increased to EUR 0.09. The number of cumulative preference shares included in the authorized share capital was decreased to 700,000,000. This was done to simplify the Articles of Association, and to give each share the right to cast one vote in the General Meeting of Shareholders.

The Foundation may exercise the preference share option in situations where, in the opinion of the Board of Directors of the Foundation, our interests, our business or the interests of our stakeholders are at stake. This may be the case if a public bid for our shares has been announced or has been made, or the justified expectation exists that such a bid will be made without any agreement having been reached in relation to such a bid with us. The same may apply if one shareholder, or more shareholders acting in concert, hold a substantial percentage of our issued ordinary shares without making an offer or if, in the opinion of the Board of Directors of the Foundation, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with our interests, our business or our stakeholders.

The objectives of the Foundation are to look after the interests of ASML and of the enterprises maintained by ASML and of the companies which are affiliated in a group with ASML, in such a way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and influences in conflict with these interests which might affect the independence or the identity of ASML and those companies are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation seeks to realize its objects by the acquiring and holding of cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights attached to these shares.

The preference share option gives the Foundation the right to acquire a number of cumulative preference shares as the Foundation will require, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares that have been issued at the time of exercise of the Preference Share Option for a subscription price equal to their nominal value. Only one-fourth of the subscription price is payable at the time of initial issuance of the cumulative preference shares, with the other three-fourths of the nominal value only being payable when we call up this amount. Exercise of the preference share option could effectively dilute the voting power of the outstanding ordinary shares by one-half.

Cancellation and repayment of the issued cumulative preference shares by us requires the authorization by the General Meeting of Shareholders of a proposal to do so by the Board of Management approved by the Supervisory Board. If the preference share option is exercised and as a result cumulative preference shares are issued, we, at the request of the Foundation, will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation. In that case we are obliged to effect the repurchase and cancellation respectively as soon as possible. A cancellation will have as a result a repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. A repurchase of the cumulative preference shares can only take place when such shares are fully paid up.

If the Foundation will not request us to repurchase or cancel all cumulative preference shares held by the Foundation within 20 months after issuance of these shares, we will be obliged to convene a General Meeting of Shareholders in order to decide on a repurchase or cancellation of these shares.

The Foundation is independent of ASML. The Board of Directors of the Foundation comprises four independent voting members from the Dutch business and academic communities. As of January 1, 2012, the members of the Board of Directors of the Foundation are: Mr. A. Baan, Mr. M.W. den Boogert, Mr. J.M. de Jong and Mr. A.H. Lundqvist.

Dividend proposal

As part of our financing policy, we aim to pay an annual dividend that will be stable or growing over time. Annually, the Board of Management will, upon prior approval from the Supervisory Board, submit a proposal to the AGM with respect to the amount of dividend to be declared with respect to the prior year. The dividend proposal in any given year will be subject to the availability of distributable profits or retained earnings and may be affected by, among other factors, the Board of Management’s views on our potential future liquidity requirements, including for investments in production capacity, the funding of our research and development programs and for acquisition opportunities that may arise from time to time; and by future changes in applicable income tax and corporate laws. Accordingly, it may be decided to propose not to pay a dividend or to pay a lower dividend with respect to any particular year in the future.

For 2012, a proposal to declare a dividend of EUR 0.53 per ordinary share of EUR 0.09 nominal value will be submitted to the AGM to be held on April 24, 2013.

Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2012
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers

27. Purchases of Equity Securities by the Issuer and Affiliated Purchasers

In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements, our current share price, other market conditions and other relevant factors.

On April 25, 2012, the General Meeting of Shareholders authorized the repurchase of up to a maximum of two times 10.0 percent of our issued share capital as of the date of authorization through October 25, 2013.

On January 19, 2011, we announced our intention to repurchase up to EUR 1.0 billion of our own shares within the next two years. On January 18, 2012, we announced to increase the size of the program to a maximum amount of EUR 1,130 million. During the period from January 1, 2012 up to and including November 22, 2012, when the program was completed, we had purchased 11,278,058 of our shares for a total amount of EUR 430.0 million at an average price of EUR 38.13 per share. These shares are intended to be cancelled in 2013.

Furthermore, on January 18, 2012, we announced our intention to purchase up to 2.2 million of additional shares during 2012 for the purpose of covering outstanding employee stock and stock option plans. During the period from November 22, 2012 up to and including December 14, 2012, when the program was completed, a total number of 2.2 million shares was purchased for a total amount of EUR 105.2 million at an average price of EUR 47.81 per share. These shares will be held as treasury shares pending delivery pursuant to such plans.

Both programs had been suspended between July 10, 2012 and October 18, 2012 following the announcement of the Customer Co-Investment Program on July 9, 2012.

The following table provides a summary of our repurchased shares in 2012 (excluding the Synthetic Share Buyback effectuated in November 2012):

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program [1] (EUR)	Maximum number of shares that may yet be purchased under the program[2]

January 20 - 31, 2012	2,132,366	32.65	2,132,366	360,369,363	2,200,000
February 1 - 28, 2012	1,025,407	34.71	3,157,773	324,780,615	2,200,000
March 1 - 31, 2012	949,726	35.76	4,107,499	290,820,741	2,200,000
April 1 - 30, 2012	654,169	37.18	4,761,668	266,501,698	2,200,000
May 2 - 31, 2012	1,219,480	36.88	5,981,148	221,530,029	2,200,000
June 1 - 30, 2012	1,133,550	38.61	7,114,698	177,764,616	2,200,000
July 1 - 29, 2012	428,000	40.65	7,542,698	160,366,940	2,200,000
August 1 - 31, 2012	-	-	7,542,698	160,366,940	2,200,000
September 1 -30, 2012	-	-	7,542,698	160,366,940	2,200,000
October 3 - 31, 2012	1,153,112	41.86	8,695,810	112,099,413	2,200,000
November 1 - 30, 2012	3,240,099	44.10	11,935,909	-	1,542,149
December 1 - 31, 2012	1,542,149	48.24	13,478,058	-	-

Total	13,478,058	39.71

1	Program to purchase shares up to a maximum amount of EUR 1,130 million. We have or will cancel these shares.
2	Program to purchase up to 2.2 million shares for the purpose of covering outstanding employee stock and stock option plans

At the EGM held on September 7, 2012, a resolution was passed to amend the Articles of Association in connection with the Synthetic Share Buyback to be effected in connection with the Customer Co-Investment Program. We refer to Note 26 for a summary description of these amendments. On November 24, 2012, we effectuated the amendments consisting of a repayment to shareholders (excluding participating customers) of EUR 9.18 per ordinary share and the exchange of each 100 ASML ordinary shares for 77 ASML ordinary shares.

As a result of these amendments, which in substance constitute a Synthetic Share Buyback, we effectively repurchased 93,411,216 shares at an average price of EUR 39.91 for a total amount of EUR 3,728.3 million.

Customer Co-Investment Program	12 Months Ended
Dec. 31, 2012
Customer Co-Investment Program [Abstract]
Customer Co-Investment Program

28. Customer Co-Investment Program

Overview

On July 9, 2012, we announced our Customer Co-Investment Program to accelerate our development of EUV technology beyond the current generation and our development of future 450mm silicon wafer technology. The participating customers agreed to fund EUR 1.38 billion of our research and development projects from 2013 through 2017. This program creates risk sharing with some of our largest customers while the results of ASML’s development programs will be available to every semiconductor manufacturer with no restrictions. The R&D funding program in the Customer Co-Investment Program consists of two funding projects: a 450mm technology development project and a next-generation EUV development project. ASML has entered into Non Recurring Engineering (“NRE”) funding agreements with the participating customers.

In addition to the funding commitments described above, the participating customers have invested in ordinary shares equal, in aggregate, to 23 percent of ASML’s issued share capital (calculated giving effect to our Synthetic Share Buyback in November 2012). The proceeds of the share issuance, EUR 3.85 billion, were returned to the holders of ordinary shares (excluding the participating customers) through a Synthetic Share Buyback executed in November 2012. For further information regarding the Synthetic Share Buyback, see Note 26 to our consolidated financial statements.

Description of Investment Agreements, Shareholder Agreements and NRE Funding Agreements

In connection with the Customer Co-Investment Program, ASML entered into an investment agreement, a shareholder agreement and NRE funding agreements with each of the participating customers. Intel is the largest participant in the program, with an aggregate funding commitment of EUR 829 million and an investment in 15 percent of our ordinary shares (calculated giving effect to our Synthetic Share Buyback in November 2012). A description of the investment agreement, shareholders agreement and NRE funding agreements between ASML and Intel is set out below. The agreements between ASML and the other program participants – TSMC (which acquired 5 percent of our shares and made an EUR 277 million funding commitment) and Samsung (which acquired 3 percent of our shares and made an EUR 276 million funding commitment) are on substantially the same terms as those agreed with Intel. Shares were acquired by Dutch foundations (“Stichtingen”) established for each participant.

Investment Agreements

Pursuant to the investment agreement between ASML and Intel, dated July 9, 2012 (“the Intel Investment Agreement”), ASML has issued and delivered to Intel Stichting ordinary shares equal to 15 percent of the issued ordinary shares with simultaneous issuance by the Intel Stichting to Intel of the corresponding depositary receipts.

Pursuant to the investment agreement between ASML and TSMC, dated August 5, 2012 (the “TSMC Investment Agreement”) ASML has issued and delivered to Stichting Administratiekantoor TSMC (“TSMC Stichting”) ordinary shares equal to 5 percent of the issued ordinary shares with simultaneous issuance by the TSMC Stichting to TSMC of the corresponding depositary receipts.

Pursuant to the investment agreement between ASML and Samsung, dated August 27, 2012 (the “Samsung Investment Agreement” and together with the Intel Investment Agreement and TSMC Investment Agreement, the “Investment Agreements”), ASML has issued and delivered to the Samsung Stichting ordinary shares equal to 3 percent of the issued ordinary shares with simultaneous issuance by the Samsung Stichting to Samsung of the corresponding depositary receipts.

The subscription price for the ordinary shares under the Investment Agreements was EUR 39.91 per ordinary share, which is the average of the volume weighted average price of the ordinary shares on NYSE Euronext Amsterdam for the twenty trading days up to and including July 6, 2012.

Based upon the subscription price (EUR 39.91) included in the Investment Agreements, the equity participation of Intel (15 percent), TSMC (5 percent) and Samsung (3 percent) amount to EUR 2,513 million, EUR 838 million and EUR 503 million, respectively.

Under the Intel Investment Agreements, ASML has agreed to indemnify the participating customers and their affiliates for certain losses and expenses related to breaches of representations, warranties, covenants and agreements in the Investment Agreements and with respect to certain legal proceedings related thereto, subject to certain limitations.

Shareholder Agreements

In connection with the issuance of shares pursuant to the Intel Investment Agreement, on September 12, 2012 ASML, Intel and the Intel Stichting entered into a shareholder agreement (the “Shareholder Agreement”) which governs certain matters relating to the holding of and further investment by Intel in ordinary shares of ASML, directly and indirectly through the Intel Stichting, including the matters described below.

The shareholder agreements between ASML and the other program participants (TSMC and Samsung) are on substantially the same terms as those agreed with Intel.

Voting Restrictions

Pursuant to the Intel Shareholder Agreement, Intel (and the Intel Stichting) will not be entitled to vote the ordinary shares that were acquired by the Intel Stichting as part of the Customer Co-Investment Program or any other ordinary shares otherwise transferred to the Intel Stichting (under the circumstances described under “Standstill; Additional Purchases” below) prior to a Shareholder Agreement Termination Event (as defined below), except when a Suspension Event (as described below) occurs and is continuing or where the following matters are proposed at any General Meeting (the “Voting Restrictions”): (i) an issuance of ASML shares or grant of rights to subscribe for ASML shares representing 25 percent or more of the issued and outstanding share capital of ASML or the restriction or exclusion of pre-emption rights relating thereto (in each case, on an aggregate basis during the preceding 12 months) or the designation of the Board of Management as the authorized body to resolve on these matters; (ii) an authorization to repurchase 25 percent or more of ASML’s issued and outstanding share capital on an aggregate basis during the preceding 12 months; (iii) the approval of a significant change in the identity or nature of ASML or our business, including a transfer of all or substantially all business or assets of ASML and our subsidiaries to a third party, the establishment or cancellation of a long-lasting cooperation of essential importance with a third party and an acquisition or disposition of an interest in the capital or assets of a person with a value of at least one third of the assets of ASML (on a consolidated basis); (iv) an amendment to ASML’s Articles of Association that would materially affect the specific voting rights of Intel, would materially affect the identity or nature of ASML or our business, or would disproportionately (or uniquely) and adversely affect the rights or benefits attached to or derived from the ordinary shares held by Intel through the Intel Stichting as compared to the shareholders; (v) the dissolution of ASML; and (vi) any merger or demerger which would result in a material change in the identity or nature of ASML or its business.

Standstill, Lock-up and Orderly Market Arrangements

Standstill; Additional Purchases

Subject to certain exceptions, pursuant to the Shareholder Agreement, Intel (or its affiliates) may not, prior to the six-year anniversary of the date of the Intel Shareholder Agreement (the “Standstill Period”), acquire more than 19.9 percent of the outstanding share capital of ASML without ASML’s prior approval (the “Standstill Restriction”). There is an exception from the Standstill Restriction in the case of a ‘suspension event’, which includes certain circumstances where a third party has acquired or made an offer to acquire at least 20 percent of ASML’s outstanding shares, and the Standstill Restriction will terminate upon the occurrence of a Shareholder Agreement Termination Event.

The Shareholder Agreement permits Intel (and its affiliates) to acquire up to 4.99 percent of ASML’s outstanding shares (other than shares acquired through the Customer Co-Investment Program) that may be held outside the Intel Stichting. For any additional ASML shares that Intel (or its affiliates) acquires in excess of 4.99 percent of the outstanding shares of ASML, Intel is required to deposit such shares with the Intel Stichting in exchange for Depositary Receipts. Shares held directly by Intel or its affiliates (and which not required to be deposited with the Intel Stichting) are not subject to the Voting Restrictions, or Lock-Up Restrictions (as defined below), but are subject to the Standstill Restriction.

The Intel Stichting will continue to hold ASML shares owned by Intel (notwithstanding termination of the Standstill Period) until the earlier of (i) such time as Intel owns (directly or through the Intel Stichting) less than 2 percent of ASML’s outstanding shares (the relevant percentage is 1 percent for the other participating customers) (ii) the date of notification to ASML by participating customers that the aggregate amount of ASML’s outstanding shares owned by Intel and the other participating customers represents less than 5 percent of ASML’s outstanding shares and (iii) a Shareholder Agreement Termination Event (as defined below), following which time Depositary Receipts will be exchanged for the underlying ASML shares. In case Intel would acquire ASML shares within 18 months after an event described under (i) or (ii) above, any ASML shares held by Intel in excess of 4.99 percent of the outstanding shares of ASML must be transferred to (and held by) the Intel Stichting.

Lock-up; Orderly Sell Down

Intel may not, without prior written consent of ASML, transfer any ordinary shares or Depositary Receipts until the earliest of (i) two years and six months after the date of the Intel Shareholder Agreement, (ii) termination of the NRE funding agreements, and (iii) the occurrence of a Shareholder Agreement Termination Event ((i), (ii) and (iii) together, the “Lock-Up Restriction”). The Lock-Up Restriction does not apply in certain circumstances where a third party offers to acquire at least 20 percent of ASML’s shares. Intel is not permitted to transfer the ASML ordinary shares it acquired in the program in connection with an offer (before the end of the offer), or make any public statement in support of such offer, that is not recommended by the ASML Supervisory Board or Management Board, except in limited circumstances.

In addition, Intel may not (even after the Lock-Up Period has ended), without written consent of ASML, transfer on NYSE Euronext Amsterdam, NASDAQ or another securities exchange more than (i) in respect of Intel, 4 percent of the outstanding shares of ASML (the relevant percentage is 1.5 percent for Samsung and 2.5 percent for TSMC). There are also restrictions on Intel’s ability to transfer ASML shares to certain competitors or customers of ASML.

Termination

The Intel Shareholder Agreement will terminate upon the occurrence of the following events (each a “Shareholder Agreement Termination Event”) (i) certain change of control transactions were the shareholders of ASML prior to such a transaction are no longer entitled to exercise at least 50 percent of the votes in the General Meeting following such transaction, (ii) in the event of a delisting of the Ordinary Shares from NYSE Euronext Amsterdam or delisting from NASDAQ (except for certain voluntary delistings from NASDAQ), (iii) the winding up or liquidation of ASML, or (vi) in the event that all Depositary Receipts are exchanged for ASML shares and Intel does not acquire ASML shares in excess of 4.99 percent of the outstanding ASML shares within 18 months of such exchange (see “Standstill; Additional Purchases” above).

NRE Funding Agreements

On July 9, 2012, ASML and Intel entered into two NRE funding agreements pursuant to which Intel will support ASML’s R&D costs and project expenditures. One agreement relates to the development of 450mm lithography equipment (the “Intel 450mm NRE Funding Agreement”) and the other relates to the development of EUV lithography equipment (the “Intel EUV NRE Funding Agreement” and together with the Intel 450mm NRE Funding Agreement, the “Intel NRE Funding Agreements”). Intel has committed to provide EUR 553 million in funding under the Intel 450mm NRE Funding Agreement and EUR 276 million in funding under the Intel EUV NRE Funding Agreement, payable over the respective terms (2013-2017) of the Intel NRE Funding Agreements.

On August 5, 2012, ASML and TSMC entered into the TSMC NRE funding agreement (the “TSMC NRE Funding Agreement”) pursuant to which TSMC will support ASML’s R&D costs and project expenditures relating to the development of 450mm lithography equipment and EUV platforms. TSMC has committed to provide EUR 277 million in funding payable over the term (2013-2017) of the TSMC NRE Funding Agreement.

On August 27, 2012, ASML and Samsung entered into the Samsung NRE funding agreement (the “Samsung NRE Funding Agreement”) pursuant to which Samsung will support ASML’s R&D costs and project expenditures relating to the development of 300mm/450mm EUV platforms. Samsung has committed to provide EUR 276 million in funding payable over the term (2013-2017) of the Samsung NRE Funding Agreement.

Under the Intel NRE Funding Agreements, the TSMC NRE Funding Agreement, and the Samsung NRE Funding Agreement (together the “NRE Funding Agreements”), ASML will retain sole control over the development of 450mm photo lithography equipment and EUV platforms and will own all intellectual property created by ASML in connection therewith. The NRE Funding Agreements provide that if ASML, in its reasonable discretion, determines to abandon either the 450mm or EUV development project, as a result of technical infeasibility or lack of sufficient industry demand, or if the then remaining funding exceeds the expenditure estimate for the development project (450mm or EUV) then the parties may agree on an alternative development project, and if no alternative is agreed, ASML may invoice the participating customers for the remaining due portion of committed funding during each year of the remaining funding period in which ASML’s actual gross R&D expenditures exceed a minimum threshold specified in the NRE Funding Agreements. The NRE Funding Agreements will terminate on December 31, 2017 or upon pre-payment by the participating customer of the aggregate amount of funding owed under its respective NRE Funding Agreement.

Commercial Agreement

On July 9, 2012, ASML and Intel entered into a Commercial Agreement, pursuant to which ASML and Intel established a contractual framework for Intel to purchase equipment related to the 450mm and EUV next-generation lithography equipment. Under this agreement, Intel has committed to purchase specified numbers of 450mm and EUV tools. The agreement sets forth pricing terms for the tools as well as milestones related to product deliveries, and provides for certain commercial discounts in the form of credits in exchange for Intel’s early purchase commitments and volume purchase commitments and for specified additional credits in the event that certain schedules are not met. In addition, subject to certain conditions, ASML has agreed to install sufficient capacity to meet Intel’s forecasted 450mm lithography equipment needs through 2022.

Accounting Policies

The Investment Agreements, Shareholder Agreements, NRE Funding Agreements and Commercial Agreement are accounted for as a multiple-element arrangement with each of the participating customers. Based upon ASC 605-25 “Multiple-Element Arrangements” guidance, the following two separate elements are identified for each arrangement: (1) the share issuance (governed by the Investment Agreement and the Shareholder Agreement) and (2) the NRE funding and commercial discounts and credits (governed by the NRE Funding Agreement(s) and the Commercial Agreement).

The shares issued to the participating customers are recorded at fair value based on quoted share prices (EUR 3,968.7 million) with the remaining aggregate arrangement consideration allocated to the NRE funding and commercial discounts and credits. The difference between the fair value of the shares and the subscription price of the shares (EUR 39.91) is recorded as a deduction from shareholders’ equity upon issuance of the shares (EUR 123.4 million). Shareholders’ equity is increased to the fair value of the shares as the portion of the NRE funding allocable to the shares is received over the NRE funding period (2013-2017). The amounts are deemed receivables from the participating customers in their capacity as shareholders of ASML.

A significant related party relationship exists between ASML and Intel as a result of the equity investment made by Intel as part of the Customer Co-Investment Program. Based on the commercial discounts and credits (governed by the Commercial Agreement) and the significant related party relationship, all NRE funding will be deferred and recognized in the consolidated income statement only when the commercial discounts and credits are earned. The portion of the NRE funding from TSMC and Samsung, not allocable to the shares, will be recognized in the consolidated income statement when the R&D costs relating to the development of 450mm lithography equipment and EUV platforms are recognized over the NRE funding period.

For further details regarding the share issuances to the participating customers and the Synthetic Share Buyback effectuated in connection with our Customer Co-Investment Program, see Note 26.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

29. Related Party Transactions

Consistent with our corporate responsibilities to our surrounding community and together with several other companies in the region, in prior year ASML entered into a loan agreement with a local sports club PSV N.V.; pursuant to which ASML provided PSV N.V., as of August 1, 2011, a 14 year, interest free, subordinated loan of EUR 5.0 million. As of June 30, 2012 the chairman of the Supervisory Board of ASML, Mr. Arthur van der Poel and Chief Financial Officer of ASML, Mr. Peter Wennink resigned as members of the Supervisory Board of PSV N.V., therefore the loan agreement with PSV N.V. is concluded to no longer classify as a related party transaction from that date onwards.

On July 9, 2012, we announced our Customer Co-Investment Program to accelerate our development of EUV technology beyond the current generation and our development of future 450mm silicon wafer technology. One of the participating customers, Intel, agreed to fund EUR 829 million for our R&D projects. In addition Intel also agreed to invest in ordinary shares equal to 15 percent of our issued share capital. Due to the equity investment, Intel is considered a related party of ASML as of July 9, 2012.

We have entered into various agreements with Intel and have recognized sales and incurred costs of systems, services and field options provided by ASML since the date that Intel became a related party. We believe that all such transactions have been entered into in the ordinary course of business, with the exception of certain terms included in the agreements entered into as part of the Customer Co-Investment Program:

•

Investment Agreement: Pursuant to the Intel Investment Agreement, ASML agreed to issue to Intel Stichting ordinary shares equal to 15 percent of the issued ordinary shares which the Intel Stichting then issued to Intel a corresponding number of depositary receipts representing these shares. The subscription price for the ordinary shares under the investment agreement was EUR 39.91 per ordinary share, which is the average of the volume weighted average price of the ordinary shares on Euronext for the twenty trading days up to and including July 6, 2012. Under the investment agreement, ASML has agreed to indemnify Intel and its affiliates for certain losses and expenses related to breaches of representations, warranties, covenants and agreements in the investment agreement and with respect to certain legal proceedings related thereto, subject to certain limitations.

•

Shareholder Agreement: In connection with the issuance of the ordinary shares to the Intel Stichting, Intel and its relevant subsidiaries, the Intel Stichting and ASML have entered into the shareholder agreement, which governs certain matters relating to the holding and disposing of and further investments in ordinary shares by Intel, directly and indirectly through the Intel Stichting.

•

NRE Funding Agreement: On July 9, 2012, ASML and Intel entered into the Intel NRE Funding Agreement pursuant to which Intel has agreed to provide funding for certain of ASML’s R&D costs and project expenditures. One agreement relates to the development of 450mm lithography equipment (the “Intel 450mm NRE Funding Agreement”) and the other relates to the development of EUV lithography equipment (the “Intel EUV NRE Funding Agreement”). Intel has committed to provide funding in an aggregate amount of EUR 553 million under the Intel 450mm NRE Funding Agreement and funding in an aggregate amount of EUR 276 million under the Intel EUV NRE Funding Agreement, payable over the term of the relevant agreement (2013-2017). ASML will retain sole control over the development of 450mm photo lithography equipment and EUV platforms and will own all intellectual property created by ASML in connection therewith. The Intel NRE Funding Agreements provide that if ASML, in its reasonable discretion, determines to abandon either the 450mm or EUV development project, as a result of technical infeasibility or lack of sufficient industry demand, or if the then remaining funding exceeds the expenditure estimate for the development project (450mm or EUV) then the parties may agree on an alternative development project if no alternative is agreed, ASML may invoice Intel for the remaining due portion of committed funding during each year of the remaining funding period in which ASML’s actual gross R&D expenditures exceed a minimum threshold specified in the relevant agreement. The NRE funding agreements will terminate on December 31, 2017 or upon pre-payment by Intel of the aggregate amount of funding owed under the relevant funding agreement.

•

Commercial Agreement: On July 9, 2012, ASML and Intel entered into the Commercial Agreement, pursuant to which ASML and Intel established a contractual framework for Intel to purchase equipment related to the 450mm and next-generation EUV lithography equipment. Under this agreement, Intel has committed to purchase specified numbers of 450mm and EUV tools. The agreement sets forth pricing terms for the tools as well as milestones related to product deliveries, and provides for certain commercial discounts in the form of credits in exchange for Intel’s early purchase commitments and volume purchase commitments and for specified additional credits in the event that certain schedules are not met. In addition, subject to certain conditions, ASML has agreed to install sufficient capacity to meet Intel’s forecasted 450mm lithography equipment needs through 2022.

The total net sales to Intel (and its affiliates) for the period from July 9, 2012 to December 31, 2012 amounted to EUR 301.7 million whereas the outstanding balances as of December 31, 2012 amount to EUR 65.0 million.

Except for the above, there have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any other significant shareholder and any director or officer or any relative or spouse thereof other than ordinary course compensation arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed or owing by any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares and stock options as described under Note 17. All amounts due to ASML under the virtual financing arrangement were repaid during 2012.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

30. Subsequent Events

On february 5, 2013, the Cymer Stockholders approved the previously announced merger agreement, dated October 16, 2012 at the special meeting of Cymer Stockholders. See Note 25 for additional information.

General information / Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
General information / Summary of significant accounting policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

Use of estimates

The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which ASML is the primary beneficiary (referred to as “ASML”). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries

Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than half of the voting rights. As from the date that these criteria are met, the financial data of the relevant subsidiaries are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the acquisition method. The cost of acquisition is measured based on the consideration transferred, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the acquisition date (i.e., the date at which we obtain control). The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed, is capitalized as goodwill. Acquisition-related costs are expensed when incurred in the period they arise or the service is received.

Variable Interest Entities

We assess whether we have a controlling financial interest in any Variable Interest Entity (“VIE”) and, thus, whether we are the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: (a.) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b.) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation

Foreign currency translation

The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative instruments

Derivative financial instruments

We principally use derivative hedging instruments for the management of foreign currency risks and interest rate risks. We measure all derivative hedging instruments based on fair values derived from market prices of the instruments. We adopt hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. We designate certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge).

We document at the inception of the transaction the relationship between hedging instruments and hedged items, as well as our risk management objectives and strategy for undertaking various hedging transactions. We also document our assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge

Changes in the fair value of a derivative financial instrument that is designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations.

Hedge accounting is discontinued when we revoke the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. The adjustment to the carrying amount of the hedged item arising from the hedged risk is amortized to the consolidated statement of operations from that date.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge

Changes in the fair value of a derivative that is designated and qualified as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside our control or influence and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest cash flows to certain of our operating lease obligations are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows of such operating lease obligations. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest cash flows is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge

Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Short-term investments

Short-term investments

Investments with remaining maturities longer than three months and less than one year at the date of acquisition are presented as short-term investments. The short-term investments are classified as available-for-sale securities and are stated at fair value. Gains and losses, other than impairments, interest income and foreign exchange results, are recognized in comprehensive income until the short-term investments are derecognized. Upon derecognition, the cumulative gain or loss recognized in comprehensive income, is recognized in the consolidated statement of operations.

Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from sales forecasts as well as the expected market value of the inventory.

Intangible assets

Intangible assets

Goodwill

Goodwill represents the excess of the costs of an acquisition over the fair value of the amounts assigned to assets acquired and liabilities incurred or assumed of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment

Evaluation of long-lived assets for impairment

Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis (September 30) and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the reporting unit (including goodwill allocated to such unit) with the fair value of that reporting unit. If the carrying amount of the reporting unit is higher than the fair value of the reporting unit, the second step should be performed. In the second step the goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the related undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions

Provisions

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to us and we cease using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition

Revenue recognition

ASML recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in ASML’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer, if any. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Although each system’s performance is re-tested upon installation at the customer’s site, ASML has never failed to successfully complete installation of a system at a customer’s premises.

In connection with the introduction of new technology, such as our second-generation EUV systems (NXE:3100), we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

In 2012, we recognized system sales revenue for one NXE:3100 system (2011: three NXE:3100 systems; 2010: no NXE:3100 systems) that was installed at the customer location and was accepted by our customer, for an amount of EUR 43.7 million (2011: EUR 119.3 million and 2010: EUR nil). As of December 31, 2012, no amounts were deferred in relation to NXE:3100 systems (2011: EUR 48.6 million and 2010: EUR 38.5 million).

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time we repurchase systems that we have manufactured and sold and, following refurbishment, resell those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. We consider reasonable offers from any vendor, including customers, to repurchase used systems so that we can refurbish, resell, and install these systems as part of our normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2012 and 2011 ASML had no repurchase commitments.

We offer customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, we offer volume discounts to certain customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, we offer free or discounted products or services (award credits) to our customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

In the event that an arrangement with a customer becomes onerous, we recognize a liability for the amount that the cost of settling the arrangement exceeds the amount of the contract price. When we satisfy the onerous arrangement, we derecognize the related liability.

Multiple element arrangements

The main portion of ASML’s revenue is derived from contractual arrangements with our customers that have multiple deliverables, which mainly include the sale of our systems, installation and training services and prepaid extended and enhanced (optic) warranty contracts. As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended the guidance on arrangements with multiple deliverables in ASC 605-25. The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. We apply this accounting guidance prospectively to arrangements originating or materially modified on or after January 1, 2011. The implementation resulted in additional qualitative disclosures that are included below, but did not result in additional units of accounting and only had an insignificant impact on timing and allocation of revenues.

Each element in the arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. We consider a deliverable to have stand-alone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, our revenue arrangements do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

The hierarchy of evidence to determine a selling price in ASC 605-25 is as follows:

•	Vendor-Specific Objective Evidence (“VSOE”) – the price at which we sell the element in a separate standalone transaction;
•	Third-Party Evidence (“TPE”) – evidence from us or other companies of the value of a largely interchangeable element in a transaction;
•	Best Estimate of Selling Price (“BESP”) – our best estimate of the selling price of an element in the transaction.

To determine the selling price in multiple elements arrangements, we establish VSOE of the selling price for installation and training services and prepaid extended and enhanced (optic) warranty contracts. VSOE is determined based on the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) and prepaid extended and enhanced (optic) warranty contracts on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract. When we are unable to establish the selling price using VSOE or TPE, we use BESP. The objective of using estimated selling price-based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine BESP considering several internal and external factors including, but not limited to, pricing practices, gross margin objectives, market conditions, competitive environment, internal costs and geographies. We review selling prices every reporting period and maintain internal controls over the establishment and updates of these estimates.

For arrangements entered into through December 31, 2010, we primarily recognize revenue based on the previous guidance of ASC 605-25. The revenue relating to the installation and training services and prepaid extended and enhanced (optic) warranty contracts is deferred at their fair value until delivery of these elements. As we are not able to determine the fair value for the system, but we are able to determine the fair value for all other elements in the arrangement, revenue is allocated as the difference between the total arrangement consideration less the aggregate fair value of all other elements in the arrangement, and no revenue is recognized until all elements without fair value have been delivered.

Lease arrangements

Lease arrangements

A lease is classified as a sales-type lease if any of the following lease classification criteria are met at its inception:

1.	The lease transfers ownership of the property to the lessee by the end of the lease term;
2.	The lease contains a bargain purchase option;
3.	The lease term is equal to 75 percent or more of the estimated economic life of the leased property; and
4.	The present value at the beginning of the lease term of the minimum lease payments, excluding that portion of the payments representing executory costs such as insurance, maintenance, and taxes to be paid by the lessor, including any profit thereon, equals or exceeds 90 percent of the excess of the fair value of the leased property to the lessor at lease inception over any related investment tax credit retained by the lessor and expected to be realized by the lessor.

In addition revenue is recognized at commencement of the lease term. The present value of the lease payments is recognized as a finance receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned interest in the consolidated statements of operations.

A lease is classified as an operating lease if the lease classification criteria (as described above) are not met. If ASML has offered its customers an operating lease arrangement, the contract consideration is recognized in the consolidated statements of operations on a straight-line basis over the period of the lease.

Warranty

Warranty

We provide standard warranty coverage on our systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated warranty costs are accounted for by accruing these costs for each system upon recognition of the system sale. The estimated warranty costs are based on historical product performance and field expenses. Based upon historical service records, we calculate the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, we assess, and update if necessary, our accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on our system is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs

Accounting for shipping and handling fees and costs

ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales

Cost of sales

Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the accrued warranty reserve are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs.

Research and development costs and credits

Research and development costs and credits

Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter-)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D credits in the R&D line in the consolidated statements of operations in the period in which such costs occur.

Share-based payments

Share-based payments

The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the grant-date fair value of stock options and shares. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bond with AAA ratings, and with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of our ordinary shares on NYSE Euronext Amsterdam on the grant-date.

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on our estimate of equity instruments that will eventually vest. At each balance sheet date, we revise our estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to shareholders’ equity.

Our current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes

Income taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 we adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation

Contingencies and litigation

We are party to various legal proceedings generally incidental to our business, as disclosed in Note 18. In connection with these proceedings and claims, our management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond our control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, we may agree to settle or to terminate a claim or proceeding in which we believe that it would ultimately prevail where we believe that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

We accrue for legal costs related to litigation in our consolidated statements of operations at the time when the related legal services are actually provided.

Net income per ordinary share

Net income per ordinary share

Basic net income per ordinary share is calculated by dividing net income by the weighted average number of ordinary shares outstanding for that period. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 26 for further discussion.

The basic and diluted net income per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31 (in thousands, except per share data)	2012 EUR	2011 EUR	2010 EUR

Net income	1,146,316	1,466,960	1,021,820

Weighted average number of shares outstanding during the year (after deduction of treasury stock)	424,096	425,618	435,146

Basic net income per ordinary share	2.70	3.45	2.35

Weighted average number of shares:	424,096	425,618	435,146
Plus shares applicable to:
Options and conditional shares[1]	2,890	3,435	3,828

Dilutive potential ordinary shares	2,890	3,435	3,828

Adjusted weighted average number of shares	426,986	429,053	438,974

Diluted net income per ordinary share [1]	2.68	3.42	2.33

1	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Comprehensive income

Comprehensive income

Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the year ending December 31, 2012, comprehensive income consists of net income, unrealized gains and losses on financial instruments, being available-for-sale securities and derivative financial instruments designated for hedge accounting, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes. For the years ended December 31, 2011 and 2010 comprehensive income consists of net income, unrealized gains and losses on financial instruments, being derivative financial instruments designated for hedge accounting, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements

New U.S. GAAP Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220)”. Under the ASU, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income (“OCI”) along with a total for OCI and a total amount for comprehensive income. The option under current guidance which permits the presentation of components of OCI as part of the statement of changes in shareholders’ equity has been eliminated. In December 2011, the FASB issued ASU 2011-12 which indefinitely defers certain provisions of ASU 2011-05, the main deferred provision relating to a requirement for entities to present reclassification adjustments out of accumulated OCI by component in both the statements in which net income is presented and the statement in which OCI in any period is presented. The ASU is effective for annual and interim periods beginning after December 15, 2011. We have early adopted this standard; adoption had no impact on our consolidated financial statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. Under the new guidance, the entities must disclose both gross information and net information about both instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for us beginning January 1, 2013. Other than requiring some additional disclosures, we do not anticipate material impacts on our consolidated financial statements upon adoption.

In July 2012, the FASB issued ASU No. 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment”. This ASU amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The new guidance will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The ASU 2012-02 will not have any effect on our consolidated financial statements.

In October 2012, the FASB issued ASU No. 2014-04 “Technical Corrections and Improvements”. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.

General information / Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
General information / Summary of significant accounting policies [Abstract]
Other intangible assets

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Net income per ordinary share

Year ended December 31 (in thousands, except per share data)	2012 EUR	2011 EUR	2010 EUR

Net income	1,146,316	1,466,960	1,021,820

Weighted average number of shares outstanding during the year (after deduction of treasury stock)	424,096	425,618	435,146

Basic net income per ordinary share	2.70	3.45	2.35

Weighted average number of shares:	424,096	425,618	435,146
Plus shares applicable to:
Options and conditional shares[1]	2,890	3,435	3,828

Dilutive potential ordinary shares	2,890	3,435	3,828

Adjusted weighted average number of shares	426,986	429,053	438,974

Diluted net income per ordinary share [1]	2.68	3.42	2.33

1	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair value measurements [Abstract]
Financial assets and financial liabilities that are measured at fair value on a recurring basis

As of December 31, 2012 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	151,748	-	151,748
Money market funds [2]	385,420	-	-	385,420
Short-term investments [3]	279,988	650,017	-	930,005

Total	665,408	801,765	-	1,467,173

Liabilities
Long-term debt [4]	-	759,490	-	759,490
Derivative financial instruments [1]	-	10,893	-	10,893

Total	-	770,383	-	770,383

As of December 31, 2011 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	126,351	-	126,351
Money market funds [2]	369,238	-	-	369,238

Total	369,238	126,351	-	495,589

Liabilities
Long-term debt [4]	-	736,368	-	736,368
Derivative financial instruments [1]	-	40,359	-	40,359

Total	-	776,727	-	776,727

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 3.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
4	Long-term debt mainly relates to our EUR 600.0 million Eurobond (fair value as at December 31, 2012: EUR 710.1 million (2011: EUR 695.6 million)) and excludes accrued interest. For further details see Note 14.

Financial risk management (Tables)	12 Months Ended
Dec. 31, 2012
Financial risk management [Abstract]
Financial Instruments

As of December 31 (in thousands)	2012 Notional amount EUR	Fair Value EUR	2011 Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	262,146	16,805	389,579	(23,999)
Interest rate swaps [2]	624,900	124,050	641,500	109,991

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

Derivative financial instruments per category

	2012		2011
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	4,780	-	3,933
Interest rate swaps - fair value hedges	128,830	-	113,924	-
Forward foreign exchange contracts - cash flow hedges	5,975	5,688	11,332	3,019
Forward foreign exchange contracts - other hedges (no hedge accounting)	16,943	425	1,095	33,407

Total	151,748	10,893	126,351	40,359

Less non-current portion:
Interest rate swaps - cash flow hedges	-	4,032	-	3,210
Interest rate swaps - fair value hedges	101,651	-	92,534	-

Total non-current portion	101,651	4,032	92,534	3,210

Total current portion	50,097	6,861	33,817	37,149

Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents and short-term investments [Abstract]
Short-term investments

As of December 31, 2012 (in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	279,988	-	-	279,988
Deposits	650,017	-	-	650,017

Total	930,005	-	-	930,005

Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Account/Finance receivables [Abstract]
Accounts receivable

As of December 31 (in thousands)	2012 EUR	2011 EUR

Accounts receivable, gross	607,359	883,209
Allowance for doubtful receivables	(2,071)	(2,582)

Accounts receivable, net	605,288	880,627

Allowance for doubtful receivables

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Balance at beginning of year	(2,582)	(1,945)
Addition for the year[1]	(458)	(849)
Utilization of the provision	969	212

Allowance for doubtful receivables	(2,071)	(2,582)

1	Addition for the year is recorded in cost of sales.

Finance receivables (Tables)	12 Months Ended
Dec. 31, 2012
Account/Finance receivables [Abstract]
Components of finance receivables

As of December 31 (in thousands)	2012 EUR	2011 EUR

Finance receivables, gross	309,616	78,853
Unearned interest	(5,828)	-

Finance receivables, net	303,788	78,853
Current portion of finance receivables, gross	268,617	78,853
Current portion of unearned interest	(3,450)	-

Non-current portion of finance receivables, net	38,621	-

Finance receivables due for payment

(in thousands)	EUR
2013	268,617
2014	7,501
2015	7,516
2016	13,681
2017	12,301
Thereafter	-

Finance receivables, gross	309,616

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

As of December 31 (in thousands)	2012 EUR	2011 EUR

Raw materials	307,315	258,712
Work-in-process	1,074,042	1,026,872
Finished products	742,979	532,556

Inventories, gross	2,124,336	1,818,140
Allowance for obsolescence and/or lower market value	(267,366)	(193,513)

Inventories, net	1,856,970	1,624,627

Allowance for obsolescence and /or lower market values

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Balance at beginning of year	(193,513)	(189,235)
Addition for the year	(130,911)	(60,300)
Effect of changes in exchange rates	1,009	(883)
Utilization of the provision	56,049	56,905

Allowance for obsolescence and/or lower market value	(267,366)	(193,513)

Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Other assets [Abstract]
Other current assets

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	70,257	66,203
Prepaid expenses	64,708	56,300
Derivative financial instruments	50,097	33,817
VAT	25,215	47,543
Other receivables	35,728	34,232

Other current assets	246,005	238,095

Other non current assets

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	183,025	187,950
Derivative financial instruments	101,651	92,534
Compensation plan assets[1]	12,080	10,577
Prepaid expenses	4,462	5,749
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,875	4,996

Other non-current assets	311,538	307,251

1	For further details on compensation plan assets see Note 17.
2	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 11.

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Goodwill

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Cost
Balance, January 1	146,044	141,286
Acquisition subsidiary	6,038	-
Effect of changes in exchange rates	(2,914)	4,758

Goodwill	149,168	146,044

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Other intangible assets

(in thousands)	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	In-process R&D EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2011	47,250	25,883	8,733	23,148	2,231	107,245

Balance, December 31, 2011	47,250	25,883	8,733	23,148	2,231	107,245
Additions	7,658	-	-	-	-	7,658

Balance, December 31, 2012	54,908	25,883	8,733	23,148	2,231	114,903

Accumulated amortization
Balance, January 1, 2011	47,224	17,043	4,185	23,148	1,994	93,594
Amortization	4	4,080	1,092	-	109	5,285

Balance, December 31, 2011	47,228	21,123	5,277	23,148	2,103	98,879
Amortization	800	4,080	1,092	-	109	6,081

Balance, December 31, 2012	48,028	25,203	6,369	23,148	2,212	104,960

Carrying amount
December 31, 2011	22	4,760	3,456	-	128	8,366
December 31, 2012	6,880	680	2,364	-	19	9,943

Future amortization expenses

(in thousands)	EUR
2013	3,322
2014	2,624
2015	1,714
2016	1,533
2017	750
Thereafter	-

Amortization expenses	9,943

Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment [Abstract]
Property, plant and equipment

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2011	526,855	609,253	185,635	316,244	1,637,987
Additions	213,513	355,358	20,918	29,314	619,103
Disposals	-	(212,286)	(216)	(1,619)	(214,121)
Effect of changes in exchange rates	1,773	11,698	323	1,040	14,834

Balance, December 31, 2011	742,141	764,023	206,660	344,979	2,057,803
Additions	106,234	248,429	8,883	22,749	386,295
Disposals	(347)	(317,022)	(300)	(30,894)	(348,563)
Effect of changes in exchange rates	(995)	(4,671)	(391)	(59)	(6,116)

Balance, December 31, 2012	847,033	690,759	214,852	336,775	2,089,419

Accumulated depreciation and impairment
Balance, January 1, 2011	127,509	358,026	129,741	277,380	892,656
Depreciation	27,362	99,968	13,128	17,575	158,033
Impairment charges	-	3,508	2,789	5,975	12,272
Disposals	-	(64,417)	(41)	(988)	(65,446)
Effect of changes in exchange rates	1,006	4,715	158	799	6,678

Balance, December 31, 2011	155,877	401,800	145,775	300,741	1,004,193
Depreciation	31,598	110,571	13,416	23,668	179,253
Impairment charges	649	906	-	1,679	3,234
Disposals	(347)	(92,205)	(248)	(30,575)	(123,375)
Effect of changes in exchange rates	(505)	(3,090)	(165)	(49)	(3,809)

Balance, December 31, 2012	187,272	417,982	158,778	295,464	1,059,496

Carrying amount
December 31, 2011	586,264	362,223	60,885	44,238	1,053,610
December 31, 2012	659,761	272,777	56,074	41,311	1,029,923

Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued and other liabilities [Abstract]
Accrued and other liabilities

As of December 31 (in thousands)	2012 EUR	2011 EUR

Deferred revenue	739,136	816,045
Costs to be paid	278,066	260,651
Down payments from customers	1,033,768	1,057,046
Personnel related items	200,670	212,059
Derivative financial instruments	10,893	40,359
Standard warranty reserve	21,626	43,273
Other	1,352	2,313

Accrued and other liabilities	2,285,511	2,431,746
Less: non-current portion of accrued and other liabilities [1]	405,141	663,099

Current portion of accrued and other liabilities	1,880,370	1,768,647

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

Changes in standard warranty reserve

(in thousands)	2012 EUR	2011 EUR

Balance, January 1	43,273	37,965
Additions of the year	35,735	61,279
Utilization of the reserve	(33,746)	(26,968)
Release of the reserve	(22,733)	(29,415)
Effect of exchange rates	(903)	412

Standard warranty reserve	21,626	43,273

Provisions (Tables)	12 Months Ended
Dec. 31, 2012
Provisions [Abstract]
Provisions

(in thousands)	2012 EUR	2011 EUR

Balance, January 1	12,338	14,061
Utilization of the provision	(2,545)	(2,452)
Unwinding of discount	628	421
Effect of exchange rates	(167)	308

Provision for lease contract termination costs	10,254	12,338
Less: current portion of provision for lease contract termination costs	2,280	2,326

Non-current portion of provision for lease contract termination costs	7,974	10,012

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt/Lines of credit [Abstract]
Long-term debt

As of December 31 (in thousands)	2012 EUR	2011 EUR

Eurobond, carrying amount	710,095	695,618
Loan headquarter building[1]	32,366	33,795
Other	17,029	6,955

Long-term debt	759,490	736,368
Less: current portion of long-term debt	3,610	2,587

Non-current portion of long-term debt	755,880	733,781

1	This loan relates to our Variable Interest Entity, see Note 11.

Principal repayments and other borrowing arrangements

(in thousands)	EUR

2013	3,610
2014	3,535
2015	3,535
2016	3,535
2017	603,535
Thereafter	31,644

Long-term debt	649,394
Less: current portion of long-term debt	3,610

Non-current portion of long-term debt	645,784

Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Fair value interest rate swaps[1]	110,095	95,618

Carrying amount	710,095	695,618

1	The fair value of the interest rate swaps excludes accrued interest.

Estimated fair value of Eurobond

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Carrying amount	710,095	695,618
Fair value [1]	700,644	640,500

1	Source: Bloomberg Finance LP

Commitments, contingencies and guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, contingencies and guarantees/Legal contingencies [Abstract]
Contractual obligations

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expense [1]	831,194	39,801	39,726	39,726	39,726	639,726	32,489
Operating Lease Obligations	98,827	32,195	22,267	17,192	13,465	5,265	8,443
Purchase Obligations	1,643,955	1,557,021	84,012	2,876	32	14	-
Unrecognized Tax Benefits, including interest expense	59,967	2,964	4,209	-	-	16,957	35,837

Total Contractual Obligations	2,633,943	1,631,981	150,214	59,794	53,223	661,962	76,769

1	See Note 14 for the amounts excluding interest expenses.

Purchase options

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	22,982	-	8,999	-	13,983	-	-

Employee benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee benefits [Abstract]
Bonus plan expenses

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Bonus expenses	16,474	15,557	12,489

Bonus expenses under performance-related bonus plan

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Bonus expenses	14,588	13,131	9,694

Assumption of the Black-Scholes option valuation of the fair value of the company's stock options

Year ended December 31	2012	2011	2010

Weighted average share price (in EUR)	40.3	28.0	24.1
Volatility (in percentage)	25.6	37.8	36.4
Expected life (in years)	5.0	4.8	4.6
Risk free interest rate	2.1	2.9	2.5
Expected dividend yield (in EUR)	1.45	1.25	1.06
Forfeiture rate[1]	-	-	-

1	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.

Stock options

	EUR-denominated			USD-denominated
Year ended December 31	2012	2011	2010	2012	2011	2010

Weighted average fair value of stock options granted	8.97	8.28	8.22	11.87	10.42	11.10
Weighted average share price at the exercise date of stock options	40.45	29.39	25.77	50.88	41.94	33.79
Aggregate intrinsic value of stock options exercised (in thousands)	71,331	30,204	22,720	12,684	11,323	13,669
Aggregate remaining contractual term of currently exercisable options (years)	3.59	2.08	2.86	3.17	1.80	2.59
Aggregate intrinsic value of exercisable stock options (in thousands)	34,438	39,384	54,109	21,882	20,492	25,780
Aggregate intrinsic value of outstanding stock options (in thousands)	35,671	45,141	65,240	22,433	20,791	28,024

Stock option transactions

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2012	5,133,659	24.48	1,792,305	34.01
Granted	32,240	39.52	11,041	51.79
Exercised	(2,928,641)	16.07	(362,071)	15.87
Forfeited	(5,530)	18.22	(350)	33.75
Expired	(1,103,566)	55.45	(946,089)	48.98

Outstanding, December 31, 2012	1,128,162	16.38	494,836	19.06
Exercisable, December 31, 2012	1,060,262	15.52	472,586	18.09

Outstanding stock options

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2012	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2012	Weighted average remaining contractual life of outstanding options (years)

0 - 10	-	-	0 - 10	55,260	2.75
10 - 15	602,473	3.00	10 - 15	230,215	1.64
15 - 20	292,093	3.91	15 - 20	5,424	5.80
20 - 25	176,120	5.18	20 - 25	101,697	4.49
25 - 40	30,422	8.77	25 - 40	90,116	6.16
40 - 50	27,054	9.79	40 - 50	2,077	8.66
50 - 60	-	-	50 - 60	10,047	9.70

Total	1,128,162	3.89	Total	494,836	3.41

Summary of share plans

	EUR-denominated			USD-denominated
Year ended December 31	2012	2011	2010	2012	2011	2010

Total fair value at vesting date of shares vested during the year (in thousands)	16,179	9,155	6,165	5,392	1,956	8,856
Weighted average fair value of shares granted	36.15	28.09	23.51	47.71	39.00	31.66

Employee share issuances

	EUR- denominated Number of shares	Weighted average fair value at grant date (EUR)	USD- denominated Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2012	1,479,297	24.19	264,891	32.35
Granted	678,505	36.15	110,465	47.71
Vested/Issued	(421,902)	20.88	(106,500)	31.05
Forfeited	(42,290)	19.91	(19,762)	37.55

Conditional shares outstanding at December 31, 2012	1,693,610	29.92	249,094	40.71

Pension Costs

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Pension plan based on multi-employer union plan	34,525	31,819	29,643
Pension plans based on defined contribution	15,773	14,128	10,950

Pension and retirement expenses	50,298	45,947	40,593

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
The components of (provision for) benefit from income taxes

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Current tax	(79,255)	(129,127)	(180,613)
Deferred tax	74,993	(52,548)	(40,090)

Provision for income taxes	(4,262)	(181,675)	(220,703)

The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate

Year ended December 31 (in thousands)	2012 EUR	%	2011 EUR	%	2010 EUR	%

Income before income taxes	1,150,578	100.0	1,648,635	100.0	1,242,523	100.0
Income tax provision based on ASML’s domestic rate	(287,644)	25.0	(412,159)	25.0	(316,843)	25.5
Effects of tax rates in foreign jurisdictions	9,786	(0.9)	20,663	(1.3)	15,878	(1.3)
Adjustments in respect of tax exempt income	23,532	(2.0)	19,134	(1.2)	19,987	(1.6)
Adjustments in respect of changes in the applicable tax rate [1]	-	-	-	-	(569)	0.1
Adjustments in respect of tax incentives	143,160	(12.4)	180,096	(10.9)	66,881	(5.4)
Adjustments in respect of prior years’ current taxes	18,275	(1.6)	9,097	(0.6)	25,648	(2.1)
Movements in the liability for unrecognized tax benefits	95,465	(8.3)	6,634	(0.4)	(28,796)	2.3
Other credits and non-taxable items	(6,836)	0.6	(5,140)	0.4	(2,889)	0.3

Provision for income taxes	(4,262)	0.4	(181,675)	11.0	(220,703)	17.8

1	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income taxes recognized directly in equity (including other comprehensive income)

Income tax recognized in shareholders’ equity (in thousands)	2012 EUR	2011 EUR	2010 EUR

Current tax
Derivative financial instruments[1]	(1,066)	6,257	8,262
Tax (benefit) deficit from share-based payments	(2,116)	11	(106)

Total income tax recognized in shareholders’ equity	(3,182)	6,268	8,156

1	Recognized directly in Other Comprehensive Income.

The deferred tax position and liability for unrecognized tax benefits recorded on the consolidated balance sheets

As of December 31 (in thousands)	2012 EUR	2011 EUR

Liability for unrecognized tax benefits	(59,967)	(155,432)
Deferred tax position	114,527	137,946

Total	54,560	(17,486)

Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits

As of December 31 (in thousands)	2012 EUR	2011 EUR

Balance, January 1	155,432	162,066
Gross increases – tax positions in prior period	4,297	11,121
Gross decreases – tax positions in prior period	(92,521)	(24,566)
Gross increases – tax positions in current period	3,255	21,258
Settlements	-	(10,403)
Lapse of statute of limitations	(10,496)	(4,044)

Total liability for unrecognized tax benefits	59,967	155,432

The changes in deferred income tax assets and liabilities

Changes in deferred tax assets and liabilities (in thousands)	2012 EUR	2011 EUR

Balance, January 1	137,946	193,587
Consolidated statements of operations	(20,242)	(59,539)
Effect of changes in exchange rates	(3,177)	3,898

Balance, December 31	114,527	137,946

Deferred tax position

As of December 31 (in thousands)	2012 EUR	2011 EUR

Deferred tax assets – current	103,695	120,720
Deferred tax assets – non-current	39,443	38,735
Total deferred tax assets	143,138	159,455
Deferred tax liabilities – current	(271)	(214)
Deferred tax liabilities – non-current	(28,340)	(21,295)
Total deferred tax liabilities	(28,611)	(21,509)

Total	114,527	137,946

The composition of deferred tax assets and liabilities in the consolidated financial statements

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Capitalized research and development expenditures	34,374	(6,465)	(506)	27,403
Inventories	35,820	(7,351)	(302)	28,167
Deferred revenue	23,892	(3,083)	(237)	20,572
Provisions	14,515	7,296	(283)	21,528
Installation and warranty reserve	8,772	(1,508)	(113)	7,151
Tax effect carry-forward losses	7,735	(2,219)	41	5,557
Fixed assets	6,495	1,454	(151)	7,798
Restructuring and impairment	5,146	(733)	(77)	4,336
Alternative minimum tax credits[1]	5,028	229	(30)	5,227
Bilateral advance pricing agreement [2]	1,426	(1,278)	-	148
Share-based payments	950	516	(33)	1,433
Other temporary differences	15,302	140	(1,624)	13,818

Total	159,455	(13,002)	(3,315)	143,138

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2012 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2012 EUR

Fixed assets	(19,108)	(6,965)	183	(25,890)
Borrowing costs	(1,554)	(404)	-	(1,958)
Other temporary differences	(847)	129	(45)	(763)

Total	(21,509)	(7,240)	138	(28,611)

Deferred tax assets composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2011 EUR

Capitalized research and development expenditures	27,239	5,501	1,634	34,374
Inventories	71,124	(35,813)	509	35,820
Deferred revenue	10,890	11,746	1,256	23,892
Provisions	21,828	(7,463)	150	14,515
Installation and warranty reserve	8,092	98	582	8,772
Tax effect carry-forward losses	27,756	(18,695)	(1,326)	7,735
Fixed assets	4,386	1,872	237	6,495
Restructuring and impairment	6,074	(1,063)	135	5,146
Alternative minimum tax credits[1]	4,658	112	258	5,028
Bilateral advance pricing agreement[2]	7,993	(6,583)	16	1,426
Share-based payments	1,678	(808)	80	950
Other temporary differences	13,719	936	647	15,302

Total	205,437	(50,160)	4,178	159,455

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Deferred tax liabilities composition of temporary differences (in thousands)	January 1, 2011 EUR	Consolidated statements of operations EUR	Effect of changes in exchange rates EUR	December 31, 2011 EUR

Fixed assets	(9,661)	(9,175)	(272)	(19,108)
Borrowing costs	(1,231)	(323)	-	(1,554)
Other temporary differences	(958)	119	(8)	(847)

Total	(11,850)	(9,379)	(280)	(21,509)

Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Segment disclosure [Abstract]
Net Sales for new and used systems

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

New systems	3,620,260	4,780,720	3,704,290
Used systems	181,372	103,193	190,452

Net system sales	3,801,632	4,883,913	3,894,742

Net sales and identifiable assets by geographic region

Year ended December 31 (in thousands)	Net sales EUR	Identifiable assets EUR

2012
Japan	292,309	128,750
Korea	1,276,304	85,022
Singapore	98,554	15,696
Taiwan	1,479,768	138,010
Rest of Asia	197,262	999,392
Europe	256,192	5,412,758
United States	1,131,166	471,739

Total	4,731,555	7,251,367

2011
Japan	405,595	414,264
Korea	1,318,777	56,765
Singapore	436,308	14,179
Taiwan	1,146,601	87,833
Rest of Asia	450,796	817,496
Europe	505,129	5,207,509
United States	1,387,829	508,359

Total	5,651,035	7,106,405

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

Board of Management and Supervisory Board Remuneration (Tables)	12 Months Ended
Dec. 31, 2012
Board of Management and Supervisory Board remuneration [Abstract]
Remuneration of the members of Board of Management

		Fixed	Short-term (variable)		Long-term (variable)		Total Remuneration	Other
	Year	Base salary EUR	STI (Cash)[1] EUR	Option awards[2] EUR	LTI (share awards)[3] EUR		Total[7] EUR	Pension[8] EUR	Compensation Pension Premium[9] EUR	Other benefits and expense reimbursement[10] EUR
E. Meurice	2012	818,000	613,500	-	2,079,601	[4]	3,511,101	167,427	-	127,116
	2011	787,000	586,709	-	1,413,218	[5]	2,786,927	140,113	88,050	136,765
	2010	757,000	566,236	42,648	935,617	[6]	2,301,501	136,697	-	132,630
P.T.F.M.	2012	508,000	304,800	-	1,289,415	[4]	2,102,215	79,190	-	46,275
Wennink	2011	488,000	291,043	-	875,493	[5]	1,654,536	85,994	94,455	44,669
	2010	469,000	280,650	26,401	579,321	[6]	1,355,372	84,229	-	43,627
M.A. van den	2012	538,000	322,800	-	1,366,039	[4]	2,226,839	83,990	-	47,540
Brink	2011	517,000	308,339	-	927,912	[5]	1,753,251	91,243	181,826	45,502
	2010	497,000	297,405	28,025	617,004	[6]	1,439,434	90,388	-	44,817
F.J. van Hout	2012	445,000	267,000	-	1,131,676	[4]	1,843,676	69,110	-	37,313
	2011	428,000	255,259	-	832,201		1,515,460	75,134	9,735	35,190
	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	-	34,549
F.J.M.	2012	433,000	259,800	-	1,144,137		1,836,937	67,190	-	28,889
Schneider-	2011	416,000	248,102	-	676,945		1,341,047	56,475	4,290	28,313
Maunoury	2010	400,000	239,360	-	326,947		966,307	55,011	-	34,788

1	Actual short-term incentives (“STI”) (cash) chargeable to us in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year).
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period. The use of performance stock options in the short term incentive plan was withdrawn as of 2010. The last performance option awards were granted in 2009 and became unconditional in 2010.
3	The remuneration reported as part of the long-term incentives (“LTI”) (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2012 include costs of the Board of Management’s performance share plan 2012, 2011 and 2010. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations in the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2012 includes an adjustment for the Board of Management performance share plan 2009 based on the actual number of share awards vested in 2012. The adjustment for Mr. Meurice, Mr. Wennink, Mr. van den Brink and Mr. van Hout amounts to EUR -106,266, EUR -65,785, EUR -69,831 and EUR -57,838, respectively.
5	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to
EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
6	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to
EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
7	This total reflects base salary, STI (cash), option awards and LTI (share awards).
8	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, we do not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4.0 percent of the pension base.
9	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
10	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.

Details of vested options held by members of the Board of Management to purchase ordinary shares

	Jan. 1, 2012	Exercised during 2012	Share price on exercise date (EUR)	Vested during 2012	Expired during 2012	Dec. 31, 2012	Exercise price (EUR)	Expiration date

E. Meurice	23,270	23,270	35.12	-	-	-	11.53	1/19/2015
	88,371	88,371	36.70	-	-	-	17.90	1/18/2016
	95,146	95,146	43.89	-	-	-	20.39	1/17/2017
	42,448	42,448	36.67	-	-	-	17.20	2/4/2018
	84,895	84,895	34.93	-	-	-	12.39	2/2/2019

P.T.F.M. Wennink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	52,554	52,554	33.60	-	-	-	12.39	2/2/2019

M.A. van den Brink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	27,894	27,894	34.38	-	-	-	17.20	2/4/2018
	55,788	55,788	33.60	-	-	-	12.39	2/2/2019

F.J. van Hout	46,201	46,201	33.60	-	-	-	12.39	2/2/2019

F.J.M. Schneider-	-	-	-	-	-	-	-	-
Maunoury

Performance shares granted to members of the Board of Management

Board of management	Grant date	Status	Full control	Number of shares at grant date	Fair value at grant date EUR	Vesting date	Number of shares at vesting date		End of lock- up date

E. Meurice	4/18/2012	Conditional	No	73,570	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	88,732	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	88,732	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	57,002	13.05	2/2/2012	48,859	[1]	2/2/2014
	2/4/2008	Unconditional	No	57,002	18.18	2/4/2011	48,859	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	66,338	20.39	1/17/2010	51,807		1/17/2012

P.T.F.M. Wennink	4/18/2012	Conditional	No	45,689	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	54,974	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	54,974	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	35,287	13.05	2/2/2012	30,246	[1]	2/2/2014
	2/4/2008	Unconditional	No	35,287	18.18	2/4/2011	30,246	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	41,111	20.39	1/17/2010	32,106		1/17/2012

M.A. van den Brink	4/18/2012	Conditional	No	48,387	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	58,256	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	58,256	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	37,458	13.05	2/2/2012	32,107	[1]	2/2/2014
	2/4/2008	Unconditional	No	37,458	18.18	2/4/2011	32,107	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	42,980	20.39	1/17/2010	33,565		1/17/2012

F.J. van Hout	4/18/2012	Conditional	No	40,023	37.33	4/18/2015			4/18/2017
	4/13/2011	Conditional	No	48,293	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	48,293	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	31,021	13.05	2/2/2012	26,589	[1]	2/2/2014

F.J.M. Schneider-	4/18/2012	Conditional	No	38,944	37.33	4/18/2015			4/18/2017
Maunoury	4/13/2011	Conditional	No	46,886	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	46,886	22.93	2/1/2013	-		2/1/2015

1	The number of shares included in the lock-up period is reduced as a result of the synthetic share buyback due to an exchange for each 100 ordinary shares for 77 ordinary shares. The number of shares vested in 2012 after the synthetic share buyback for Mr. Meurice, Mr. Wennink, Mr. van den Brink and for Mr. van Hout are 37,621 shares, 23,289 shares, 24,722 shares and 20,474 shares, respectively. The number of shares vested in 2011 after the synthetic share buyback for Mr. Meurice, Mr. Wennink and for Mr. van den Brink are 37,621 shares, 23,289 shares and 24,722 share, respectively.

Supervisory board remuneration

Year ended December 31, 2012	Total	Supervisory board	Audit committee	Remuneration committee		Selection and nomination committee	Technology and strategy committee	Other[1,2]

Arthur P.M. van der Poel	94,750	68,750	10,000	-		8,000	8,000	-
Jos W.B. Westerburgen	96,116	48,750	-	12,000		12,000	-	23,366	[3]
OB Bilous	104,750	78,750	-	-		8,000	8,000	10,000
Fritz W. Fröhlich	68,750	48,750	15,000	-		-	-	5,000
Hendrika (Ieke) C.J. van den Burg	56,750	48,750	-	8,000		-	-	-
William T. Siegle	90,750	78,750	-	-		-	12,000	-
Pauline F.M. van der Meer Mohr	56,750	48,750	-	8,000		-	-	-
Wolfgang H. Ziebart	72,750	48,750	10,000	6,000	[4]	-	8,000	-

Total	641,366	470,000	35,000	34,000		28,000	36,000	38,366

Year ended December 31, 2011	Total	Supervisory board	Audit committee	Remuneration committee		Selection and nomination committee	Technology and strategy committee	Other[1,2]

Arthur P.M. van der Poel	88,250	62,500	10,000	-		7,875	7,875	-
Jos W.B. Westerburgen	66,750	43,750	-	11,500		11,500	-	-
OB Bilous	99,500	73,750	-	-		7,875	7,875	10,000
Fritz W. Fröhlich	62,500	43,750	15,000	-		-	-	3,750
Hendrika (Ieke) C.J. van den Burg	51,625	43,750	-	7,875		-	-	-
William T. Siegle	85,250	73,750	-	-		-	11,500	-
Pauline F.M. van der Meer Mohr	51,625	43,750	-	7,875		-	-	-
Wolfgang H. Ziebart	61,625	43,750	10,000	-		-	7,875	-

Total	567,125	428,750	35,000	27,250		27,250	35,125	13,750

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 per year to fulfill this role. As the adjustment of the Supervisory Board’s remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.
3	In 2012 Jos Westerburgen received a provisional payment related to the supervisory board remuneration for the period January to April 2013. As legislation regarding VAT registration for Supervisory Board members will change as from 2013 and Jos Westerburgen will resign in 2013 it was discussed and agreed with the Dutch tax authorities to pay the remuneration fee in advance.
4	During 2012 Wolfgang H. Ziebart was appointed as member of the Remuneration Committee and therefore received a partial fee.

Selected operating expenses and additional information (Tables)	12 Months Ended
Dec. 31, 2012
Selected operating expenses and additional information [Abstract]
Personnel expenses for all payroll employees

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

Wages and salaries	711,039	648,869	551,683
Social security expenses	58,180	52,550	42,468
Pension and retirement expenses	50,298	45,947	40,593
Share-based payments	18,714	12,430	12,109

Personnel expenses	838,231	759,796	646,853

Total number of payroll personnel employed in FTEs per sector

As of December 31	2012	2011	2010

Customer Support	2,538	2,478	2,236
SG&A	869	723	727
Industrial Engineering	637	420	398
Manufacturing & Logistics	2,856	2,852	2,659
R&D	3,736	3,417	3,225
Total employees (in FTEs)	10,636	9,890	9,245

Less: Temporary employees (in FTEs)	2,139	1,935	2,061

Payroll employees (in FTEs)	8,497	7,955	7,184

Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2012
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Summary of shares repurchased

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program [1] (EUR)	Maximum number of shares that may yet be purchased under the program[2]

January 20 - 31, 2012	2,132,366	32.65	2,132,366	360,369,363	2,200,000
February 1 - 28, 2012	1,025,407	34.71	3,157,773	324,780,615	2,200,000
March 1 - 31, 2012	949,726	35.76	4,107,499	290,820,741	2,200,000
April 1 - 30, 2012	654,169	37.18	4,761,668	266,501,698	2,200,000
May 2 - 31, 2012	1,219,480	36.88	5,981,148	221,530,029	2,200,000
June 1 - 30, 2012	1,133,550	38.61	7,114,698	177,764,616	2,200,000
July 1 - 29, 2012	428,000	40.65	7,542,698	160,366,940	2,200,000
August 1 - 31, 2012	-	-	7,542,698	160,366,940	2,200,000
September 1 -30, 2012	-	-	7,542,698	160,366,940	2,200,000
October 3 - 31, 2012	1,153,112	41.86	8,695,810	112,099,413	2,200,000
November 1 - 30, 2012	3,240,099	44.10	11,935,909	-	1,542,149
December 1 - 31, 2012	1,542,149	48.24	13,478,058	-	-

Total	13,478,058	39.71

1	Program to purchase shares up to a maximum amount of EUR 1,130 million. We have or will cancel these shares.
2	Program to purchase up to 2.2 million shares for the purpose of covering outstanding employee stock and stock option plans

General information / Summary of significant accounting policies (Details) (EUR €) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 System		Dec. 31, 2011 System		Dec. 31, 2010 System
General information / Summary of significant accounting policies [Abstract]
Voting Rights Required for consolidation of subsidiaries	more than half
Cash and cash equivalents maturity period	Three months or less
Date of annual goodwill impairment test	30 September
Amount of repurchase commitments	€ 0		€ 0
Standard product warranty period in months	12 months
Product warranty on certain optic parts period in months	60 months
NXE systems recognized	1		3		0
Short-term investments maturity period	longer than three months and less than one year
Net income per ordinary share
Net income	1,146,316,000		1,466,960,000	[1]	1,021,820,000
Weighted average number of shares outstanding during the year (after deduction of treasury stock)	424,096		425,618	[1]	435,146
Basic net income per ordinary share	€ 2.7		€ 3.45	[1]	€ 2.35
Plus shares applicable to:
Options and conditional shares	2,890	[2]	3,435	[2]	3,828	[2]
Dilutive potential ordinary shares	2,890		3,435		3,828
Adjusted weighted average number of shares	426,986	[2]	429,053	[1],[2]	438,974	[2]
Diluted net income per ordinary share	€ 2.68	[2]	€ 3.42	[1],[2]	€ 2.33	[2]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	739,136,000		816,045,000
Lease term	75.00%
Present value of minimum lease payments	90.00%
Shipments of new technology [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	0		48,600,000		38,500,000
Revenue recognition from new technology	43,700,000		119,300,000		0
Extended and enhanced (optic) warranty contracts [Member]
Revenue Recognition (Textual) [Abstract]
Deferred Revenue	€ 242,200,000		€ 280,100,000
Maximum [Member] | Buildings and constructions [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	40 years
Maximum [Member] | Machinery and equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Maximum [Member] | Leasehold improvements [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	10 years
Maximum [Member] | Furniture, fixtures and other equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Maximum [Member] | Internally developed software [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Minimum [Member] | Buildings and constructions [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Minimum [Member] | Machinery and equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	2 years
Minimum [Member] | Leasehold improvements [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	5 years
Minimum [Member] | Furniture, fixtures and other equipment [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	3 years
Minimum [Member] | Internally developed software [Member]
Property plant and equipment estimated useful life
Estimated useful life (in years)	3 years
Intellectual property [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	10 years
Intellectual property [Member] | Minimum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	3 years
Developed technology [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	6 years
Customer relationships [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	8 years
Other [Member] | Maximum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	6 years
Other [Member] | Minimum [Member]
Finite lived intangible assets estimated useful life
Estimated useful life (in years)	2 years

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Fair value measurements (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Jun. 30, 2007
Assets
Derivative financial instruments	€ 151,748,000		€ 126,351,000
Liabilities
Long-term debt	759,490,000		736,368,000
Derivative financial instruments	10,893,000		40,359,000
Fair value measurements (Textual) [Abstract]
Percentage of hedged senior notes	5.75%
Senior notes due, year of maturity	2017
Impairment charges on property, plant and equipment	3,234,000		12,272,000		8,600,000
Impairment of goodwill and other intangible asset	0
Principal amount	600,000,000					600,000,000
Carrying amount	710,095,000		695,618,000
Estimated fair value of assets	100,000
Transfers between levels	0		0
Recurring [Member]
Assets
Derivative financial instruments	151,748,000	[1]	126,351,000	[1]
Money market funds	385,420,000	[2]	369,238,000	[2]
Short-term investments	930,005,000	[3]		[3]
Total	1,467,173,000		495,589,000
Liabilities
Long-term debt	759,490,000	[4]	736,368,000	[4]
Derivative financial instruments	10,893,000	[1]	40,359,000	[1]
Total	770,383,000		776,727,000
Recurring [Member] | Level 1 [Member]
Assets
Derivative financial instruments		[1]		[1]
Money market funds	385,420,000	[2]	369,238,000	[2]
Short-term investments	279,988,000	[3]		[3]
Total	665,408,000		369,238,000
Liabilities
Long-term debt		[4]		[4]
Derivative financial instruments		[1]		[1]
Total
Recurring [Member] | Level 2 [Member]
Assets
Derivative financial instruments	151,748,000	[1]	126,351,000	[1]
Money market funds		[2]		[2]
Short-term investments	650,017,000	[3]		[3]
Total	801,765,000		126,351,000
Liabilities
Long-term debt	759,490,000	[4]	736,368,000	[4]
Derivative financial instruments	10,893,000	[1]	40,359,000	[1]
Total	770,383,000		776,727,000
Recurring [Member] | Level 3 [Member]
Assets
Derivative financial instruments		[1]		[1]
Money market funds		[2]		[2]
Short-term investments		[3]		[3]
Total
Liabilities
Long-term debt		[4]		[4]
Derivative financial instruments		[1]		[1]
Total

[1]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 3.
[2]	Money market funds are part of our cash and cash equivalents.
[3]	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
[4]	Long-term debt mainly relates to our EUR 600.0 million Eurobond (fair value as at December 31, 2012: EUR 710.1 million (2011: EUR 695.6 million) and excludes accrued interest. For further details see Note 14.

Financial risk management (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 JPY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 JPY (¥)	Jun. 30, 2007 EUR (€)	Dec. 31, 2012 Sales [Member] EUR (€)	Dec. 31, 2011 Sales [Member] EUR (€)	Dec. 31, 2012 Cost of Sales [Member] EUR (€)	Dec. 31, 2011 Cost of Sales [Member] EUR (€)	Dec. 31, 2012 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2012 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2012 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2012 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2011 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)
Financial instruments
Forward foreign exchange contracts, notional amount	€ 262,146,000	[1]	€ 389,579,000	[1]		$ 159,800,000	¥ 8,400,000,000	$ 48,900,000	¥ 37,200,000,000
Forward foreign exchange contracts, fair value	16,805,000	[1]	(23,999,000)	[1]
Interest rate swaps, notional amount	624,900,000	[2]	641,500,000	[2]
Interest rate swaps, fair value	124,050,000	[2]	109,991,000	[2]
Derivative financial instruments per category
Derivative assets	151,748,000		126,351,000												128,830,000	113,924,000			5,975,000	11,332,000	16,943,000	1,095,000
Derivative liabilities	10,893,000		40,359,000														4,780,000	3,933,000	5,688,000	3,019,000	425,000	33,407,000
Derivative assets, noncurrent	101,651,000		92,534,000												101,651,000	92,534,000
Derivative liabilities, noncurrent	4,032,000		3,210,000														4,032,000	3,210,000
Derivative assets, current	50,097,000		33,817,000
Derivative liabilities, current	6,861,000		37,149,000
Foreign currency market risks (Textual) [Abstract]
Gain (loss) on financial instruments, net of taxes	(7,547,000)		47,353,000		(1,221,000)						4,300,000	(4,400,000)	(5,300,000)	10,300,000
Total anticipated income (loss) to be released to sales/cost of sales											4,900,000		(6,000,000)
Market risks and derivatives (Textual) [Abstract]
Gain/(loss) on foreign currency cash flow hedge ineffectiveness	0		(200,000)
Percentage of Effectiveness of Fair Value Hedges	100.00%
Percentage of Effectiveness of Cash Flow Hedges	100.00%
Notional principal amounts of the outstanding currency contracts	262,146,000	[1]	389,579,000	[1]		159,800,000	8,400,000,000	48,900,000	37,200,000,000
Derivative instruments release period	12 months
Gain (Loss) in consolidated statements of operations resulting from effective cash flow hedge	8,700,000		(58,100,000)		(43,500,000)
Notional amount of interest rate fair value hedge derivatives	624,900,000	[2]	641,500,000	[2]
Principal amount	600,000,000									600,000,000
Gain Loss from derivative financial instruments measured at fair value	€ 3,000,000		€ (38,300,000)		€ (32,900,000)

[1]	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions, to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
[2]	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

Cash and cash equivalents and short-term investments (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Investments
Cost basis	€ 930,005
Unrealized Gains
Unrealized Losses
Recorded Basis	930,005
Deposits [Member]
Short-term Investments
Cost basis	650,017
Unrealized Gains
Unrealized Losses
Recorded Basis	650,017
Dutch Treasury Certificates [Member]
Short-term Investments
Cost basis	279,988
Unrealized Gains
Unrealized Losses
Recorded Basis	€ 279,988

Cash and cash equivalents and short-term investments (Details Textual) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	€ 1,767,596	€ 2,731,782	€ 1,949,834	€ 1,037,074
Cash and cash equivalents maturity period	Three months or less
Short-term investments	930,005
Maximum [Member]
Cash and cash equivalents (Textual) [Abstract]
Maturity Period of Short-term investments	1 year
Minimum [Member]
Cash and cash equivalents (Textual) [Abstract]
Maturity Period of Short-term investments	3 months
Short-term deposits [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	775,600	1,818,600
Short-term investments	650,017
Dutch Treasury Certificates [Member]
Cash and cash equivalents (Textual) [Abstract]
Short-term investments	279,988
Investments in money market funds [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	385,400	369,200
Interest-bearing bank accounts [Member]
Cash and cash equivalents (Textual) [Abstract]
Cash and cash equivalents	€ 606,600	€ 544,000

Accounts receivable (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts receivable
Accounts receivable, gross	€ 607,359		€ 883,209
Allowance for doubtful receivables	(2,071)		(2,582)		(1,945)
Accounts receivable, net	605,288		880,627
Allowance for doubtful receivables
Allowance for doubtful receivables, Beginning Balance	(2,582)		(1,945)
Addition for the year	(458)	[1]	(849)	[1]	1,256
Utilization of the provision	969		212
Allowance for doubtful receivables, Ending Balance	€ (2,071)		€ (2,582)		€ (1,945)

[1]	Addition for the year is recorded in cost of sales.

Finance receivables (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of finance receivables
Finance receivables, gross	€ 309,616,000	€ 78,853,000
Unearned interest	(5,828,000)
Finance receivables, net	303,788,000	78,853,000
Current portion of finance receivables, gross	268,617,000	78,853,000
Current portion of unearned interest	(3,450,000)
Non-current portion of finance receivables, net	38,621,000
Finance receivables due for payment
2013	268,617,000
2014	7,501,000
2015	7,516,000
2016	13,681,000
2017	12,301,000
Thereafter
Finance receivables, gross	309,616,000	78,853,000
Finance receivables (Textual) [Abstract]
Expected credit losses from finance receivables recorded	€ 0	€ 0

Inventories (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	€ 307,315,000	€ 258,712,000
Work-in-process	1,074,042,000	1,026,872,000
Finished products	742,979,000	532,556,000
Inventories, gross	2,124,336,000	1,818,140,000
Allowance for obsolescence and /or lower market values	(267,366,000)	(193,513,000)	(189,235,000)
Inventories, net	1,856,970,000	1,624,627,000
Allowance for obsolescence and /or lower market values
Beginning balance	(193,513,000)	(189,235,000)
Addition for the year	130,911,000	60,300,000	55,691,000
Effect of changes in exchange rates	1,009,000	(883,000)
Utilization of the provision	56,049,000	56,905,000
Allowance for obsolescence and /or lower market values	(267,366,000)	(193,513,000)	(189,235,000)
Inventories (Textual) [Abstract]
Addition obsolete inventory allowance	130,911,000	60,300,000	55,691,000
Profit on sale of inventories previously written down	2,300,000	4,500,000
Write downs to lower of cost or market value	43,500,000	17,000,000
Cost of Sales [Member]
Allowance for obsolescence and /or lower market values
Addition for the year	125,200,000	60,000,000
Inventories (Textual) [Abstract]
Addition obsolete inventory allowance	125,200,000	60,000,000
Research and Development Costs [Member]
Allowance for obsolescence and /or lower market values
Addition for the year	5,700,000	300,000
Inventories (Textual) [Abstract]
Addition obsolete inventory allowance	€ 5,700,000	€ 300,000

Other assets (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other current assets
Advance payments to Zeiss	€ 70,257,000		€ 66,203,000
Prepaid expenses	64,708,000		56,300,000
Derivative financial instruments	50,097,000		33,817,000
VAT	25,215,000		47,543,000
Other receivables	35,728,000		34,232,000
Other current assets	246,005,000		238,095,000
Other non current assets
Advance payments to Zeiss	183,025,000		187,950,000
Derivative financial instruments	101,651,000		92,534,000
Compensation plan assets	12,080,000	[1]	10,577,000	[1]
Prepaid expenses	4,462,000		5,749,000
Subordinated loan granted to lessor in respect of Veldhoven headquarters	5,445,000	[2]	5,445,000	[2]
Other	4,875,000		4,996,000
Other non-current assets	311,538,000		307,251,000
Other assets (Textual) [Abstract]
Tax prepayment on intercompany profit, not realized	€ 29,800,000		€ 27,500,000
Repayment of lens deliveries	12 months

[1]	For further details on compensation plan assets see Note 17.
[2]	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.

Goodwill (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in goodwill
Goodwill, Beginning balance	€ 146,044	€ 141,286
Acquisition subsidiary	6,038
Effect of changes in exchange rates	(2,914)	4,758
Goodwill, Ending balance	149,168	146,044
Goodwill impairment test (Textual) [Abstract]
Impairment charges of goodwill	€ 0	€ 0
Date of annual goodwill impairment test	30 September

Other intangible assets (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost
Cost, Beginning Balance	€ 107,245	€ 107,245
Additions	7,658
Cost, Ending Balance	114,903	107,245	107,245
Accumulated amortization
Accumulated amortization, Beginning Balance	98,879	93,594
Amortization	6,081	5,285	5,500
Accumulated amortization, Ending Balance	104,960	98,879	93,594
Carrying amount
Carrying amount	9,943	8,366
Intellectual property [Member]
Cost
Cost, Beginning Balance	47,250	47,250
Additions	7,658
Cost, Ending Balance	54,908	47,250
Accumulated amortization
Accumulated amortization, Beginning Balance	47,228	47,224
Amortization	800	4
Accumulated amortization, Ending Balance	48,028	47,228
Carrying amount
Carrying amount	6,880	22
Developed technology [Member]
Cost
Cost, Beginning Balance	25,883	25,883
Additions
Cost, Ending Balance	25,883	25,883
Accumulated amortization
Accumulated amortization, Beginning Balance	21,123	17,043
Amortization	4,080	4,080
Accumulated amortization, Ending Balance	25,203	21,123
Carrying amount
Carrying amount	680	4,760
Customer relationships [Member]
Cost
Cost, Beginning Balance	8,733	8,733
Additions
Cost, Ending Balance	8,733	8,733
Accumulated amortization
Accumulated amortization, Beginning Balance	5,277	4,185
Amortization	1,092	1,092
Accumulated amortization, Ending Balance	6,369	5,277
Carrying amount
Carrying amount	2,364	3,456
In-process R&D [Member]
Cost
Cost, Beginning Balance	23,148	23,148
Additions
Cost, Ending Balance	23,148	23,148
Accumulated amortization
Accumulated amortization, Beginning Balance	23,148	23,148
Amortization	100
Accumulated amortization, Ending Balance	23,148	23,148
Carrying amount
Carrying amount	0	0
Other [Member]
Cost
Cost, Beginning Balance	2,231	2,231
Additions
Cost, Ending Balance	2,231	2,231
Accumulated amortization
Accumulated amortization, Beginning Balance	2,103	1,994
Amortization	109	109
Accumulated amortization, Ending Balance	2,212	2,103
Carrying amount
Carrying amount	€ 19	€ 128

Other intangible assets (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets (Textual) [Abstract]
Intellectual property acquired from third parties	€ 7,658,000
Impairment charges	0	0	0
Amortization	6,081,000	5,285,000	5,500,000
Future amortization expenses
2013	3,322,000
2014	2,624,000
2015	1,714,000
2016	1,533,000
2017	750,000
Thereafter
Amortization expenses	9,943,000
Intellectual property [Member]
Other intangible assets (Textual) [Abstract]
Intellectual property acquired from third parties	7,658,000
Amortization	800,000	4,000
In-process R&D [Member]
Other intangible assets (Textual) [Abstract]
Intellectual property acquired from third parties
Amortization	100,000
Cost of Sales [Member]
Other intangible assets (Textual) [Abstract]
Amortization	€ 6,000,000	€ 5,300,000	€ 5,500,000

Property, plant and equipment (Details) (EUR €)	12 Months Ended																							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Variable Interest Entity [Member]	Dec. 31, 2011 Variable Interest Entity [Member]	Dec. 31, 2003 Variable Interest Entity [Member] Shareholder	Dec. 31, 2012 Research and Development Expense [Member]	Dec. 31, 2011 Research and Development Expense [Member]	Dec. 31, 2010 Research and Development Expense [Member]	Dec. 31, 2012 Selling General and Administrative Expenses [Member]	Dec. 31, 2011 Selling General and Administrative Expenses [Member]	Dec. 31, 2010 Selling General and Administrative Expenses [Member]	Dec. 31, 2012 Cost of Sales [Member]	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2010 Cost of Sales [Member]	Dec. 31, 2011 Machinery and Equipment Furniture Fixtures and Other Equipment [Member]	Dec. 31, 2012 Land, buildings and constructions [Member]	Dec. 31, 2011 Land, buildings and constructions [Member]	Dec. 31, 2010 Land, buildings and constructions [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member] Property Subject to Evaluation and Operating Lease [Member]	Dec. 31, 2011 Machinery and equipment [Member] Property Subject to Evaluation and Operating Lease [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2011 Leasehold improvements [Member]	Dec. 31, 2012 Furniture fixtures and other equipment [Member]	Dec. 31, 2011 Furniture fixtures and other equipment [Member]
Cost
Beginning Balance	€ 2,057,803,000	€ 1,637,987,000															€ 742,141,000	€ 526,855,000		€ 764,023,000	€ 609,253,000			€ 206,660,000	€ 185,635,000	€ 344,979,000	€ 316,244,000
Additions	386,295,000	619,103,000															106,234,000	213,513,000		248,429,000	355,358,000			8,883,000	20,918,000	22,749,000	29,314,000
Disposals	(348,563,000)	(214,121,000)															(347,000)			(317,022,000)	(212,286,000)			(300,000)	(216,000)	(30,894,000)	(1,619,000)
Effect of changes in exchange rates	(6,116,000)	14,834,000															(995,000)	1,773,000		(4,671,000)	11,698,000			(391,000)	323,000	(59,000)	1,040,000
Ending Balance	2,089,419,000	2,057,803,000	1,637,987,000														847,033,000	742,141,000	526,855,000	690,759,000	764,023,000			214,852,000	206,660,000	336,775,000	344,979,000
Accumulated depreciation and impairment
Beginning Balance	1,004,193,000	892,656,000															155,877,000	127,509,000		401,800,000	358,026,000			145,775,000	129,741,000	300,741,000	277,380,000
Depreciation	179,253,000	158,033,000	144,600,000				15,300,000	24,900,000	16,700,000	16,300,000	15,400,000	19,200,000	147,700,000	117,700,000	108,700,000		31,598,000	27,362,000		110,571,000	99,968,000			13,416,000	13,128,000	23,668,000	17,575,000
Impairment charges	3,234,000	12,272,000	8,600,000				500,000	3,500,000	700,000	1,700,000	2,600,000	600,000	1,000,000	6,200,000	7,300,000	9,500,000	649,000		6,700,000	906,000	3,508,000				2,789,000	1,679,000	5,975,000
Disposals	(123,375,000)	(65,446,000)															(347,000)			(92,205,000)	(64,417,000)			(248,000)	(41,000)	(30,575,000)	(988,000)
Effect of changes in exchange rates	(3,809,000)	6,678,000															(505,000)	1,006,000		(3,090,000)	4,715,000			(165,000)	158,000	(49,000)	799,000
Ending Balance	1,059,496,000	1,004,193,000	892,656,000														187,272,000	155,877,000	127,509,000	417,982,000	401,800,000			158,778,000	145,775,000	295,464,000	300,741,000
Carrying amount
Carrying amount	1,029,923,000	1,053,610,000															659,761,000	586,264,000		272,777,000	362,223,000	82,200,000	201,400,000	56,074,000	60,885,000	41,311,000	44,238,000
Property, plant and equipment (Textual) [Abstract]
Assets under construction in carrying amount																	5,500,000	165,000,000		21,800,000	16,600,000			1,000,000	1,300,000	9,300,000	8,000,000
Land	60,700,000	51,100,000
Additions related to non-cash transfers from inventory	204,800,000	300,500,000	214,100,000
Other non cash movements	9,600,000	17,700,000
Disposal related to non-cash transfers to inventory	222,900,000	145,300,000	110,400,000
Impairment charges	3,234,000	12,272,000	8,600,000				500,000	3,500,000	700,000	1,700,000	2,600,000	600,000	1,000,000	6,200,000	7,300,000	9,500,000	649,000		6,700,000	906,000	3,508,000				2,789,000	1,679,000	5,975,000
Depreciation	179,253,000	158,033,000	144,600,000				15,300,000	24,900,000	16,700,000	16,300,000	15,400,000	19,200,000	147,700,000	117,700,000	108,700,000		31,598,000	27,362,000		110,571,000	99,968,000			13,416,000	13,128,000	23,668,000	17,575,000
Estimated fair value of assets, value used to determine amount of impairment charge	100,000															1,900,000			400,000							100,000
Carrying amount	1,029,923,000	1,053,610,000															659,761,000	586,264,000		272,777,000	362,223,000	82,200,000	201,400,000	56,074,000	60,885,000	41,311,000	44,238,000
Lease period of property relating to the variable interest entity						15 years
Lessor's shareholders equity relating to the variable interest entity						1,900,000
Loans per shareholder relating to the variable interest entity						11,600,000
Loan from bank relating to the variable interest entity						12,300,000
Subordinated loan by ASML to parent of the lessor relating to the variable interest entity						5,400,000
Exercise price of purchase option relating to the variable interest entity at end of lease						24,500,000
Expiration date of purchase option relating to the variable interest entity						2018
Total assets of the lessor relating to the variable interest entity at inception of the lease						54.5
Use of buildings relating to the variable interest entity						15 years
VIE carrying amount				32.4	33.8
Number of shareholders that have granted a loan relating to the variable interest entity						3
Total amount of granted loan relating to the variable interest entity						€ 47,100,000

Accrued and other liabilities (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011 Shipments of new technology [Member] System	Dec. 31, 2012 Shipments of new technology [Member]	Dec. 31, 2010 Shipments of new technology [Member]	Dec. 31, 2012 Extended and enhanced (optic) warranty contracts [Member]	Dec. 31, 2011 Extended and enhanced (optic) warranty contracts [Member]	Dec. 31, 2012 Installation Service [Member]	Dec. 31, 2011 Installation Service [Member]	Dec. 31, 2012 Training Service [Member]	Dec. 31, 2011 Training Service [Member]
Accrued and other liabilities
Deferred revenue	€ 739,136		€ 816,045		€ 48,600	€ 0	€ 38,500	€ 242,200	€ 280,100	€ 4,000	€ 1,800	€ 12,400	€ 11,900
Costs to be paid	278,066		260,651
Down payments from customers	1,033,768		1,057,046
Personnel related items	200,670		212,059
Derivative financial instruments	10,893		40,359
Standard warranty reserve	21,626		43,273
Other	1,352		2,313
Accrued and other liabilities	2,285,511		2,431,746
Non-current portion of accrued and other liabilities	405,141	[1]	663,099	[1]
Current portion of accrued and other liabilities	1,880,370		1,768,647
Changes in standard warranty reserve
Balance, January 1	43,273		37,965
Additions of the year	35,735		61,279
Utilization of the reserve	(33,746)		(26,968)
Release of the reserve	(22,733)		(29,415)
Effect of exchange rates	(903)		412
Standard warranty reserve	21,626		43,273
Accrued and other liabilities (Textual) [Abstract]
Number of system shipment					1
Deferred revenue	€ 739,136		€ 816,045		€ 48,600	€ 0	€ 38,500	€ 242,200	€ 280,100	€ 4,000	€ 1,800	€ 12,400	€ 11,900

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

Provisions (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provisions
Current portion of provision for lease contract termination costs	€ 2,280	€ 2,326
Non-current portion of provisions for lease contract termination costs	7,974	10,012
Lease contract termination costs [Member]
Provisions
Provision for lease contract termination costs, Beginning Balance	12,338	14,061
Utilization of the provision	(2,545)	(2,452)
Unwinding of discount	628	421
Effect of exchange rates	(167)	308
Provision for lease contract termination costs, Ending Balance	10,254	12,338
Current portion of provision for lease contract termination costs	2,280	2,326
Non-current portion of provisions for lease contract termination costs	€ 7,974	€ 10,012

Long-term debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-term debt
Eurobond, carrying amount	€ 710,095		€ 695,618
Loan headquarter building	32,366	[1]	33,795	[1]
Other	17,029		6,955
Long-term debt	759,490		736,368
Less: current portion of long-term debt	3,610		2,587
Non-current portion of long-term debt	€ 755,880		€ 733,781

[1]	This loan relates to our Variable Interest Entity, see Note 11.

Long-term debt (Details 1) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal repayments and other borrowing arrangements
Long-term debt	€ 759,490	€ 736,368
Less: current portion of long-term debt	3,610	2,587
Non-current portion of long-term debt	755,880	733,781
Long-term Debt [Member]
Principal repayments and other borrowing arrangements
2013	3,610
2014	3,535
2015	3,535
2016	3,535
2017	603,535
Thereafter	31,644
Long-term debt	649,394
Less: current portion of long-term debt	3,610
Non-current portion of long-term debt	€ 645,784

Long-term debt (Details 2) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2007
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	€ 600,000		€ 600,000
Carrying amount	710,095	695,618
5.75 percent Eurobond [Member]
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	600,000	600,000
Fair value interest rate swaps	110,095	95,618
Carrying amount	€ 710,095	€ 695,618

Long-term debt (Details 3) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2007
Estimated fair value of Eurobond
Principal amount	€ 600,000				€ 600,000
Carrying amount	710,095		695,618
5.75 percent Eurobond [Member]
Estimated fair value of Eurobond
Principal amount	600,000		600,000
Carrying amount	710,095		695,618
Fair Value	€ 700,644	[1]	€ 640,500	[1]

[1]	Source: Bloomberg Finance LP

Long-term debt (Details Textual) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2007
Long-term debt (Textual) [Abstract]
Principal amount	€ 600	€ 600
Payment date of Eurobond interest	June 13
Due date of redemption Eurobond	Jun 13, 2017
Redemption price of notes	100.00%
Year of maturity	2017
Interest rate principal amount of Eurobond	5.75%

Lines of credit (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Available credit facility	€ 500	€ 500
Line of credit (Textual) [Abstract]
Revolving credit facility maturity year	2015
Minimum committed capital to net total assets ratio to be maintained Under Credit Facility	40.00%
Committed capital to net assets ratio under Credit facility	85.80%	87.70%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	500
Interest rate description	will bear interest at EURIBOR or LIBOR plus a margin that depends on our liquidity position
Amount outstanding under credit facility	€ 0	€ 0

Commitments, contingencies and guarantees (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Contractual Obligations
Contractual obligations	€ 2,633,943,000
1 year	1,631,981,000
2 year	150,214,000
3 year	59,794,000
4 year	53,223,000
5 year	661,962,000
After 5 years	76,769,000
Purchase options
Purchase options	22,982,000
1 year
2 years	8,999,000
3 years
4 years	13,983,000
5 years
After 5 years
Commitments, contingencies and guarantees (Textual) [Abstract]
Expense on operating lease payments	41,600,000		40,600,000	37,900,000
Long-term Debt [Member]
Contractual Obligations
Contractual obligations	831,194,000	[1]
1 year	39,801,000	[1]
2 year	39,726,000	[1]
3 year	39,726,000	[1]
4 year	39,726,000	[1]
5 year	639,726,000	[1]
After 5 years	32,489,000	[1]
Operating lease obligations [Member]
Contractual Obligations
Contractual obligations	98,827,000
1 year	32,195,000
2 year	22,267,000
3 year	17,192,000
4 year	13,465,000
5 year	5,265,000
After 5 years	8,443,000
Purchase obligations [Member]
Contractual Obligations
Contractual obligations	1,643,955,000
1 year	1,557,021,000
2 year	84,012,000
3 year	2,876,000
4 year	32,000
5 year	14,000
After 5 years
Unrecognized tax benefits [Member]
Contractual Obligations
Contractual obligations	59,967,000
1 year	2,964,000
2 year	4,209,000
3 year
4 year
5 year	16,957,000
After 5 years	€ 35,837,000

[1]	See Note 14 for the amounts excluding interest expenses.

Employee benefits (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bonus plan expenses
Bonus expenses	€ 16,474	€ 15,557	€ 12,489

Employee benefits (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bonus expenses under performance-related bonus plan
Bonus expenses	€ 14,588	€ 13,131	€ 9,694

Employee benefits (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assumptions of fair value of the Company's stock options
Weighted average share price (in EUR)	€ 40.3		€ 28		€ 24.1
Volatility (in percentage)	25.60%		37.80%		36.40%
Expected life (in years)	5 years	[1]	4 years 9 months 18 days	[1]	4 years 7 months 6 days
Risk free interest rate	2.10%		2.90%		2.50%
Expected dividend yield (in EUR)	€ 1.45		€ 1.25		€ 1.06
Forfeiture rate		[1]		[1]		[1]

[1]	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.

Employee benefits (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2010 USD [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2010 Euro [Member] EUR (€)
Stock options
Weighted average fair value of stock options granted	$ 11.87	$ 10.42	$ 11.1	€ 8.97	€ 8.28	€ 8.22
Weighted average share price at the exercise date of stock options	$ 50.88	$ 41.94	$ 33.79	€ 40.45	€ 29.39	€ 25.77
Aggregate intrinsic value of stock options exercised	$ 12,684	$ 11,323	$ 13,669	€ 71,331	€ 30,204	€ 22,720
Aggregate remaining contractual term of currently exercisable options (years)	3 years 2 months 1 day	1 year 9 months 18 days	2 years 7 months 2 days	3 years 7 months 2 days	2 years 29 days	2 years 10 months 10 days
Aggregate intrinsic value of exercisable stock options	21,882	20,492	25,780	34,438	39,384	54,109
Aggregate intrinsic value of outstanding stock options	$ 22,433	$ 20,791	$ 28,024	€ 35,671	€ 45,141	€ 65,240

Employee benefits (Details 4)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 USD [Member]	Dec. 31, 2012 Euro [Member]
Stock option transactions
Outstanding options, Beginning Balance			1,792,305	5,133,659
Outstanding, Weighted average exercise price, Beginning Balance	$ 34.01	€ 24.48
Granted			11,041	32,240
Granted, Weighted average exercise price	$ 51.79	€ 39.52
Exercised			(362,071)	(2,928,641)
Exercised, Weighted average exercise price	$ 15.87	€ 16.07
Forfeited			(350)	(5,530)
Forfeited, Weighted average exercise price	$ 33.75	€ 18.22
Expired			(946,089)	(1,103,566)
Expired, Weighted average exercise price	$ 48.98	€ 55.45
Outstanding options, Ending Balance			494,836	1,128,162
Outstanding, Weighted average exercise price, Ending Balance	$ 19.06	€ 16.38
Exercisable			472,586	1,060,262
Exercisable, Weighted average exercise price	$ 18.09	€ 15.52

Employee benefits (Details 5)	12 Months Ended
	Dec. 31, 2012 USD [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2012 Price Range One [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range One [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Two [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Two [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Three [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Three [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Four [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Four [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Five [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Five [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Six [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Six [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Seven [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Seven [Member] Euro [Member] EUR (€)
Outstanding stock options
Range of exercise prices, minimum			$ 0	€ 0	$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50
Range of exercise prices, maximum			$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50	$ 60	€ 60
Exercise Price Range, Number of Outstanding Options	494,836	1,128,162	55,260		230,215	602,473	5,424	292,093	101,697	176,120	90,116	30,422	2,077	27,054	10,047
Weighted average remaining contractual life (years)	3 years 4 months 28 days	3 years 10 months 21 days	2 years 9 months	0 years	1 year 7 months 21 days	3 years	5 years 9 months 18 days	3 years 10 months 28 days	4 years 5 months 27 days	5 years 2 months 5 days	6 years 1 month 28 days	8 years 9 months 7 days	8 years 7 months 28 days	9 years 9 months 15 days	9 years 8 months 12 days	0 years

Employee benefits (Details 6) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2010 USD [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2010 Euro [Member] EUR (€)
Summary of share plans
Total fair value at vesting date of shares vested during the year (in thousands)	$ 5,392	$ 1,956	$ 8,856	€ 16,179	€ 9,155	€ 6,165
Weighted average fair value of shares granted	$ 47.71	$ 39	$ 31.66	€ 36.15	€ 28.09	€ 23.51

Employee benefits (Details 7)	12 Months Ended
	Dec. 31, 2012 USD denominated [Member] USD ($)	Dec. 31, 2011 USD denominated [Member] USD ($)	Dec. 31, 2010 USD denominated [Member] USD ($)	Dec. 31, 2012 EUR denominated [Member] EUR (€)	Dec. 31, 2011 EUR denominated [Member] EUR (€)	Dec. 31, 2010 EUR denominated [Member] EUR (€)
Share plan
Conditionally outstanding shares, Beginning balance	264,891			1,479,297
Conditionally outstanding shares, Weighted average grant date fair value, Beginning balance	$ 32.35			€ 24.19
Granted	110,465			678,505
Granted, Weighted average grant date fair value	$ 47.71	$ 39	$ 31.66	€ 36.15	€ 28.09	€ 23.51
Vested/Issued	(106,500)			(421,902)
Vested/Issued, Weighted average grant date fair value	$ 31.05			€ 20.88
Forfeited	(19,762)			(42,290)
Forfeited, Weighted average grant date fair value	$ 37.55			€ 19.91
Conditionally outstanding shares, Ending balance	249,094	264,891		1,693,610	1,479,297
Conditionally outstanding shares, Weighted average grant date fair value, Ending balance	$ 40.71	$ 32.35		€ 29.92	€ 24.19

Employee benefits (Details 8) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension costs
Pension plan based on multi-employer union plan	€ 34,525	€ 31,819	€ 29,643
Pension plans based on defined contribution	15,773	14,128	10,950
Pension and retirement expenses	€ 50,298	€ 45,947	€ 40,593

Employee benefits (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2012 Person Company SharePlan OptionPlan Y		Dec. 31, 2011		Dec. 31, 2010
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Vesting period of granted shares options	3 years
Employee Benefits Bonus Plan (Textual) [Abstract]
Profit sharing amount	€ 64,500,000		€ 64,000,000		€ 52,200,000
Individual variable pay and sales reward	24,400,000		23,200,000		23,100,000
Sales reward	2,600,000
Recognized expense associated with share-based payments	18,714,000		12,430,000		12,109,000
Tax benefit recognized related to Recognized expenses	900,000		500,000		1,000,000
Total compensation expenses related to non-vested awards to be recognized in future periods	30,400,000		23,300,000		16,700,000
Number of stock option plans	5
Number of share plans	6
Weighted average period for non-vested awards to be recognized in future in years	2 years		1 year 10 months 24 days		2 years
Company's liability under deferred compensation plans	11,800,000		10,200,000
Number of Dutch payroll employees in multi-employer union plan	4,778
Number of companies which are covered by Multi Employer Plan	1,220
Number of Contributing Members in Multi-Employer Plan	150,000
Contribution to the multi-employer union plan	less than 5.0% of the total contribution to the plan
Multi employer plan coverage ratio	93.90%		90.00%
Pension premium percentage	24.00%
Multi employer plan, asset to obligation coverage ratio minimum	104.25%
Impact in % for ASML pension premium	24.00%
Forfeiture rate		[1]		[1]		[1]
The number of years after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election	3
Maximum [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Service condition, period	4 years
Minimum [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Service condition, period	3 years
Management [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
STI (Cash)	1,800,000		1,700,000		1,600,000
Bonus expenses in relation to the Brion retention bonus plan	100,000		700,000		1,200,000
Seniority Level One [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	40.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Seniority Level Two [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	70.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Employee plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Profit sharing bonus, higher range	20.00%
Profit sharing bonus, lower range	0.00%
Profit sharing percentage	18.00%		20.00%		18.00%
Other Plans [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Compensation expenses	€ 0		€ 0		€ 0
Employee Stock Option Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Vesting period of granted shares options	3 years
Expiration period of unexercised stock options	10 years
Employee Purchase Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Maximum percentage of gross base salary for which an employee can participate in stock option and share plan	10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)	12 months
Percentage of bonus on net invested amount after minimum period for retaining the shares or stock options	20.00%

[1]	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.

Legal contingencies (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Legal contingencies (Textual) [Abstract]
Litigation charges	€ 0	€ 0	€ 1.5

Income taxes (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
The components of (provision for) benefit from income taxes
Current tax	€ (79,255)	€ (129,127)		€ (180,613)
Deferred tax	74,993	(52,548)		(40,090)
Provision for income taxes	€ (4,262)	€ (181,675)	[1]	€ (220,703)

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.

Income taxes (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate
Income before income taxes	€ 1,150,578		€ 1,648,635	[1]	€ 1,242,523
Income before income taxes (in percentage)	100.00%		100.00%		100.00%
Income tax (provision) benefit based on the Company's domestic rate	(287,644)		(412,159)		(316,843)
Income tax (provision) benefit based on the Company's domestic rate (in percentage)	25.00%		25.00%		25.50%
Effects of tax rates in foreign jurisdictions	9,786		20,663		15,878
Effects of tax rates in foreign jurisdictions (in percentage)	(0.90%)		(1.30%)		(1.30%)
Adjustments in respect of tax exempt income	23,532		19,134		19,987
Adjustments in respect of tax exempt income (in percentage)	(2.00%)		(1.20%)		(1.60%)
Adjustments in respect of changes in the applicable tax rate		[2]			(569)	[2]
Adjustments in respect of changes in the applicable tax rate (in percentage)					0.10%	[2]
Adjustments in respect of tax incentives	143,160		180,096		66,881
Adjustment in respect of tax incentives (in percentage)	(12.40%)		(10.90%)		(5.40%)
Adjustment in respect of prior years' current taxes	18,275		9,097		25,648
Adjustment in respect of prior years' current taxes (in percentage)	(1.60%)		(0.60%)		(2.10%)
Movements in the liability for unrecognized tax benefits	95,465		6,634		(28,796)
Movements in the liability for unrecognized tax benefits (in percentage)	(8.30%)		(0.40%)		2.30%
Other credits and non-taxable items	(6,836)		(5,140)		(2,889)
Other credits and non-taxable items (in percentage)	0.60%		0.40%		0.30%
Provision for income taxes	€ (4,262)		€ (181,675)	[1]	€ (220,703)
Provision for income taxes (in percentage)	0.40%		11.00%		17.80%

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[2]	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.

Income taxes (Details 2) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income taxes recognized directly in equity (including other comprehensive income)
Derivative financial instruments	€ (1,066)	[1]	€ 6,257	[1]	€ 8,262	[1]
Tax (benefit) deficit from share-based payments	(2,116)		11		(106)
Total income tax recognized in shareholders' equity	€ (3,182)		€ 6,268		€ 8,156

[1]	Recognized directly in Other Comprehensive Income.

Income taxes (Details 3) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The deferred tax position and liability for unrecognized tax benefits recorded on the consolidated balance sheets
Liability for unrecognized tax benefits	€ (59,967)	€ (155,432)	€ (162,066)
Deferred tax position	114,527	137,946	193,587
Total	€ 54,560	€ (17,486)

Income taxes (Details 4) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits
Beginning Balance	€ 155,432	€ 162,066
Gross increases - tax positions in prior period	4,297	11,121
Gross decreases - tax positions in prior period	(92,521)	(24,566)
Gross increases - tax positions in current period	3,255	21,258
Settlements		(10,403)
Lapse of statute of limitations	(10,496)	(4,044)
Ending Balance	€ 59,967	€ 155,432

Income taxes (Details 5) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
The changes in deferred income tax assets and liabilities
Beginning Balance	€ 137,946	€ 193,587
Consolidated statements of operations	(20,242)	(59,539)
Effect of changes in exchange rates	(3,177)	3,898
Ending Balance	€ 114,527	€ 137,946

Income taxes (Details 6) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax position
Deferred tax assets - current	€ 103,695	€ 120,720
Deferred tax assets - non-current	39,443	38,735
Total deferred tax assets	143,138	159,455	205,437
Deferred tax liabilities - current	(271)	(214)
Deferred tax liabilities - non-current	(28,340)	(21,295)
Total deferred tax liabilities	(28,611)	(21,509)	(11,850)
Total	€ 114,527	€ 137,946	€ 193,587

Income taxes (Details 7) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deferred tax assets Composition of temporary differences
Capitalized research and development expenditures	€ 27,403		€ 34,374		€ 27,239
Inventories	28,167		35,820		71,124
Deferred revenue	20,572		23,892		10,890
Provisions	21,528		14,515		21,828
Installation and warranty reserve	7,151		8,772		8,092
Tax effect carry-forward losses	5,557		7,735		27,756
Fixed assets	7,798		6,495		4,386
Restructuring and impairment	4,336		5,146		6,074
Alternative minimum tax credits	5,227	[1]	5,028	[1]	4,658	[1]
Bilateral advance pricing agreement	148	[2]	1,426	[2]	7,993	[2]
Share-based payments	1,433		950		1,678
Other temporary differences	13,818		15,302		13,719
Changes in deferred tax assets in Consolidated statements of operations	(13,002)		(50,160)
Changes in deferred tax assets in foreign exchange	(3,315)		4,178
Total deferred tax assets	143,138		159,455		205,437
Deferred tax liabilities Composition of temporary differences
Fixed assets	(25,890)		(19,108)		(9,661)
Borrowing costs	(1,958)		(1,554)		(1,231)
Other temporary differences	(763)		(847)		(958)
Changes in deferred tax liability in Consolidated statements of operations	(7,240)		(9,379)
Changes in deferred tax liability in foreign exchange	138		(280)
Total deferred tax liabilities	(28,611)		(21,509)		(11,850)
Capitalized research and development expenditures [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(6,465)		5,501
Changes in deferred tax assets in foreign exchange	(506)		1,634
Inventories [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(7,351)		(35,813)
Changes in deferred tax assets in foreign exchange	(302)		509
Deferred revenue [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(3,083)		11,746
Changes in deferred tax assets in foreign exchange	(237)		1,256
Provisions [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	7,296		(7,463)
Changes in deferred tax assets in foreign exchange	(283)		150
Installation and warranty reserve [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(1,508)		98
Changes in deferred tax assets in foreign exchange	(113)		582
Tax effect carry-forward losses [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(2,219)		(18,695)
Changes in deferred tax assets in foreign exchange	41		(1,326)
Fixed assets [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	1,454		1,872
Changes in deferred tax assets in foreign exchange	(151)		237
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated statements of operations	(6,965)		(9,175)
Changes in deferred tax liability in foreign exchange	183		(272)
Restructuring and impairment [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(733)		(1,063)
Changes in deferred tax assets in foreign exchange	(77)		135
AMT Credits [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	229	[1]	112	[1]
Changes in deferred tax assets in foreign exchange	(30)	[1]	258	[1]
Bilateral advance pricing agreement [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	(1,278)	[2]	(6,583)	[2]
Changes in deferred tax assets in foreign exchange		[2]	16	[2]
Share-based payments [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	516		(808)
Changes in deferred tax assets in foreign exchange	(33)		80
Other temporary differences [Member]
Deferred tax assets Composition of temporary differences
Changes in deferred tax assets in Consolidated statements of operations	140		936
Changes in deferred tax assets in foreign exchange	(1,624)		647
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated statements of operations	129		119
Changes in deferred tax liability in foreign exchange	(45)		(8)
Borrowing costs [Member]
Deferred tax liabilities Composition of temporary differences
Changes in deferred tax liability in Consolidated statements of operations	(404)		(323)
Changes in deferred tax liability in foreign exchange

[1]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
[2]	The Bilateral advance pricing agreement relates to intellectual property which is capitalized from a tax perspective resulting in a temporary difference.

Income taxes (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.00%	25.50%
Income tax adjustment with respect to prior year taxes	€ (18,275,000)	€ (9,097,000)	€ (25,648,000)
Tax benefit recognized	95,465,000	6,634,000	(28,796,000)
Tax benefit recognized, percentage	(8.30%)	(0.40%)	2.30%
Tax audits in different jurisdictions	92,521,000	24,566,000
Liability for unrecognized tax benefits	59,967,000	155,432,000	162,066,000
The amount of loss carry forward, tax effect	5,557,000	7,735,000	27,756,000
Dutch Statutory Tax Rate [Member]
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.00%	25.50%
Adjustments In Respect of Prior Years Current Taxes [Member]
Income Taxes (Textual) [Abstract]
Income tax adjustment with respect to prior year taxes	18,300,000		25,600,000
Percentage of income from operations adjustments in respect to prior year taxes	1.60%		2.10%
Income tax adjustment with respect to prior year taxes due to innovation box			37,500,000
Percentage of income from operations adjustments in respect to prior year taxes due to innovation box			3.00%
United States Federal Tax Laws [Member]
Income Taxes (Textual) [Abstract]
Total amount of loss carry forward, tax basis	503,700,000
The amount of loss carry forward, tax effect	5,600,000
Liability For Unrecognized Tax Benefits [Member]
Income Taxes (Textual) [Abstract]
Period of uncertainty in payment of cash of unrecognized tax benefit		within one year
Period of not expected payment of unrecognized tax benefits Non current		within one year
Liability for unrecognized tax benefits	60,000,000	155,400,000
Accrued interest and penalties recorded in the consolidated balance sheets	21,400,000	24,500,000
Accrued interest and penalties recorded in the consolidated statements of operations	3,100,000	9,300,000	5,300,000
Unrecognized tax benefits that would impact effective tax rate	€ 3,000,000
Period of estimated changes to the liability for unrecognized tax benefits	next twelve months
Tax Effect Carry Forward Losses [Member]
Income Taxes (Textual) [Abstract]
Period of offsetting net operating losses	20 years
Minimum offsetting period allowed by United States	5 years
Maximum offsetting period allowed by United States	20 years

Segment Disclosure (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Net Sales for new and used systems
Net system sales	€ 3,801,632	€ 4,883,913	[1]	€ 3,894,742
New Systems [Member]
Net Sales for new and used systems
Net system sales	3,620,260	4,780,720		3,704,290
Used Systems [Member]
Net Sales for new and used systems
Net system sales	€ 181,372	€ 103,193		€ 190,452

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.

Segment Disclosure (Details 1) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Net sales and identifiable assets by geographic region
Identifiable assets	€ 7,251,367,000	€ 7,106,405,000		€ 6,025,421,000
Total net sales	4,731,555,000	5,651,035,000	[1]	4,507,938,000
Segment Disclosure (Textual) [Abstract]
Net system sales	3,801,632,000	4,883,913,000	[1]	3,894,742,000
Percentage of decrease in net system sales	22.20%
Decrease of net system sales	1,082,300,000
Sales to the largest customer	1,236,100,000	1,311,700,000		1,270,800,000
Net sales revenue from largest customer based on net sales as percentage	26.10%	23.20%		28.20%
Accounts receivables and finance receivables of three largest customers based on net sales	58.90%	35.50%		36.90%
Japan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	292,309,000	405,595,000		396,748,000
Identifiable assets	128,750,000	414,264,000		345,160,000
Korea [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,276,304,000	1,318,777,000		1,396,028,000
Identifiable assets	85,022,000	56,765,000		31,859,000
Singapore [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	98,554,000	436,308,000		215,357,000
Identifiable assets	15,696,000	14,179,000		17,189,000
Taiwan [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,479,768,000	1,146,601,000		1,380,400,000
Identifiable assets	138,010,000	87,833,000		77,125,000
Rest of Asia [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	197,262,000	450,796,000		239,914,000
Identifiable assets	999,392,000	817,496,000		1,749,879,000
Europe [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	256,192,000	505,129,000		203,548,000
Identifiable assets	5,412,758,000	5,207,509,000		3,382,117,000
United States [Member]
Net sales and identifiable assets by geographic region
Net sales from foreign countries	1,131,166,000	1,387,829,000		675,943,000
Identifiable assets	€ 471,739,000	€ 508,359,000		€ 422,092,000

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.

Board of Management and Supervisory Board Remuneration (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
E. Meurice [Member]
Remuneration of the individual members of the Board of Management
Base Salary	€ 818,000		€ 787,000		€ 757,000
STI (Cash)	613,500	[1]	586,709	[1]	566,236	[1]
Option awards		[2]			42,648	[2]
LTI (Share awards)	2,079,601	[3],[4]	1,413,218	[3],[5]	935,617	[3],[6]
Total	3,511,101	[7]	2,786,927	[7]	2,301,501	[7]
Pension cost	167,427	[8]	140,113	[8]	136,697	[8]
Compensation pension premium		[9]	88,050	[9]
Other benefits and expense reimbursement	127,116	[10]	136,765	[10]	132,630	[10]
P.T.F.M. Wennink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	508,000		488,000		469,000
STI (Cash)	304,800	[1]	291,043	[1]	280,650	[1]
Option awards		[2]			26,401	[2]
LTI (Share awards)	1,289,415	[3],[4]	875,493	[3],[5]	579,321	[3],[6]
Total	2,102,215	[7]	1,654,536	[7]	1,355,372	[7]
Pension cost	79,190	[8]	85,994	[8]	84,229	[8]
Compensation pension premium		[9]	94,455	[9]
Other benefits and expense reimbursement	46,275	[10]	44,669	[10]	43,627	[10]
M.A. van den Brink [Member]
Remuneration of the individual members of the Board of Management
Base Salary	538,000		517,000		497,000
STI (Cash)	322,800	[1]	308,339	[1]	297,405	[1]
Option awards		[2]			28,025	[2]
LTI (Share awards)	1,366,039	[3],[4]	927,912	[3],[5]	617,004	[3],[6]
Total	2,226,839	[7]	1,753,251	[7]	1,439,434	[7]
Pension cost	83,990	[8]	91,243	[8]	90,388	[8]
Compensation pension premium		[9]	181,826	[9]
Other benefits and expense reimbursement	47,540	[10]	45,502	[10]	44,817	[10]
F.J. van Hout [Member]
Remuneration of the individual members of the Board of Management
Base Salary	445,000		428,000		412,000
STI (Cash)	267,000	[1]	255,259	[1]	246,541	[1]
Option awards		[2]			23,209	[2]
LTI (Share awards)	1,131,676	[3],[4]	832,201	[3]	471,700	[3]
Total	1,843,676	[7]	1,515,460	[7]	1,153,450	[7]
Pension cost	69,110	[8]	75,134	[8]	65,300	[8]
Compensation pension premium		[9]	9,735	[9]
Other benefits and expense reimbursement	37,313	[10]	35,190	[10]	34,549	[10]
F.J.M. Schneider Maunoury [Member]
Remuneration of the individual members of the Board of Management
Base Salary	433,000		416,000		400,000
STI (Cash)	259,800	[1]	248,102	[1]	239,360	[1]
Option awards		[2]
LTI (Share awards)	1,144,137	[3]	676,945	[3]	326,947	[3]
Total	1,836,937	[7]	1,341,047	[7]	966,307	[7]
Pension cost	67,190	[8]	56,475	[8]	55,011	[8]
Compensation pension premium		[9]	4,290	[9]
Other benefits and expense reimbursement	€ 28,889	[10]	€ 28,313	[10]	€ 34,788	[10]

[1]	Actual short-term incentives ("STI") (cash) chargeable to us in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year).
[2]	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period. The use of performance stock options in the short term incentive plan was withdrawn as of 2010. The last performance option awards were granted in 2009 and became unconditional in 2010.
[3]	The remuneration reported as part of the long-term incentives ("LTI") (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2012 include costs of the Board of Management's performance share plan 2012, 2011 and 2010. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations in the financial year in which the share awards vest.
[4]	The remuneration reported as part of the LTI (share awards) for the year 2012 includes an adjustment for the Board of Management performance share plan 2009 based on the actual number of share awards vested in 2012. The adjustment for Mr. Meurice, Mr. Wennink, Mr. van den Brink and Mr. van Hout amounts to EUR -106,266, EUR -65,785, EUR -69,831 and EUR -57,838, respectively.
[5]	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
[6]	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
[7]	This total reflects base salary, STI (cash), option awards and LTI (share awards).
[8]	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, we do not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4.0 percent of the pension base.
[9]	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
[10]	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.

Board of Management and Supervisory Board Remuneration (Details 1) (EUR €)	12 Months Ended
Dec. 31, 2012
E. Meurice [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	23,270
Exercised during 2012	23,270
Share price on exercise date	€ 35.12
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 11.53
Expiration date	Jan 19, 2015
E. Meurice [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	88,371
Exercised during 2012	88,371
Share price on exercise date	€ 36.7
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 17.9
Expiration date	Jan 18, 2016
E. Meurice [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	95,146
Exercised during 2012	95,146
Share price on exercise date	€ 43.89
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 20.39
Expiration date	Jan 17, 2017
E. Meurice [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	42,448
Exercised during 2012	42,448
Share price on exercise date	€ 36.67
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 17.2
Expiration date	Feb 4, 2018
E. Meurice [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	84,895
Exercised during 2012	84,895
Share price on exercise date	€ 34.93
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	31,500
Exercised during 2012
Share price on exercise date
Vested during 2012
Expired during 2012	31,500
Outstanding options, Ending Balance
Exercise price	€ 58
Expiration date	Jan 20, 2012
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	52,554
Exercised during 2012	52,554
Share price on exercise date	€ 33.6
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
M.A. van den Brink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	31,500
Exercised during 2012
Share price on exercise date
Vested during 2012
Expired during 2012	31,500
Outstanding options, Ending Balance
Exercise price	€ 58
Expiration date	Jan 20, 2012
M.A. van den Brink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	27,894
Exercised during 2012	27,894
Share price on exercise date	€ 34.38
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 17.2
Expiration date	Feb 4, 2018
M.A. van den Brink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	55,788
Exercised during 2012	55,788
Share price on exercise date	€ 33.6
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
F.J. van Hout [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance	46,201
Exercised during 2012	46,201
Share price on exercise date	€ 33.6
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price	€ 12.39
Expiration date	Feb 2, 2019
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Outstanding options, Beginning Balance
Exercised during 2012
Share price on exercise date
Vested during 2012
Expired during 2012
Outstanding options, Ending Balance
Exercise price
Expiration date	NaN, NaN

Board of Management and Supervisory Board Remuneration (Details 2) (Board of management stock option Plan [Member], EUR €)	12 Months Ended
Dec. 31, 2012
E. Meurice [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	73,570
Fair value at grant date	€ 37.33
Vesting date	Apr 18, 2015
Number of shares at vesting date
End of lock-up date	Apr 18, 2017
E. Meurice [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 28.29
Vesting date	Apr 13, 2014
Number of shares at vesting date
End of lock-up date	Apr 13, 2016
E. Meurice [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	88,732
Fair value at grant date	€ 22.93
Vesting date	Feb 1, 2013
Number of shares at vesting date
End of lock-up date	Feb 1, 2015
E. Meurice [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 13.05
Vesting date	Feb 2, 2012
Number of shares at vesting date	48,859	[1]
End of lock-up date	Feb 2, 2014
E. Meurice [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	57,002
Fair value at grant date	€ 18.18
Vesting date	Feb 4, 2011
Number of shares at vesting date	48,859	[1]
End of lock-up date	Feb 4, 2013
E. Meurice [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	Yes
Number of shares at grant date	66,338
Fair value at grant date	€ 20.39
Vesting date	Jan 17, 2010
Number of shares at vesting date	51,807
End of lock-up date	Jan 17, 2012
P.T.F.M. Wennink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	45,689
Fair value at grant date	€ 37.33
Vesting date	Apr 18, 2015
Number of shares at vesting date
End of lock-up date	Apr 18, 2017
P.T.F.M. Wennink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 28.29
Vesting date	Apr 13, 2014
Number of shares at vesting date
End of lock-up date	Apr 13, 2016
P.T.F.M. Wennink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	54,974
Fair value at grant date	€ 22.93
Vesting date	Feb 1, 2013
Number of shares at vesting date
End of lock-up date	Feb 1, 2015
P.T.F.M. Wennink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 13.05
Vesting date	Feb 2, 2012
Number of shares at vesting date	30,246	[1]
End of lock-up date	Feb 2, 2014
P.T.F.M. Wennink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	35,287
Fair value at grant date	€ 18.18
Vesting date	Feb 4, 2011
Number of shares at vesting date	30,246	[1]
End of lock-up date	Feb 4, 2013
P.T.F.M. Wennink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	Yes
Number of shares at grant date	41,111
Fair value at grant date	€ 20.39
Vesting date	Jan 17, 2010
Number of shares at vesting date	32,106
End of lock-up date	Jan 17, 2012
M.A. van den Brink [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	48,387
Fair value at grant date	€ 37.33
Vesting date	Apr 18, 2015
Number of shares at vesting date
End of lock-up date	Apr 18, 2017
M.A. van den Brink [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 28.29
Vesting date	Apr 13, 2014
Number of shares at vesting date
End of lock-up date	Apr 13, 2016
M.A. van den Brink [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	58,256
Fair value at grant date	€ 22.93
Vesting date	Feb 1, 2013
Number of shares at vesting date
End of lock-up date	Feb 1, 2015
M.A. van den Brink [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 13.05
Vesting date	Feb 2, 2012
Number of shares at vesting date	32,107	[1]
End of lock-up date	Feb 2, 2014
M.A. van den Brink [Member] | Performance Shares Four [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 4, 2008
Status	Unconditional
Full control	No
Number of shares at grant date	37,458
Fair value at grant date	€ 18.18
Vesting date	Feb 4, 2011
Number of shares at vesting date	32,107	[1]
End of lock-up date	Feb 4, 2013
M.A. van den Brink [Member] | Performance Shares Five [Member]
Performance shares granted to members of the Board of Management
Grant Date	Jan 17, 2007
Status	Unconditional
Full control	Yes
Number of shares at grant date	42,980
Fair value at grant date	€ 20.39
Vesting date	Jan 17, 2010
Number of shares at vesting date	33,565
End of lock-up date	Jan 17, 2012
F.J. van Hout [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	40,023
Fair value at grant date	€ 37.33
Vesting date	Apr 18, 2015
Number of shares at vesting date
End of lock-up date	Apr 18, 2017
F.J. van Hout [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	48,293
Fair value at grant date	€ 28.29
Vesting date	Apr 13, 2014
Number of shares at vesting date
End of lock-up date	Apr 13, 2016
F.J. van Hout [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	48,293
Fair value at grant date	€ 22.93
Vesting date	Feb 1, 2013
Number of shares at vesting date
End of lock-up date	Feb 1, 2015
F.J. van Hout [Member] | Performance Shares Three [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 2, 2009
Status	Unconditional
Full control	No
Number of shares at grant date	31,021
Fair value at grant date	€ 13.05
Vesting date	Feb 2, 2012
Number of shares at vesting date	26,589	[1]
End of lock-up date	Feb 2, 2014
F.J.M. Schneider Maunoury [Member] | Performance Shares Six [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 18, 2012
Status	Conditional
Full control	No
Number of shares at grant date	38,944
Fair value at grant date	€ 37.33
Vesting date	Apr 18, 2015
Number of shares at vesting date
End of lock-up date	Apr 18, 2017
F.J.M. Schneider Maunoury [Member] | Performance Shares One [Member]
Performance shares granted to members of the Board of Management
Grant Date	Apr 13, 2011
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 28.29
Vesting date	Apr 13, 2014
Number of shares at vesting date
End of lock-up date	Apr 13, 2016
F.J.M. Schneider Maunoury [Member] | Performance Shares Two [Member]
Performance shares granted to members of the Board of Management
Grant Date	Feb 1, 2010
Status	Conditional
Full control	No
Number of shares at grant date	46,886
Fair value at grant date	€ 22.93
Vesting date	Feb 1, 2013
Number of shares at vesting date
End of lock-up date	Feb 1, 2015

[1]	The number of shares included in the lock-up period is reduced as a result of the synthetic share buyback due to an exchange for each 100 ordinary shares for 77 ordinary shares. The number of shares vested in 2012 after the synthetic share buyback for Mr. Meurice, Mr. Wennink, Mr. van den Brink and for Mr. van Hout are 37,621 shares, 23,289 shares, 24,722 shares and 20,474 shares, respectively. The number of shares vested in 2011 after the synthetic share buyback for Mr. Meurice, Mr. Wennink and for Mr. van den Brink are 37,621 shares, 23,289 shares and 24,722 share, respectively

Board of Management and Supervisory Board Remuneration (Details 3) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Supervisory Board remuneration
Supervisory Board remuneration	€ 641,366		€ 567,125
Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	470,000		428,750
Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	35,000		35,000
Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	34,000		27,250
Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	28,000		27,250
Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	36,000		35,125
Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	38,366	[1],[2]	13,750	[1],[2]
Arthur.P.M. van der Poel [Member]
Supervisory Board remuneration
Supervisory Board remuneration	94,750		88,250
Arthur.P.M. van der Poel [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	68,750		62,500
Arthur.P.M. van der Poel [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Arthur.P.M. van der Poel [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Arthur.P.M. van der Poel [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Arthur.P.M. van der Poel [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Arthur.P.M. van der Poel [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[1],[2],[3]
Jos W.B. Westerburgen [Member]
Supervisory Board remuneration
Supervisory Board remuneration	96,116		66,750
Jos W.B. Westerburgen [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Jos W.B. Westerburgen [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Jos W.B. Westerburgen [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	12,000		11,500
Jos W.B. Westerburgen [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	12,000		11,500
Jos W.B. Westerburgen [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Jos W.B. Westerburgen [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	23,366	[1],[2],[3]
OB Bilous [Member]
Supervisory Board remuneration
Supervisory Board remuneration	104,750		99,500
OB Bilous [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	78,750		73,750
OB Bilous [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
OB Bilous [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
OB Bilous [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
OB Bilous [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
OB Bilous [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000	[1],[2]	10,000	[1],[2]
Frits W. Frohlich [Member]
Supervisory Board remuneration
Supervisory Board remuneration	68,750		62,500
Frits W. Frohlich [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Frits W. Frohlich [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	15,000		15,000
Frits W. Frohlich [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Frits W. Frohlich [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Frits W. Frohlich [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Frits W. Frohlich [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	5,000	[1],[2]	3,750	[1],[2]
Hendrika (Ieke) C.J. van den Burg [Member]
Supervisory Board remuneration
Supervisory Board remuneration	56,750		51,625
Hendrika (Ieke) C.J. van den Burg [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Hendrika (Ieke) C.J. van den Burg [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Hendrika (Ieke) C.J. van den Burg [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Hendrika (Ieke) C.J. van den Burg [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Hendrika (Ieke) C.J. van den Burg [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Hendrika (Ieke) C.J. van den Burg [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[1],[2],[3]
William T. Siegle [Member]
Supervisory Board remuneration
Supervisory Board remuneration	90,750		85,250
William T. Siegle [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	78,750		73,750
William T. Siegle [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
William T. Siegle [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
William T. Siegle [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
William T. Siegle [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	12,000		11,500
William T. Siegle [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[3]
Pauline F. M. van der Meer Mohr [Member]
Supervisory Board remuneration
Supervisory Board remuneration	56,750		51,625
Pauline F. M. van der Meer Mohr [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Pauline F. M. van der Meer Mohr [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Pauline F. M. van der Meer Mohr [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Pauline F. M. van der Meer Mohr [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Pauline F. M. van der Meer Mohr [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Pauline F. M. van der Meer Mohr [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[3]
Wolfgang H. Ziebart [Member]
Supervisory Board remuneration
Supervisory Board remuneration	72,750		61,625
Wolfgang H. Ziebart [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Wolfgang H. Ziebart [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Wolfgang H. Ziebart [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	6,000	[4]
Wolfgang H. Ziebart [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Wolfgang H. Ziebart [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Wolfgang H. Ziebart [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[3]

[1]	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 per year to fulfill this role. As the adjustment of the Supervisory Board's remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.
[2]	To compensate for certain obligations ASML has towards the U.S. government as a result of the acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
[3]	In 2012 Jos Westerburgen received a provisional payment related to the supervisory board remuneration for the period January to April 2013. As legislation regarding VAT registration for Supervisory Board members will change as from 2013 and Jos Westerburgen will resign in 2013 it was discussed and agreed with the Dutch tax authorities to pay the remuneration fee in advance.
[4]	During 2012 Wolfgang H. Ziebart was appointed as member of the Remuneration Committee and therefore received a partial fee.

Board of Management and Supervisory Board Remuneration (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Measurement period long term incentive	three calendar years
Board of Management and Supervisory Board Remuneration (Additional Textual) [Abstract]
Maximum severance amount	One Year Base Salary
Period for retention of options by Board of Management	2 years
Period for retention of shares by Board of Management at least	2 years
Net cost allowance paid to member's of Supervisory Board, except Chairman of the Supervisory Board	€ 1,800
Net cost allowance paid to Chairman of the Supervisory Board	2,400
Period for notice of termination from the date on which change of control occurs	12 months
Additional compensation for one U.S. member to fulfill certain obligations towards the U.S. government	10,000
Period in which cost of shares awards are charged to the consolidated statement of operations	3 years
Period which the average share price remains fixed	15 days
Period over which the average share price remains fixed prior to closing of transactions	30 days
Percent of employee contribution in pension plan of pension base	4.00%
Share exchange ratio description	each 100 ordinary shares for 77 ordinary shares
Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Number of performance criteria for short term incentive plan	6
Cash payout based on performance evaluation	1,800,000
Weighting of the five quantitative criteria	80.00%
Weighting of sixth performance criteria based on qualitative objectives	20.00%
Percentage target ROAIC position compare to peer group, weighted	80.00%
Qualitative target to keep performing high standards, weighted	20.00%
Financial targets Board of Management	3
Technology leadership target Board of Management	1
Market position target Board of Management	1
Quantitative performance criteria Board of Management	5
Board of Management and Supervisory Board Remuneration (Additional Textual) [Abstract]
Technology leadership target Board of Management	1
Market position target Board of Management	1
Long Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Maximum value of performance shares award to Board of Management as a percentage of base salary	146.25%
Fixed period for performance shares to be awarded	2 years
On target level of performance related long term incentive as percentage of the base salary	80.00%
Other Members of Board of Management [Member] | Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
On target level performance related to short term incentive as percentage of base salary	60.00%
Frits W. Frohlich [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Additional remuneration vice chairman supervisory board	3,750
E. Meurice [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(106,266)	(148,040)	(296,287)
Period for appointments of members of board of management	4 years
Reappointment period of members of board of management	4 years
Vested shares	37,621
P.T.F.M. Wennink [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(65,785)	(91,645)	(183,612)
Period for appointments of members of board of management	indefinite
Vested shares	23,289
M.A. van den Brink [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(69,831)	(97,281)	(191,972)
Period for appointments of members of board of management	indefinite
Vested shares	24,722
Chief Executive Officer [Member] | Short Term Incentive Plan [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
On target level performance related to short term incentive as percentage of base salary	75.00%
F.J. van Hout [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Amount of adjustment in board of management performance share	(57,838)
Period for appointments of members of board of management	4 years
Reappointment period of members of board of management	4 years
Vested shares	20,474
F.J.M. Schneider Maunoury [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Period for appointments of members of board of management	4 years
Reappointment period of members of board of management	4 years
Vice Chairman [Member]
Board of Management and Supervisory Board Remuneration (Textual) [Abstract]
Additional remuneration vice chairman supervisory board	€ 5,000

Selected operating expenses and additional information (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011 Person	Dec. 31, 2010 Person
Personnel expenses for all payroll employees
Wages and salaries	€ 711,039	€ 648,869	€ 551,683
Social security expenses	58,180	52,550	42,468
Pension and retirement expenses	50,298	45,947	40,593
Share-based payments	18,714	12,430	12,109
Personnel expenses	€ 838,231	€ 759,796	€ 646,853
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	10,636	9,890	9,245
Temporary employees (in FTEs)	2,139	1,935	2,061
Payroll employees (in FTEs)	8,497	7,955	7,184
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	8,140	7,627	6,785
NETHERLANDS [Member]
Selected operating expenses and additional information (Textual) [Abstract]
Average number of payroll employees employed (in FTEs)	4,620	4,313	3,805
Customer Support [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,538	2,478	2,236
SG&A [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	869	723	727
Industrial Engineering [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	637	420	398
Manufacturing & Logistics [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	2,856	2,852	2,659
R&D [Member]
Total number of payroll and temporary personnel employed in FTEs per sector
Total employees (in FTEs)	3,736	3,417	3,225

Research and development costs (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and development costs (Textual) [Abstract]
Research and Development credits as included in Research and Development costs	€ 17.9	€ 25.1	€ 29.5

Interest income and expense (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Interest Income (Expense), Net [Abstract]
Interest income	€ 16,585,000	€ 41,156,000	[1]	€ 15,125,000
Interest income on cash pools	4,200,000	6,800,000		3,600,000
Interest expense	€ (22,781,000)	€ (33,737,000)	[1]	€ (23,301,000)

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.

Vulnerability due to certain concentrations (Details)	Feb. 05, 2013
Vulnerability due to certain concentrations (Textual) [Abstract]
Approval date on the merger agreement by the Cymer Stockholders	Feb 5, 2013

Shareholders' equity (Details) (EUR €)	0 Months Ended	1 Months Ended											12 Months Ended							12 Months Ended			12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 29, 2012	Jun. 30, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Feb. 28, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Sep. 07, 2012	Jul. 06, 2012	Apr. 25, 2012	Dec. 31, 2012 Synthetic Share Buyback [Member]	Dec. 31, 2012 Foundation Administration Office MAKTSJAB [Member]	Jul. 09, 2012 Foundation Administration Office MAKTSJAB [Member]	Dec. 31, 2012 Foundation Administration Office Samsung [Member]	Dec. 31, 2012 Foundation Administration Office TSMC [Member]	Dec. 31, 2012 Ordinary Stock [Member]	Dec. 31, 2012 Common Class B [Member]
Stockholders' Equity [Line Items]
Ordinary Shares, authorized (actual number of shares)																									699,999,000	9,000
Ordinary Shares, issued (actual number of shares)																									419,852,467
Ordinary shares issued																					62,977,877		12,595,575	20,992,625
Ordinary Shares, nominal value																									€ 0.09	€ 0.01
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased	2,132,366	1,542,149	3,240,099	1,153,112			428,000	1,133,550	1,219,480	654,169	949,726	1,025,407	13,478,058							93,411,216
Shareholders' equity (Textual) [Abstract]
Maximum Shares Authorized for issuance as percentage of Issued Share capital																	5.00%
Additional maximum Shares Authorized for issuance on business acquisitions and mergers percentage of Issued Share capital																	5.00%
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management																	10.00%
Maximum Market Price for repurchase by the Board of Management of ordinary shares as a percentage based on market price per April 25, 2012																			110.00%
Treasury shares		12,687,246											12,687,246		17,625,533
Cumulative Preference Shares, nominal value		€ 0.09											€ 0.09		€ 0.09
Period in which the company to repurchase or cancel cumulative preference shares		20 months											20 months
Period for granting authority to Board of management to issue shares and options		18 months											18 months
Dividend declared per ordinary shares of EUR		€ 0.53											€ 0.53
Cumulative Preference Shares, authorized (actual number of shares)		700,000,000											700,000,000		700,000,000
Cumulative Preference Shares, issued (actual number of shares)
Depositary receipts for ordinary shares		96,566,077											96,566,077
Fractional shares		900											900
Number of fractional shares		100											100
Common stock value authorized		126,000,000											126,000,000
Repurchase program agreement																			Up to a maximum of two times 10.0 percent of our issued share capital as of the date of authorization
Selling price of shares included in the customer co-investment program		€ 39.91											€ 39.91					€ 39.91				€ 39.91
Difference between capital repayment and net proceeds from issuance of shares													€ 125,600,000
Shares issued under customer co-investment program													3,853,900,000
Capital repayment													€ (3,728,324,000)	[1],[2]
Nominal value upon second amendment													€ 9.24
Nominal value per ordinary share upon third amendment													€ 0.06
Amount of decrease in nominal value per ordinary share upon third amendment													€ 9.18
Conversion of stock shares													100 ordinary shares for 77 ordinary shares
Nominal value													€ 0.09
Nominal value before second amendment													€ 0.09

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.

Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Details) (EUR €)	0 Months Ended		1 Months Ended																							11 Months Ended	12 Months Ended
	Jan. 31, 2012		Dec. 31, 2012	Dec. 14, 2012	Nov. 30, 2012		Oct. 31, 2012		Sep. 30, 2012		Aug. 31, 2012		Jul. 29, 2012		Jun. 30, 2012		May 31, 2012		Apr. 30, 2012		Mar. 31, 2012		Feb. 28, 2012		Jan. 19, 2011	Nov. 22, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Apr. 25, 2012
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased	2,132,366		1,542,149		3,240,099		1,153,112						428,000		1,133,550		1,219,480		654,169		949,726		1,025,407				13,478,058
Summary of shares repurchased
Average price paid per share (EUR)	€ 32.65		€ 48.24		€ 44.1		€ 41.86						€ 40.65		€ 38.61		€ 36.88		€ 37.18		€ 35.76		€ 34.71				€ 39.71
Total number of shares purchased as a part of publicly announced plans or programs	2,132,366		13,478,058	2,200,000	11,935,909		8,695,810		7,542,698		7,542,698		7,542,698		7,114,698		5,981,148		4,761,668		4,107,499		3,157,773			11,278,058
Maximum value of shares that may yet be purchased under the plans or program	€ 360,369,363	[1]					€ 112,099,413	[1]	€ 160,366,940	[1]	€ 160,366,940	[1]	€ 160,366,940	[1]	€ 177,764,616	[1]	€ 221,530,029	[1]	€ 266,501,698	[1]	€ 290,820,741	[1]	€ 324,780,615	[1]
Maximum number of shares that may yet be purchased under program	2,200,000	[2]			1,542,149	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Textual) [Abstract]
Repurchase program agreement, maximum percentage authorized to buy back																															Up to a maximum of two times 10.0 percent of our issued share capital as of the date of authorization
Maximum amount of shares intended to be repurchased																									1,000,000,000
Value of shares repurchased during the period				105,200,000																						430,000,000
Average price paid per share				€ 47.81																						€ 38.13	€ 39.91
Conversion of stock, Shares Issued																											77
Conversion of stock, Shares Converted																											100
Capital repayment																											(3,728,324,000)	[3],[4]
Maximum amount of shares intended to be repurchased																											€ 1,130,000,000
Amount of decrease in nominal value per ordinary share upon third amendment																											€ 9.18
Synthetic Share Buyback [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased																											93,411,216

[1]	Program to purchase shares up to a maximum amount of EUR 1,130 million. We have or will cancel these shares.
[2]	Program to purchase up to 2.2 million shares for the purpose of covering outstanding employee stock and stock option plans
[3]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[4]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.

Customer Co-Investment Program (Details) (EUR €)	1 Months Ended	12 Months Ended		12 Months Ended					1 Months Ended							12 Months Ended
	Jul. 09, 2012 Project	Dec. 31, 2012	Jul. 06, 2012	Dec. 31, 2012 Share Premium		Dec. 31, 2012 Participating Customers [Member]	Dec. 31, 2012 Intel [Member] Agreements	Jul. 09, 2012 Intel [Member]	Jul. 09, 2012 Foundation Administration Office MAKTSJAB [Member]	Aug. 05, 2012 Foundation TSMC [Member]	Aug. 27, 2012 Foundation Samsung [Member]	Jul. 09, 2012 Intel 450 MM NRE Funding Agreement [Member]	Jul. 09, 2012 Intel EUV NRE Funding Agreement [Member]	Aug. 05, 2012 TSMC NRE Funding Agreement [Member]	Aug. 27, 2012 Samsung NRE Funding Agreement [Member]	Dec. 31, 2012 Samsung [Member]	Dec. 31, 2012 TSMC [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital						23.00%			15.00%	5.00%	3.00%
Equity participation, amount							€ 2,513,000,000									€ 503,000,000	€ 838,000,000
Percentage of acquisition of outstanding share capital Maximum							19.90%
Permission to acquire outstanding shares							4.99%
Additional Percentage of Outstanding shares acquired that should be held by the Intel Foundation							4.99%
Percentage of outstanding share capital						5.00%	2.00%									1.00%	1.00%
Percentage of transfer of shares							4.00%									1.50%	2.50%
Fund for R&D project							829,000,000	829,000,000				553,000,000	276,000,000	277,000,000	276,000,000
Period of acquisition of shares							18 months
Transfer of ordinary shares restriction period							2 years 6 months
Percentage of votes in General Meeting							50.00%
Number of funding agreements entered							2
Fair value based on quoted share prices		3,977,368,000		3,968,677,000
Customer Co-Investment Program (Textual) [Abstract]
Contribution of participating customers	1,380,000,000
Number of funding projects in Customer Co-Investment Program	2
Shares issued under customer co-investment program		3,853,900,000
Selling price of shares included in the customer co-investment program		€ 39.91	€ 39.91						€ 39.91
Suspension event voting restrictions percentage of issued share capital		25.00%
Repurchase of shares, percentage		25.00%
Percentage of acquisition of outstanding share capital Minimum		20.00%
The difference between the fair value of share and the subscription price		€ (123,416,000) [1]		€ (123,416,000)	[1]
Termination period of NRE funding agreement		Dec 31, 2017

[1]	The difference between the fair value of the shares and the subscription price of the shares issued to the participating customers in the Customer Co- Investment Program.

Related Party Transactions (Details) (EUR €)	12 Months Ended					6 Months Ended		1 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011		Dec. 31, 2010	Jul. 06, 2012	Dec. 31, 2012 Intel [Member]	Jul. 09, 2012 Intel [Member]	Jul. 09, 2012 Foundation Administration Office MAKTSJAB [Member]	Jul. 09, 2012 Intel 450 MM NRE Funding Agreement [Member]	Jul. 09, 2012 Intel EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project						€ 829,000,000	€ 829,000,000		€ 553,000,000	€ 276,000,000
Investment in ordinary shares as percentage of issued share capital								15.00%
Selling price of shares included in the customer co-investment program	€ 39.91				€ 39.91			€ 39.91
Termination period of NRE funding agreement	Dec 31, 2017
Net sales	4,731,555,000	5,651,035,000	[1]	4,507,938,000		301,700,000
Outstanding balance						65,000,000
Related Party Transactions (Textual) [Abstract]
Period of subordinated loan		14 years
Subordinated loan		€ 5,000,000
Number of resigned members in supervisory board of related party	2

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.

Subsequent Events (Details)	Feb. 05, 2013	Oct. 16, 2012
Subsequent Events (Textual) [Abstract]
Approval date on the merger agreement by the Cymer Stockholders	Feb 5, 2013
Date of the Cymer Agreement		Oct 16, 2012